UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2014

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2014. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

February 2, 2015

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2014

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2014 and held until December 31, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2014” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2014” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2014	Ending Account Value Using Actual Return at December 31, 2014	Expenses Paid During the Six Months Ended December 31, 2014*	Beginning Account Value at July 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2014	Expenses Paid During the Six Months Ended December 31, 2014*	Annualized Expense Ratio*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,018.61	$3.00	$1,000.00	$1,022.23	$3.01	0.59%
Class 2	$1,000.00	$1,018.11	$3.71	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$1,017.52	$4.22	$1,000.00	$1,021.02	$4.23	0.83%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,009.38	$3.80	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,008.30	$4.56	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,008.46	$5.06	$1,000.00	$1,020.16	$5.09	1.00%
Growth and Income Portfolio
Class 1	$1,000.00	$1,064.00	$4.01	$1,000.00	$1,021.32	$3.92	0.77%
Growth Portfolio
Class 1	$1,000.00	$1,013.30	$3.81	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,012.72	$4.52	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,012.07	$5.02	$1,000.00	$1,020.21	$5.04	0.99%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,076.88	$3.87	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,075.98	$4.66	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,075.52	$5.18	$1,000.00	$1,020.21	$5.04	0.99%
Natural Resources Portfolio
Class 1	$1,000.00	$735.84	$3.68	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$734.78	$4.29	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$734.73	$4.72	$1,000.00	$1,019.76	$5.50	1.08%
Multi-Asset Portfolio#+
Class 1	$1,000.00	$1,046.73	$5.67	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$1,045.91	$6.96	$1,000.00	$1,018.40	$6.87	1.35%
Strategic Multi-Asset Portfolio#
Class 1	$1,000.00	$1,019.32	$6.11	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014” and the “Annualized Expense Ratio” would have been lower.
+	See Note 12

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	32.5%
Federal National Mtg. Assoc.	31.9
U.S. Government Agencies	10.9
Government National Mtg. Assoc.	8.0
Federal Home Loan Mtg. Corp.	6.0
Diversified Financial Services	5.7
United States Treasury Bonds	4.8
Repurchase Agreements	3.5
Diversified Banking Institutions	3.0
Municipal Bonds	2.5
Banks-Commercial	2.1
Medical-Drugs	1.3
Oil Companies-Integrated	1.0
Schools	0.8
Sovereign Agency	0.8
Banks-Super Regional	0.7
Transport-Services	0.7
Insurance-Multi-line	0.5
Insurance-Life/Health	0.5
Finance-Commercial	0.5
Diversified Manufacturing Operations	0.4
Retail-Discount	0.4
Medical Instruments	0.4
Auto-Cars/Light Trucks	0.4
Multimedia	0.3
Computers	0.3
Electric-Distribution	0.3
Computers-Memory Devices	0.2
Special Purpose Entity	0.2
Finance-Investment Banker/Broker	0.2
Machinery-Construction & Mining	0.2
Sovereign	0.2
Property Trust	0.2
Airlines	0.2
Oil-Field Services	0.2
Medical Labs & Testing Services	0.1
Brewery	0.1
Electric-Generation	0.1
Diversified Operations	0.1
Medical-HMO	0.1
Cellular Telecom	0.1
Insurance-Property/Casualty	0.1
Food-Wholesale/Distribution	0.1
Medical-Hospitals	0.1

122.7%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	78.7%
Aa	7.1
A	8.8
Baa	2.4
Not Rated@	3.0

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,002,934
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,972,370
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	6,885,000	6,866,417
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.43% due 03/11/2039(1)	3,806,705	3,933,114
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/2044(1)	4,398,808	4,469,884
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,044,917
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(1)	4,176,504	4,377,620
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,855,377	2,925,248
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,313,049
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,497,118
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	583,978
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	2,250,000	2,252,837
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(1)	2,555,000	2,741,065
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(1)	975,000	1,075,029
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	4,739,917
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/2050(1)	5,200,000	5,615,350
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	821,806
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	910,000	918,731
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,677,494

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	$1,596,989	$1,564,952
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	3,914,717	3,947,244
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(1)	1,932,289	2,047,707
Westlake Automobile Receivables Trust Series 2014-A2, Class 2A 0.97% due 10/16/2017*	2,510,000	2,510,100

Total Asset Backed Securities (cost $66,468,819)		66,898,881

U.S. CORPORATE BONDS & NOTES — 11.9%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,058,971	2,362,670

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,083,420
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	800,179

		4,883,599

Banks-Commercial — 0.1%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	449,954
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	880,240

		1,330,194

Banks-Super Regional — 0.7%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,043,616
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,119,549
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	534,852
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,520,135
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,423,959
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	603,639

		10,245,750

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	$1,640,000	$1,593,887

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	211,785

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,045,918
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,900,784
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	247,943

		4,194,645

Computers-Memory Devices — 0.2%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,281,000	1,276,646
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	995,188
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	1,003,632

		3,275,466

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,310,341
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,119,825
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,623,262
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,834,448
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	5,948,973
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,395,022
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	398,043
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,308,173
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,489,676
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,404,025

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	$2,000,000	$2,209,410
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,269,541
Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,690,684

		38,001,423

Diversified Financial Services — 0.9%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,687,540
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	2,315,000	3,019,517
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	2,320,000	3,168,846

		12,875,903

Diversified Manufacturing Operations — 0.1%
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	679,214

Electric-Integrated — 0.0%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	618,782

Finance-Commercial — 0.5%
Private Export Funding Corp. U.S. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,118,083

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Company Guar. Notes 3.00% due 10/02/2021	585,000	593,875
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	335,000	344,720

		938,595

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,241,530
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	705,000	785,615

		7,027,145

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 1.90% due 12/15/2017(3)	425,000	425,969
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,545,000	1,744,841

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	$3,030,000	$3,088,228
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,100,344

		7,359,382

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,025,655

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,117,047
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	945,524
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	600,000	640,726

		2,703,297

Medical Instruments — 0.4%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	750,000	751,967
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	1,065,000	1,078,500
Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*	1,700,000	1,739,049
Medtronic, Inc. Senior Notes 3.63% due 03/15/2024	425,000	441,166
Medtronic, Inc. Senior Notes 4.38% due 03/15/2035*	740,000	785,034
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	365,000	395,656

		5,191,372

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,444,000	1,667,800

Medical-Drugs — 1.1%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	356,409
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,713,821
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	564,752
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	1,009,502

Security Description	Principal Amount	Value (Note 2)

Medical-Drugs (continued)
Eli Lilly & Co. Senior Notes 4.65% due 06/15/2044	$1,390,000	$1,558,037
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,866,936
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	808,572
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,849,043
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,908,468

		14,635,540

Medical-HMO — 0.1%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	398,106
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	841,254

		1,239,360

Medical-Hospitals — 0.1%
Dignity Health Notes 2.64% due 11/01/2019	260,000	262,001
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	556,414

		818,415

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,593,521
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,836,797

		4,430,318

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	254,573

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	240,000	242,393
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	502,122

		744,515

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	340,000	371,591

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	$5,000,000	$5,339,275

Schools — 0.8%
President and Fellows of Harvard College Notes 6.30% due 10/01/2037	5,000,000	5,320,845
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,489,610

		11,810,455

Special Purpose Entity — 0.2%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	2,594,750	3,201,933

Transport-Services — 0.7%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,598,152	3,039,838
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,449,035

		9,488,873

Total U.S. Corporate Bonds & Notes (cost $153,548,136)		164,639,495

FOREIGN CORPORATE BONDS & NOTES — 4.6%
Banks-Commercial — 2.0%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,533,638
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,003,675
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	4,000,000	4,123,004
Credit Suisse New York Senior Notes 3.00% due 10/29/2021	860,000	855,986
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,451,448
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	2,200,000	2,237,926
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,546,461
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,517,500
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,388,164

		28,657,802

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	626,516

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	$530,000	$507,740

		1,134,256

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,234,583
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	313,644
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,224,940

		4,773,167

Diversified Manufacturing Operations — 0.3%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,108,585

Diversified Operations — 0.1%
Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	1,400,000	1,406,411

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,494,069

Finance-Investment Banker/Broker — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,193,265

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,571,103

Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	416,719
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,197,360
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,876,449
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	325,188
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	201,259
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	179,715
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	476,412
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,301,532

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	$270,000	$270,887
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	843,798
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	825,108
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,024,258

		12,938,685

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,195,233

Property Trust — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,372,560

Total Foreign Corporate Bonds & Notes (cost $62,584,369)		65,845,136

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.3%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	4,036,326

Sovereign — 0.2%
AID-Egypt U.S. Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,571,793

Total Foreign Government Obligations (cost $5,617,125)		6,608,119

MUNICIPAL BONDS & NOTES — 2.5%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,090,000	4,685,831
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 4/01/2049	2,400,000	3,382,056
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,819,763
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,645,865
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,100,000	1,458,292
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,994,496

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	$2,800,000	$3,127,432
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,184,997
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,412,019
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,967,450
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,798,150
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,336,031
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,771,479

Total Municipal Bonds & Notes (cost $29,119,430)		35,583,861

U.S. GOVERNMENT AGENCIES — 46.7%
Federal Home Loan Mtg. Corp. — 6.0%
2.50% due January TBA	8,400,000	8,543,456
3.00% due January TBA	38,000,000	38,866,149
3.50% due January TBA	9,700,000	10,133,304
4.00% due 09/01/2026	1,726,132	1,848,242
4.00% due 12/01/2040	10,332,900	11,030,061
4.00% due January TBA	10,400,000	11,085,750
5.50% due January TBA	2,000,000	2,234,219
6.00% due 12/01/2039	314,158	355,437
7.50% due 05/01/2027	2,010	2,273

		84,098,891

Federal National Mtg. Assoc. — 31.9%
2.00% due January TBA	2,900,000	2,888,220
2.50% due January TBA	14,650,000	14,841,140
2.82% due 12/01/2024	5,025,000	5,098,370
3.00% due 05/01/2027	1,156,463	1,205,167
3.00% due 06/01/2027	658,236	686,004
3.00% due 08/01/2027	445,428	464,218
3.00% due January TBA	36,025,000	36,497,242
3.01% due 12/01/2024	4,000,000	4,110,707
3.50% due January TBA	45,450,000	47,480,864
4.00% due 09/01/2026	11,891,548	12,747,596
4.00% due January TBA	45,600,000	48,710,797
4.50% due 11/01/2026	1,868,811	2,021,522
4.50% due 01/01/2027	2,310,778	2,468,198
4.50% due 06/01/2038	93,596	101,893
4.50% due 05/01/2039	81,323	88,342
4.50% due 06/01/2039	471,821	513,384
4.50% due 08/01/2039	14,934	16,240
4.50% due 01/01/2040	203,895	221,597
4.50% due 03/01/2040	456,676	496,241
4.50% due 04/01/2040	94,433	102,526
4.50% due 06/01/2040	5,205,501	5,654,204
4.50% due 07/01/2040	272,892	296,181
4.50% due 08/01/2040	78,326	85,107

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2040	$21,751,160	$23,633,922
4.50% due 10/01/2040	94,773	102,995
4.50% due 11/01/2040	4,535,362	4,928,231
4.50% due 12/01/2040	1,153,573	1,255,670
4.50% due 01/01/2041	827,464	899,692
4.50% due 02/01/2041	1,799,821	1,957,539
4.50% due 03/01/2041	16,938,732	18,404,527
4.50% due 04/01/2041	7,780,697	8,453,648
4.50% due 05/01/2041	8,195,098	8,905,090
4.50% due 06/01/2041	1,441,189	1,566,203
4.50% due 07/01/2041	4,284,096	4,656,350
4.50% due 08/01/2041	6,503,990	7,070,499
4.50% due 09/01/2041	13,138,901	14,275,682
4.50% due 10/01/2041	426,184	465,292
4.50% due 11/01/2041	845,289	918,813
4.50% due 12/01/2041	33,816	36,757
4.50% due 01/01/2042	3,851,468	4,213,707
4.50% due 02/01/2042	97,432	106,266
4.50% due 05/01/2042	1,615,551	1,755,687
4.50% due 04/01/2043	825,211	900,804
4.50% due 06/01/2043	393,351	427,363
4.50% due 08/01/2043	92,775	100,736
4.50% due 09/01/2043	1,786,964	1,940,372
4.50% due 10/01/2043	1,194,435	1,297,578
4.50% due 11/01/2043	19,485,683	21,153,348
4.50% due 01/01/2044	15,310,458	16,635,336
4.50% due 02/01/2044	17,419,580	18,959,558
4.50% due 03/01/2044	1,839,918	2,001,862
4.50% due 04/01/2044	31,914,242	34,689,405
4.50% due 05/01/2044	13,036,859	14,192,743
4.50% due 06/01/2044	129,697	140,792
4.50% due 08/01/2044	1,953,484	2,130,527
5.00% due January TBA	24,000,000	26,515,781
5.50% due 03/01/2038	1,888,833	2,110,638
5.50% due 06/01/2038	77,066	86,116
5.50% due 08/01/2038	85,882	95,967
5.50% due 09/01/2039	59,504	66,590
5.50% due 05/01/2040	18,393	20,625
5.50% due 06/01/2040	21,443	24,171
5.50% due January TBA	11,700,000	13,087,547
6.50% due 02/01/2038	174,563	201,282
6.50% due 10/01/2039	204,094	232,427

		447,413,898

Government National Mtg. Assoc. — 8.0%
3.00% due January TBA	13,175,000	13,473,084
3.50% due January TBA	40,350,000	42,354,891
4.00% due 02/15/2041	1,694,818	1,831,325
4.00% due 09/15/2041	1,422,587	1,527,566
4.00% due 02/15/2042	181,276	195,242
4.00% due 08/15/2042	168,729	183,371
4.00% due January TBA	10,400,000	11,157,128
4.50% due 05/15/2040	1,700,802	1,863,071
4.50% due 06/15/2040	2,536,230	2,778,215
4.50% due 07/15/2040	3,637,253	3,983,404
4.50% due 05/15/2042	315,494	344,927
5.00% due 07/15/2033	2,376,440	2,642,379

5.00% due 10/15/2033	110,984	123,187
5.00% due 11/15/2033	16,017	17,735
5.00% due 12/15/2033	45,436	50,313
5.00% due 01/15/2034	232,400	258,316
5.00% due 02/15/2034	114,381	126,255
5.00% due 03/15/2034	10,557	11,639

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
5.00% due 05/15/2034	$16,844	$18,759
5.00% due 06/15/2035	14,548	16,098
5.00% due 09/15/2035	154,654	172,032
5.00% due 11/15/2035	73,433	81,281
5.00% due 12/15/2035	36,175	40,029
5.00% due 02/15/2036	25,515	28,200
5.00% due 03/15/2036	17,756	19,611
5.00% due 09/15/2036	7,259	8,034
5.00% due 05/15/2038	16,499	18,198
5.00% due 07/15/2038	410,415	452,169
5.00% due 08/15/2038	71,564	78,844
5.00% due 11/15/2038	195,559	215,691
5.00% due 12/15/2038	706,057	778,744
5.00% due 06/15/2039	952,908	1,053,948
5.00% due 08/15/2039	272,749	301,885
5.00% due 07/15/2040	208,631	230,040
5.00% due 04/15/2041	612,856	680,083
5.50% due 10/15/2032	2,645	2,954
5.50% due 11/15/2032	3,898	4,361
5.50% due 02/15/2033	150,020	167,988
5.50% due 05/15/2033	102,985	116,280
5.50% due 06/15/2033	130,392	146,351
5.50% due 07/15/2033	19,899	22,442
5.50% due 08/15/2033	18,480	20,717
5.50% due 09/15/2033	8,165	9,163
5.50% due 11/15/2033	277,130	311,195
5.50% due 01/15/2034	358,155	403,070
5.50% due 02/15/2034	85,609	96,286
5.50% due 03/15/2034	1,234,904	1,381,863
5.50% due 04/15/2034	38,057	42,926
5.50% due 05/15/2034	78,276	89,317
5.50% due 06/15/2034	30,875	34,864
5.50% due 07/15/2034	45,019	50,849
5.50% due 08/15/2034	28,584	32,097
5.50% due 09/15/2034	530,253	592,823
5.50% due 10/15/2034	373,527	421,516
5.50% due 04/15/2036	50,491	56,645
6.00% due 03/15/2028	8,690	9,830
6.00% due 06/15/2028	16,443	18,610
6.00% due 08/15/2028	53,609	61,264
6.00% due 09/15/2028	37,954	42,950
6.00% due 10/15/2028	13,322	15,066
6.00% due 11/15/2028	3,470	3,924
6.00% due 12/15/2028	78,960	89,567
6.00% due 03/15/2029	395	447
6.00% due 04/15/2029	3,203	3,639
6.00% due 01/15/2032	12,380	14,327
6.00% due 02/15/2032	275	311
6.00% due 07/15/2032	12,329	14,178
6.00% due 09/15/2032	13,737	15,539
6.00% due 10/15/2032	287,762	331,628
6.00% due 11/15/2032	18,064	20,417

6.00% due 01/15/2033	4,068	4,629
6.00% due 02/15/2033	33,377	38,427
6.00% due 03/15/2033	46,497	53,789
6.00% due 04/15/2033	51,948	58,787
6.00% due 05/15/2033	113,979	129,003
6.00% due 12/15/2033	38,317	44,335
6.00% due 08/15/2034	7,729	8,942
6.00% due 09/15/2034	111,498	127,444
6.00% due 10/15/2034	98,237	113,689
6.00% due 05/15/2036	41,545	47,928
6.00% due 06/15/2036	369,907	426,521

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 07/15/2036	$4,647,982	$5,359,384
6.00% due 08/15/2036	169,513	195,817
6.00% due 12/15/2036	344,663	398,023
6.00% due 02/15/2037	102,096	117,858
6.00% due 08/15/2037	124,377	140,702
6.00% due 01/15/2038	541,444	619,949
6.00% due 03/15/2038	250,922	283,766
6.00% due 07/15/2038	223,238	252,348
6.00% due 08/15/2038	604,818	683,233
6.00% due 09/15/2038	1,163,702	1,319,684
6.00% due 10/15/2038	1,488,928	1,691,860
6.00% due 11/15/2038	877,020	992,102
6.00% due 12/15/2038	454,783	513,793
6.00% due 01/15/2039	349,030	396,673
6.00% due 02/15/2039	242,936	274,585
6.00% due 04/15/2039	202,088	228,447
6.00% due 12/15/2039	303,142	342,676
6.00% due 03/15/2040	303,395	342,991
6.00% due 04/15/2040	130,251	147,238
6.00% due 06/15/2041	433,675	490,224
6.00% due 09/15/2041	181,788	205,213
6.50% due 05/15/2023	6,695	7,640
6.50% due 06/15/2023	6,093	6,953
6.50% due 07/15/2023	22,690	25,891
6.50% due 08/15/2023	2,339	2,669
6.50% due 10/15/2023	20,550	23,450
6.50% due 11/15/2023	26,017	29,687
6.50% due 12/15/2023	82,316	93,933
6.50% due 02/15/2027	2,371	2,729
6.50% due 12/15/2027	2,680	3,058
6.50% due 01/15/2028	23,962	27,348
6.50% due 02/15/2028	10,636	12,136
6.50% due 03/15/2028	46,696	53,590
6.50% due 04/15/2028	21,777	24,961
6.50% due 05/15/2028	58,033	66,223
6.50% due 06/15/2028	126,182	144,264
6.50% due 07/15/2028	107,891	123,127
6.50% due 08/15/2028	56,163	64,329
6.50% due 09/15/2028	91,422	104,502
6.50% due 10/15/2028	110,749	126,612
6.50% due 11/15/2028	87,324	99,898
6.50% due 12/15/2028	91,825	105,079
6.50% due 01/15/2029	2,083	2,377
6.50% due 02/15/2029	14,709	16,784
6.50% due 03/15/2029	23,059	26,312
6.50% due 04/15/2029	18,174	20,738
6.50% due 05/15/2029	65,721	74,994
6.50% due 06/15/2029	25,837	29,483
6.50% due 03/15/2031	5,086	5,804
6.50% due 04/15/2031	1,218	1,429
6.50% due 05/15/2031	116,669	133,329
6.50% due 06/15/2031	61,368	70,027
6.50% due 07/15/2031	174,108	199,973
6.50% due 08/15/2031	32,118	36,655
6.50% due 09/15/2031	113,668	130,024
6.50% due 10/15/2031	101,470	117,843
6.50% due 11/15/2031	45,013	51,529
6.50% due 01/15/2032	209,933	240,757
6.50% due 02/15/2032	76,441	87,497
6.50% due 03/15/2032	1,850	2,111
6.50% due 04/15/2032	14,010	15,987
6.50% due 05/15/2032	183,857	209,799

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
7.00% due 11/15/2031	$48,755	$56,690
7.00% due 03/15/2032	29,223	34,191
7.00% due 01/15/2033	40,086	47,618
7.00% due 05/15/2033	106,786	125,566
7.00% due 07/15/2033	82,820	96,999
7.00% due 11/15/2033	109,032	129,607
8.00% due 10/15/2029	437	439
8.00% due 12/15/2029	6,658	6,996
8.00% due 01/15/2030	17,947	19,074
8.00% due 03/15/2030	136	137
8.00% due 04/15/2030	33,717	34,883
8.00% due 06/15/2030	1,685	1,751
8.00% due 08/15/2030	7,680	8,288
8.00% due 09/15/2030	23,635	24,548
8.00% due 11/15/2030	2,631	2,960
8.00% due 12/15/2030	4,783	5,204
8.00% due 02/15/2031	40,367	44,284
8.00% due 03/15/2031	12,298	12,520
10.00% due 04/20/2016	827	836
10.00% due 05/20/2016	899	912
10.00% due 08/20/2016	578	601
10.00% due 01/20/2017	1,580	1,605
10.00% due 02/20/2017	1,457	1,465
10.00% due 03/20/2017	1,803	1,830
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(2)	108,905	122,848
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	507,879	579,196
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	188,036	216,804

		112,010,541

Sovereign Agency — 0.8%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,220,512
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,407,044

		10,627,556

Total U.S. Government Agencies (cost $647,017,939)		654,150,886

U.S. GOVERNMENT TREASURIES — 37.3%
United States Treasury Bonds — 4.8%
2.88% due 05/15/2043	38,680,000	39,562,368
3.13% due 08/15/2044	2,435,000	2,621,429
3.38% due 05/15/2044	6,825,000	7,683,455
3.63% due 02/15/2044	14,800,000	17,416,596

		67,283,848

United States Treasury Notes — 32.5%
0.50% due 08/31/2016	93,500,000	93,463,441
0.63% due 05/31/2017	16,000,000	15,908,752
0.63% due 08/31/2017	54,000,000	53,485,326
0.75% due 03/31/2018	2,800,000	2,756,905
1.00% due 03/31/2017	16,000,000	16,067,504
1.00% due 09/15/2017	12,000,000	12,006,564
1.00% due 05/31/2018	9,800,000	9,705,058
1.25% due 11/30/2018	6,800,000	6,752,189
1.38% due 07/31/2018	18,200,000	18,218,491
1.38% due 09/30/2018	23,200,000	23,178,238

12

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.63% due 07/31/2019	$38,000,000	$38,059,356
1.75% due 09/30/2019	60,445,000	60,799,147
2.13% due 12/31/2015(4)	1,500,000	1,527,305
2.13% due 06/30/2021	39,205,200	39,679,936
2.38% due 08/15/2024	21,925,000	22,330,963
2.75% due 02/15/2024	34,875,000	36,697,777
3.13% due 04/30/2017	4,500,000	4,740,116

		455,377,068

Total U.S. Government Treasuries (cost $508,418,053)		522,660,916

Total Long-Term Investment Securities (cost $1,472,773,871)		1,516,387,294

SHORT-TERM INVESTMENT SECURITIES — 10.9%
U.S. Government Agencies — 10.9%
Federal Home Loan Bank Discount Notes 0.05% due 01/07/2015	100,000,000	99,999,167
0.09% due 02/11/2015	37,000,000	36,996,418
0.09% due 02/13/2015	16,000,000	15,998,280

Total Short-Term Investment Securities (cost $152,993,865)		152,993,865

REPURCHASE AGREEMENTS — 3.5%
Bank of America Securities LLC Joint Repurchase Agreement(5)	8,740,000	8,740,000
Barclays Capital PLC Joint Repurchase Agreement(5)	11,205,000	11,205,000
BNP Paribas SA Joint Repurchase Agreement(5)	11,190,000	11,190,000
Deutsche Bank AG Joint Repurchase Agreement(5)	6,905,000	6,905,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	11,190,000	11,190,000

Total Repurchase Agreements (cost $49,230,000)		49,230,000

TOTAL INVESTMENTS (cost $1,674,997,736)(6)	122.7%	1,718,611,159
Liabilities in excess of other assets	(22.7)	(318,496,969)

NET ASSETS	100.0%	$1,400,114,190

Security Description	Principal Amount	Value (Note 2)

FORWARD SALES CONTRACTS — (12.8)%
U.S. Government Agencies — (12.8)%
Federal National Mtg. Assoc. — (12.3)%
4.50% due January TBA	$(158,950,000)	$(172,535,266)

Government National Mtg. Assoc. — (0.5)%
6.00% due January TBA	(6,100,000)	(6,893,001)

Total Forward Sales Contracts (cost $179,113,617)		$(179,428,267)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $66,493,379 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
265	Short	U.S. Treasury 5 Year Note	March 2015	$31,466,992	$31,516,367	$(49,375)
17	Short	U.S. Treasury 10 Year Note	March 2015	2,156,344	2,155,547	797

						$(48,578)

13

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$66,898,881	$—	$66,898,881
U.S. Corporate Bonds & Notes:
Airlines	—	—	2,362,670	2,362,670
Transport-Services	—	6,449,035	3,039,838	9,488,873
Other Industries	—	152,787,952	—	152,787,952
Foreign Corporate Bonds & Notes	—	65,845,136	—	65,845,136
Foreign Government Obligations	—	6,608,119	—	6,608,119
Municipal Bonds & Notes	—	35,583,861	—	35,583,861
U.S. Government Agencies	—	654,150,886	—	654,150,886
U.S. Government Treasuries	—	522,660,916	—	522,660,916
Short-Term Investment Securities	—	152,993,865	—	152,993,865
Repurchase Agreements	—	49,230,000	—	49,230,000

Total Investments at Value	$—	$1,713,208,651	$5,402,508	$1,718,611,159

Other Financial Instruments:+
Open Futures Contracts	$797	$—	$—	$797

LIABILITIES:
Other Financial Instruments:+
Forward Sales Contracts	$—	$179,428,267	$—	$179,428,267
Open Futures Contracts	49,375	—	—	49,375

Total Other Financial Instruments	$49,375	$179,428,267	$—	$179,477,642

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	4.7%
Exchange-Traded Funds	4.7
Federal National Mtg. Assoc.	4.6
Diversified Financial Services	4.6
Medical-Drugs	3.2
Federal Home Loan Mtg. Corp.	2.7
Government National Mtg. Assoc.	2.7
Electric-Integrated	2.5
Repurchase Agreement	2.4
Banks-Super Regional	2.3
Diversified Banking Institutions	2.3
Oil Companies-Exploration & Production	2.2
Oil Companies-Integrated	2.0
Banks-Commercial	1.6
Computers	1.4
Insurance-Property/Casualty	1.4
Insurance-Multi-line	1.2
Electronic Components-Semiconductors	1.2
Chemicals-Diversified	1.1
Pipelines	1.1
Aerospace/Defense	1.0
Food-Misc./Diversified	1.0
Medical Products	1.0
Auto/Truck Parts & Equipment-Original	0.9
Toys	0.9
Medical Instruments	0.9
Beverages-Non-alcoholic	0.9
Finance-Mortgage Loan/Banker	0.8
Oil Refining & Marketing	0.8
Diversified Manufacturing Operations	0.8
Investment Management/Advisor Services	0.8
Chemicals-Specialty	0.8
Medical-Hospitals	0.8
Enterprise Software/Service	0.7
Machinery-Farming	0.7
Data Processing/Management	0.7
Oil & Gas Drilling	0.7
Food-Retail	0.7
Medical-Biomedical/Gene	0.7
Steel-Producers	0.7
Finance-Investment Banker/Broker	0.7
Gas-Distribution	0.6
Electronic Components-Misc.	0.6
Applications Software	0.6
Multimedia	0.6
Telephone-Integrated	0.6
Airlines	0.6
Transport-Services	0.6
Auto-Cars/Light Trucks	0.6
Telecom Services	0.6
Medical Labs & Testing Services	0.6
Computer Services	0.5
Retail-Discount	0.5
Transport-Marine	0.5
Instruments-Scientific	0.5
Diversified Minerals	0.5
Semiconductor Equipment	0.5
Oil-Field Services	0.5
Retail-Restaurants	0.5
Auto-Heavy Duty Trucks	0.5
Containers-Paper/Plastic	0.5
Rental Auto/Equipment	0.4

Electronic Parts Distribution	0.4%
Semiconductor Components-Integrated Circuits	0.4
Medical-Generic Drugs	0.4
United States Treasury Notes	0.4
Transport-Rail	0.4
Non-Hazardous Waste Disposal	0.4
Athletic Footwear	0.4
Computers-Memory Devices	0.4
Web Portals/ISP	0.4
Brewery	0.4
Medical-Wholesale Drug Distribution	0.4
Savings & Loans/Thrifts	0.4
Internet Telephone	0.4
Consumer Products-Misc.	0.4
Finance-Auto Loans	0.4
Coatings/Paint	0.4
Cosmetics & Toiletries	0.4
Insurance-Reinsurance	0.4
Steel-Specialty	0.4
Independent Power Producers	0.4
Cable/Satellite TV	0.4
Cruise Lines	0.4
Electric-Transmission	0.3
Electronic Forms	0.3
Apparel Manufacturers	0.3
Retail-Jewelry	0.3
Industrial Gases	0.3
E-Commerce/Products	0.3
Human Resources	0.3
Retail-Major Department Stores	0.3
Office Furnishings-Original	0.3
Machine Tools & Related Products	0.3
Housewares	0.3
Finance-Credit Card	0.3
Retail-Drug Store	0.3
Gambling (Non-Hotel)	0.3
Investment Companies	0.3
Distribution/Wholesale	0.2
Physical Therapy/Rehabilitation Centers	0.2
Storage/Warehousing	0.2
Trucking/Leasing	0.2
Office Automation & Equipment	0.2
Alternative Waste Technology	0.2
Insurance Brokers	0.2
Retail-Apparel/Shoe	0.2
Retail-Building Products	0.2
Tools-Hand Held	0.2
Private Equity	0.2
Finance-Other Services	0.2
United States Treasury Bonds	0.2
SupraNational Banks	0.2
Networking Products	0.2
Tobacco	0.2
Non-Ferrous Metals	0.2
Advertising Services	0.2
Rubber-Tires	0.2
Security Services	0.2
Agricultural Chemicals	0.1
Computer Software	0.1
Dialysis Centers	0.1
Miscellaneous Manufacturing	0.1

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited) — (continued)

Batteries/Battery Systems	0.1%
Retail-Automobile	0.1
Insurance-Life/Health	0.1
Electric-Generation	0.1
Machinery-General Industrial	0.1
Satellite Telecom	0.1
Casino Hotels	0.1
Metal Processors & Fabrication	0.1
Special Purpose Entities	0.1
Casino Services	0.1
Instruments-Controls	0.1
Insurance-Mutual	0.1
Beverages-Wine/Spirits	0.1
Motorcycle/Motor Scooter	0.1
Auction Houses/Art Dealers	0.1
Finance-Commercial	0.1
Computer Aided Design	0.1
Electronic Measurement Instruments	0.1
Building Products-Doors & Windows	0.1
Television	0.1
Electric Products-Misc.	0.1
Veterinary Diagnostics	0.1
Pharmacy Services	0.1
Cellular Telecom	0.1
Computers-Integrated Systems	0.1
Banks-Fiduciary	0.1
Engineering/R&D Services	0.1
Transport-Equipment & Leasing	0.1
Machinery-Construction & Mining	0.1
Medical Information Systems	0.1
Metal-Copper	0.1
Coal	0.1
Medical Sterilization Products	0.1
Oil Field Machinery & Equipment	0.1
Home Decoration Products	0.1
Telecommunication Equipment	0.1
Building-Heavy Construction	0.1
Commercial Services	0.1
Water	0.1

99.9%

*	Calculated as a percentage of net assets

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 59.2%
Advertising Agencies — 0.0%
Alliance Data Systems Corp.†	38	$10,870
Interpublic Group of Cos., Inc.	431	8,952
Omnicom Group, Inc.	152	11,775

		31,597

Advertising Services — 0.2%
Aimia, Inc.	28,300	356,297

Aerospace/Defense — 0.9%
Boeing Co.	5,520	717,490
Lockheed Martin Corp.	1,904	366,653
Northrop Grumman Corp.	2,064	304,213
Raytheon Co.	3,293	356,204
Rockwell Collins, Inc.	115	9,715
Teledyne Technologies, Inc.†	2,700	277,398

		2,031,673

Aerospace/Defense-Equipment — 0.0%
KLX, Inc.†	31	1,258

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	116,808	292,020
Monsanto Co.	233	27,837

		319,857

Airlines — 0.4%
Alaska Air Group, Inc.	8,926	533,418
American Airlines Group, Inc.	354	18,985
Cathay Pacific Airways, Ltd. ADR	6,345	68,494
Copa Holdings SA, Class A	1,603	166,135
Southwest Airlines Co.	322	13,627
United Continental Holdings, Inc.†	198	13,244

		813,903

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	120	9,012
Ralph Lauren Corp.	1,435	265,704
Under Armour, Inc., Class A†	102	6,926
VF Corp.	5,780	432,922

		714,564

Applications Software — 0.6%
Citrix Systems, Inc.†	128	8,166
Intuit, Inc.	146	13,460
Microsoft Corp.	28,282	1,313,699
Red Hat, Inc.†	144	9,956
salesforce.com, inc.†	298	17,674
ServiceNow, Inc.†	108	7,328

		1,370,283

Athletic Footwear — 0.4%
NIKE, Inc., Class B	9,170	881,696

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	9,200	247,388

Audio/Video Products — 0.0%
Harman International Industries, Inc.	64	6,829

Auto-Cars/Light Trucks — 0.2%
Nissan Motor Co., Ltd. ADR	22,280	389,231
Tesla Motors, Inc.†	48	10,676

		399,907

Auto-Heavy Duty Trucks — 0.5%
New Flyer Industries, Inc.	9,820	113,939

Security Description	Shares	Value (Note 2)

Auto-Heavy Duty Trucks (continued)
PACCAR, Inc.	12,816	$871,616

		985,555

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	7,535	799,614
BorgWarner, Inc.	191	10,495
Johnson Controls, Inc.	16,382	791,906
WABCO Holdings, Inc.†	82	8,592

		1,610,607

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	3,221	83,746
Bank of Nova Scotia	4,664	266,221
City Holding Co.	1,027	47,786
City National Corp.	2,435	196,772
Community Trust Bancorp, Inc.	906	33,169
Cullen/Frost Bankers, Inc.	10,190	719,822
East West Bancorp, Inc.	6,515	252,196
First Financial Bancorp	2,401	44,635
FirstMerit Corp.	8,731	164,929
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	8,230	85,263
M&T Bank Corp.	2,067	259,656
PacWest Bancorp	4,577	208,070
SVB Financial Group†	2,325	269,863
Umpqua Holdings Corp.	8,851	150,555
Washington Trust Bancorp, Inc.	2,878	115,638

		2,898,321

Banks-Fiduciary — 0.1%
State Street Corp.	2,275	178,588

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	10,569	964,210
US Bancorp	21,285	956,760
Wells Fargo & Co.	27,923	1,530,739

		3,451,709

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,300	295,688

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	16,819	710,098
Coca-Cola Enterprises, Inc.	197	8,711
Dr Pepper Snapple Group, Inc.	2,499	179,128
Monster Beverage Corp.†	70	7,585
PepsiCo, Inc.	2,509	237,251

		1,142,773

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,718	238,749
Constellation Brands, Inc., Class A†	106	10,406

		249,155

Brewery — 0.2%
Ambev SA ADR	58,140	361,631

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	2,403	82,783

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	192	8,692
Simpson Manufacturing Co., Inc.	1,429	49,443

		58,135

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	75	$8,274

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	5,320	225,408

Building Products-Wood — 0.0%
Masco Corp.	357	8,996

Building-Heavy Construction — 0.1%
Granite Construction, Inc.	2,775	105,506
SBA Communications Corp., Class A†	78	8,639

		114,145

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	62	10,331
Comcast Corp., Class A	989	57,372
DIRECTV†	213	18,467
DISH Network Corp., Class A†	118	8,601
Time Warner Cable, Inc.	137	20,832

		115,603

Casino Hotels — 0.0%
Las Vegas Sands Corp.	220	12,795
Wynn Resorts, Ltd.	53	7,884

		20,679

Cellular Telecom — 0.1%
China Mobile, Ltd. ADR	3,350	197,047

Chemicals-Diversified — 0.9%
Akzo Nobel NV ADR	17,600	401,280
Axiall Corp.	2,277	96,704
E.I. du Pont de Nemours & Co.	9,166	677,734
FMC Corp.	3,750	213,862
Huntsman Corp.	6,464	147,250
LyondellBasell Industries NV, Class A	204	16,196
PPG Industries, Inc.	1,415	327,077

		1,880,103

Chemicals-Specialty — 0.8%
Albemarle Corp.	2,001	120,320
Cabot Corp.	17,381	762,331
Eastman Chemical Co.	128	9,710
Ecolab, Inc.	132	13,796
H.B. Fuller Co.	9,600	427,488
International Flavors & Fragrances, Inc.	3,030	307,121

		1,640,766

Coal — 0.1%
Alliance Resource Partners LP	3,177	136,770

Coatings/Paint — 0.4%
RPM International, Inc.	2,382	120,791
Sherwin-Williams Co.	39	10,259
Valspar Corp.	7,800	674,544

		805,594

Coffee — 0.0%
Keurig Green Mountain, Inc.	67	8,870

Commercial Services — 0.1%
Weight Watchers International, Inc.†	4,500	111,780

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc.	230	19,175

Security Description	Shares	Value (Note 2)

Commercial Services-Finance (continued)
FleetCor Technologies, Inc.†	55	$8,179
MasterCard, Inc., Class A	415	35,757
McGraw Hill Financial, Inc.	133	11,834
Moody’s Corp.	110	10,539

		85,484

Computer Aided Design — 0.1%
Autodesk, Inc.†	3,810	228,829

Computer Services — 0.4%
Accenture PLC, Class A	261	23,310
Cognizant Technology Solutions Corp., Class A†	307	16,167
Indra Sistemas SA ADR	36,900	177,120
International Business Machines Corp.	4,166	668,393

		884,990

Computer Software — 0.1%
Akamai Technologies, Inc.†	127	7,996
Kudelski SA (BR)(1)	25,500	310,350

		318,346

Computers — 1.2%
Apple, Inc.	23,834	2,630,797

Computers-Integrated Systems — 0.1%
MTS Systems Corp.	960	72,029
Teradata Corp.†	2,693	117,630

		189,659

Computers-Memory Devices — 0.4%
EMC Corp.	29,257	870,103
SanDisk Corp.	84	8,231

		878,334

Consulting Services — 0.0%
Verisk Analytics, Inc., Class A†	117	7,494

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	1,152	133,102
Tumi Holdings, Inc.†	20,100	476,973
WD-40 Co.	2,413	205,298

		815,373

Containers-Metal/Glass — 0.0%
Ball Corp.	122	8,317

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	2,041	159,300
Sealed Air Corp.	199	8,444

		167,744

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	335	23,179
Estee Lauder Cos., Inc., Class A	133	10,134
Procter & Gamble Co.	4,921	448,254
Unilever NV	7,800	304,512

		786,079

Cruise Lines — 0.1%
Carnival Corp.	2,900	131,457

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	1,924	88,850
Fair Isaac Corp.	13,689	989,715
Fidelity National Information Services, Inc.	7,293	453,624

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management (continued)
Fiserv, Inc.†	140	$9,936
Paychex, Inc.	164	7,572

		1,549,697

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,125	312,428

Distribution/Wholesale — 0.2%
Fastenal Co.	178	8,466
Genuine Parts Co.	2,548	271,540
Pool Corp.	3,828	242,848

		522,854

Diversified Banking Institutions — 1.0%
BNP Paribas SA ADR	10,800	317,304
Goldman Sachs Group, Inc.	1,320	255,855
HSBC Holdings PLC ADR	8,300	392,009
JPMorgan Chase & Co.	19,991	1,251,037

		2,216,205

Diversified Manufacturing Operations — 0.8%
3M Co.	1,302	213,945
Crane Co.	4,973	291,915
Dover Corp.	128	9,180
General Electric Co.	20,074	507,270
Illinois Tool Works, Inc.	163	15,436
Parker-Hannifin Corp.	3,108	400,776
Siemens AG ADR	1,900	212,800
Vesuvius PLC(1)	20,500	142,567

		1,793,889

Diversified Minerals — 0.1%
BHP Billiton, Ltd. ADR	5,590	264,519

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,434	445,042
eBay, Inc.†	4,449	249,678

		694,720

E-Commerce/Services — 0.0%
Liberty Interactive Corp., Class A†	268	7,885
Netflix, Inc.†	30	10,248
Priceline Group, Inc.†	23	26,225

		44,358

Electric Products-Misc. — 0.1%
AMETEK, Inc.	189	9,947
Emerson Electric Co.	2,192	135,312
Littelfuse, Inc.	764	73,856

		219,115

Electric-Generation — 0.0%
APR Energy PLC ADR	19,800	45,738

Electric-Integrated — 1.5%
ALLETE, Inc.	2,208	121,749
Alliant Energy Corp.	2,097	139,283
Duke Energy Corp.	2,771	231,489
Edison International	3,025	198,077
Great Plains Energy, Inc.	1,544	43,865

NextEra Energy, Inc.	2,817	299,419
Northeast Utilities	15,060	806,011
PNM Resources, Inc.	3,966	117,513
Wisconsin Energy Corp.	16,182	853,439

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
Xcel Energy, Inc.	13,770	$494,618

		3,305,463

Electric-Transmission — 0.0%
ITC Holdings Corp.	2,366	95,657

Electronic Components-Misc. — 0.5%
Corning, Inc.	9,650	221,275
Garmin, Ltd.	11,434	604,058
TE Connectivity, Ltd.	4,600	290,950

		1,116,283

Electronic Components-Semiconductors — 1.2%
Altera Corp.	8,036	296,850
Avago Technologies, Ltd.	2,047	205,908
Intel Corp.	10,476	380,174
Microchip Technology, Inc.	35,606	1,606,186
Micron Technology, Inc.†	480	16,805
Skyworks Solutions, Inc.	124	9,016
Texas Instruments, Inc.	471	25,182
Xilinx, Inc.	182	7,879

		2,548,000

Electronic Connectors — 0.0%
Amphenol Corp., Class A	211	11,354

Electronic Forms — 0.3%
Adobe Systems, Inc.†	10,025	728,818

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	2,250	72,697
Trimble Navigation, Ltd.†	5,768	153,083

		225,780

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	13,700	793,093
Avnet, Inc.	4,191	180,297

		973,390

Electronic Security Devices — 0.0%
Tyco International PLC	224	9,825

Engineering/R&D Services — 0.1%
Fluor Corp.	152	9,216
Jacobs Engineering Group, Inc.†	3,640	162,671

		171,887

Engines-Internal Combustion — 0.0%
Cummins, Inc.	107	15,426

Enterprise Software/Service — 0.6%
Informatica Corp.†	5,071	193,383
Omnicell, Inc.†	4,806	159,175
Oracle Corp.	17,290	777,531
Tyler Technologies, Inc.†	2,164	236,828

		1,366,917

Entertainment Software — 0.0%
Electronic Arts, Inc.†	158	7,428

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	216	8,344
Pall Corp.	92	9,311

		17,655

Finance-Credit Card — 0.3%
American Express Co.	370	34,425

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Credit Card (continued)
Discover Financial Services	8,117	$531,582
Visa, Inc., Class A	198	51,916

		617,923

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	18,957	572,312
LPL Financial Holdings, Inc.	181	8,063
TD Ameritrade Holding Corp.	250	8,945

		589,320

Finance-Leasing Companies — 0.0%
Fly Leasing, Ltd. ADR	2,515	33,072

Finance-Mortgage Loan/Banker — 0.8%
FNF Group	52,727	1,816,445

Finance-Other Services — 0.2%
Deutsche Boerse AG ADR	59,200	419,136

Food-Meat Products — 0.0%
Darling Ingredients, Inc.†	2,326	42,240

Food-Misc./Diversified — 0.9%
B&G Foods, Inc.	20,507	613,159
General Mills, Inc.	5,723	305,208
Ingredion, Inc.	930	78,901
Kellogg Co.	126	8,245
Kraft Foods Group, Inc.	5,819	364,619
McCormick & Co., Inc.	3,714	275,950
Orkla ASA ADR	49,200	329,640

		1,975,722

Food-Retail — 0.7%
Dairy Farm International Holdings, Ltd. ADR	2,861	127,772
Kroger Co.	13,847	889,116
Tesco PLC ADR	23,300	202,593
Whole Foods Market, Inc.	5,928	298,890

		1,518,371

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	21,500	113,735

Gas-Distribution — 0.6%
ONE Gas, Inc.	2,987	123,124
Sempra Energy	10,808	1,203,579
Vectren Corp.	1,299	60,053

		1,386,756

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	3,228	122,955

Hotels/Motels — 0.0%
Marriott International, Inc., Class A	132	10,300
Red Lion Hotels Corp.†	7,066	44,798

Wyndham Worldwide Corp.	122	10,463

		65,561

Housewares — 0.3%
Tupperware Brands Corp.	9,928	625,464

Human Resources — 0.3%
Adecco SA ADR	9,700	332,807
Robert Half International, Inc.	3,275	191,194
TrueBlue, Inc.†	7,407	164,806

		688,807

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	104	$11,565

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,320	190,384
Airgas, Inc.	68	7,832
Praxair, Inc.	118	15,288

		213,504

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,553	255,096

Instruments-Scientific — 0.5%
FEI Co.	1,732	156,486
Thermo Fisher Scientific, Inc.	3,253	407,568
Waters Corp.†	4,573	515,469

		1,079,523

Insurance Brokers — 0.2%
Aon PLC	102	9,673
Arthur J. Gallagher & Co.	2,541	119,630
Marsh & McLennan Cos., Inc.	149	8,529
Willis Group Holdings PLC	7,800	349,518

		487,350

Insurance-Life/Health — 0.0%
StanCorp Financial Group, Inc.	950	66,367

Insurance-Multi-line — 1.2%
ACE, Ltd.	10,859	1,247,482
Allstate Corp.	3,906	274,396
MetLife, Inc.	15,446	835,474
XL Group PLC	8,688	298,607

		2,655,959

Insurance-Property/Casualty — 1.1%
AmTrust Financial Services, Inc.	2,450	137,813
Catlin Group, Ltd. ADR	17,200	357,932
Chubb Corp.	2,773	286,922
HCC Insurance Holdings, Inc.	19,672	1,052,846
Markel Corp.†	842	574,951

		2,410,464

Insurance-Reinsurance — 0.4%
PartnerRe, Ltd.	1,332	152,021
Reinsurance Group of America, Inc.	119	10,427
Swiss Re AG ADR	5,486	463,951
Validus Holdings, Ltd.	3,833	159,299

		785,698

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	827	64,523
Twitter, Inc.†	235	8,429

		72,952

Internet Content-Information/News — 0.0%
LinkedIn Corp., Class A†	273	62,711

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	68	8,872

Internet Telephone — 0.4%
j2 Global, Inc.	13,573	841,526

Investment Companies — 0.3%
Ares Capital Corp.	14,126	220,436
Hercules Technology Growth Capital, Inc.	10,299	153,249

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Companies (continued)
Oaktree Capital Group LLC	2,605	$135,017
Triangle Capital Corp.	2,862	58,070

		566,772

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	50	10,612
Ameriprise Financial, Inc.	1,868	247,043
BlackRock, Inc.	1,579	564,587
Eaton Vance Corp.	196	8,023
Franklin Resources, Inc.	10,925	604,917
T. Rowe Price Group, Inc.	3,149	270,373

		1,705,555

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	9,478	654,835

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,773	162,283

Machinery-Farming — 0.7%
AG Growth International, Inc.	7,300	358,233
AGCO Corp.	4,816	217,683
Deere & Co.	11,801	1,044,035

		1,619,951

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	2,795	127,424
IDEX Corp.	2,001	155,758
Wabtec Corp.	91	7,907

		291,089

Machinery-Pumps — 0.0%
Flowserve Corp.	152	9,094
Graco, Inc.	111	8,900

		17,994

Medical Information Systems — 0.1%
Cerner Corp.†	149	9,634
Computer Programs & Systems, Inc.	2,289	139,057

		148,691

Medical Instruments — 0.6%
Bio-Techne Corp.	2,465	227,766
Edwards Lifesciences Corp.†	4,856	618,557
Intuitive Surgical, Inc.†	18	9,521
Medtronic, Inc.	7,212	520,707
St Jude Medical, Inc.	135	8,779

		1,385,330

Medical Labs & Testing Services — 0.1%
Covance, Inc.†	1,700	176,528

Medical Products — 1.0%
Baxter International, Inc.	242	17,736
Becton Dickinson and Co.	4,409	613,556
Halyard Health Inc†	2,915	132,545
Henry Schein, Inc.†	60	8,169
Sonova Holding AG ADR	13,200	387,552
Stryker Corp.	108	10,188
Teleflex, Inc.	7,253	832,790
Varian Medical Systems, Inc.†	2,082	180,114

		2,182,650

Medical Sterilization Products — 0.1%
STERIS Corp.	2,039	132,229

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene — 0.3%
Alexion Pharmaceuticals, Inc.†	97	$17,948
Amgen, Inc.	312	49,698
Biogen Idec, Inc.†	104	35,303
BioMarin Pharmaceutical, Inc.†	109	9,854
Celgene Corp.†	362	40,493
Gilead Sciences, Inc.†	5,518	520,127
Illumina, Inc.†	66	12,182
Incyte Corp.†	98	7,165
Regeneron Pharmaceuticals, Inc.†	38	15,590
Vertex Pharmaceuticals, Inc.†	114	13,543

		721,903

Medical-Drugs — 3.0%
Abbott Laboratories	16,260	732,025
AbbVie, Inc.	13,799	903,007
Allergan, Inc.	2,389	507,878
Bristol-Myers Squibb Co.	6,214	366,812
Endo International PLC†	107	7,717
Furiex Pharmaceuticals Inc. CVR†(2)(7)	17	0
GlaxoSmithKline PLC ADR	9,445	403,679
Johnson & Johnson	9,077	949,182
Merck & Co., Inc.	10,989	624,065
Novartis AG ADR	7,729	716,169
Novo Nordisk A/S ADR	4,800	203,136
Pfizer, Inc.	16,192	504,381
Roche Holding AG ADR	13,813	469,504
Salix Pharmaceuticals, Ltd.†	50	5,747
Shire PLC ADR	613	130,287
Zoetis, Inc.	270	11,618

		6,535,207

Medical-Generic Drugs — 0.4%
Actavis plc†	1,150	296,021
Mylan, Inc.†	203	11,443
Teva Pharmaceutical Industries, Ltd. ADR	11,121	639,569

		947,033

Medical-Hospitals — 0.5%
Universal Health Services, Inc., Class B	8,838	983,316

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	108	9,737
McKesson Corp.	4,033	837,170

		846,907

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,138	274,121

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	5,864	136,983

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	4,575	305,793

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,779	249,074

Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	624	23,964
Viacom, Inc., Class B	4,828	363,307
Walt Disney Co.	10,167	957,630

		1,344,901

Networking Products — 0.2%
Cisco Systems, Inc.	9,947	276,676

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products (continued)
Polycom, Inc.†	7,158	$96,633

		373,309

Non-Ferrous Metals — 0.2%
Cameco Corp.	22,100	362,661

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	9,045	364,061
Waste Connections, Inc.	5,704	250,919

		614,980

Office Furnishings-Original — 0.3%
HNI Corp.	13,100	668,886

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	7,400	221,630

Oil Companies-Exploration & Production — 1.5%
Apache Corp.	5,770	361,606
Cabot Oil & Gas Corp.	235	6,958
California Resources Corp.†	2,144	11,813
Cimarex Energy Co.	7,800	826,800
Concho Resources, Inc.†	101	10,075
Crescent Point Energy Corp.	13,477	312,159
Devon Energy Corp.	5,286	323,556
Energen Corp.	2,675	170,558
EOG Resources, Inc.	258	23,754
Noble Energy, Inc.	196	9,296
Occidental Petroleum Corp.	12,370	997,146
Pengrowth Energy Corp.	36,573	115,215
Pioneer Natural Resources Co.	82	12,206
Southwestern Energy Co.†	261	7,123
Vermilion Energy, Inc.	3,486	171,030

		3,359,295

Oil Companies-Integrated — 1.6%
Chevron Corp.	9,836	1,103,402
Exxon Mobil Corp.	15,602	1,442,405
Marathon Oil Corp.	9,895	279,930
Phillips 66	128	9,178
Royal Dutch Shell PLC ADR, Class B	9,940	691,426
Total SA ADR	1,136	58,163

		3,584,504

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	187	8,759
Natural Gas Services Group, Inc.†	4,988	114,924

		123,683

Oil Refining & Marketing — 0.7%
Calumet Specialty Products Partners LP	3,999	89,618
Cheniere Energy, Inc.†	139	9,786
HollyFrontier Corp.	20,632	773,287
Marathon Petroleum Corp.	6,306	569,180
Suburban Propane Partners LP	2,702	116,807

		1,558,678

Oil-Field Services — 0.2%
Frank’s International NV	3,222	53,582
Halliburton Co.	433	17,030
Oceaneering International, Inc.	130	7,645
Schlumberger, Ltd.	3,261	278,522

		356,779

Security Description	Shares	Value (Note 2)

Paper & Related Products — 0.0%
International Paper Co.	159	$8,519

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	318	26,925

Pipelines — 0.6%
Atlas Pipeline Partners LP	8,862	241,578
EnLink Midstream Partners LP	1,888	54,771
Enterprise Products Partners LP	11,173	403,569
Kinder Morgan, Inc.	13,614	576,008
Williams Cos., Inc.	333	14,965

		1,290,891

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	860	91,874

Private Equity — 0.2%
KKR & Co. LP	18,894	438,530

Real Estate Investment Trusts — 3.4%
Agree Realty Corp.	2,982	92,710
Alexandria Real Estate Equities, Inc.	9,348	829,542
American Capital Agency Corp.	14,235	310,750
American Tower Corp.	147	14,531
Annaly Capital Management, Inc.	34,248	370,221
Apartment Investment & Management Co., Class A	246	9,139
BioMed Realty Trust, Inc.	8,893	191,555
Capstead Mtg. Corp.	12,771	156,828
Colony Financial, Inc.	7,881	187,725
Crown Castle International Corp.	157	12,356
CYS Investments, Inc.	13,267	115,688
Digital Realty Trust, Inc.	20,718	1,373,603
EastGroup Properties, Inc.	623	39,448
EPR Properties	2,965	170,873
Equity LifeStyle Properties, Inc.	203	10,465
Essex Property Trust, Inc.	1,126	232,632
Hatteras Financial Corp.	7,137	131,535
HCP, Inc.	5,361	236,045
Health Care REIT, Inc.	117	8,853
Medical Properties Trust, Inc.	14,821	204,233
Omega Healthcare Investors, Inc.	23,064	901,111
Plum Creek Timber Co., Inc.	7,165	306,590
Sabra Health Care REIT, Inc.	4,395	133,476
Simon Property Group, Inc.	86	15,662
Tanger Factory Outlet Centers, Inc.	17,700	654,192
Ventas, Inc.	4,194	300,710
Weyerhaeuser Co.	8,550	306,860

		7,317,333

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	359	12,296

Real Estate Operations & Development — 0.0%
Brookdale Senior Living, Inc.†	212	7,774

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	21,102	645,088
Hertz Global Holdings, Inc.†	368	9,178
McGrath RentCorp	2,226	79,824
United Rentals, Inc.†	83	8,467

		742,557

Respiratory Products — 0.0%
ResMed, Inc.	148	8,297

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.2%
Coach, Inc.	241	$9,052
Gap, Inc.	216	9,096
lululemon athletica, Inc.†	7,700	429,583
PVH Corp.	61	7,818
Ross Stores, Inc.	118	11,123

		466,672

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	14	8,668
O’Reilly Automotive, Inc.†	46	8,860

		17,528

Retail-Automobile — 0.1%
CarMax, Inc.†	107	7,124
Copart, Inc.†	7,888	287,833

		294,957

Retail-Building Products — 0.2%
Home Depot, Inc.	4,058	425,968
Lowe’s Cos., Inc.	447	30,754

		456,722

Retail-Discount — 0.5%
Costco Wholesale Corp.	7,647	1,083,962
Dollar General Corp.†	119	8,414
Dollar Tree, Inc.†	116	8,164

		1,100,540

Retail-Drug Store — 0.3%
CVS Health Corp.	6,118	589,225
Walgreens Boots Alliance, Inc.	316	24,079

		613,304

Retail-Gardening Products — 0.0%
Tractor Supply Co.	86	6,779

Retail-Jewelry — 0.3%
Tiffany & Co.	6,618	707,199

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	8,388	665,923
TJX Cos., Inc.	312	21,397

		687,320

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	156	10,257

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	13	8,899
Dunkin’ Brands Group, Inc.	185	7,890
McDonald’s Corp.	349	32,701
Starbucks Corp.	11,540	946,857
Yum! Brands, Inc.	206	15,007

		1,011,354

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	19,700	342,977
Goodyear Tire & Rubber Co.	333	9,514

		352,491

Satellite Telecom — 0.1%
Inmarsat PLC ADR	22,800	277,932

Savings & Loans/Thrifts — 0.4%
Washington Federal, Inc.	37,995	841,589

Security Description	Shares	Value (Note 2)

Security Services — 0.2%
Secom Co., Ltd. ADR	22,700	$325,291

Semiconductor Components-Integrated Circuits — 0.4%
Linear Technology Corp.	173	7,889
Maxim Integrated Products, Inc.	11,066	352,674
QUALCOMM, Inc.	3,877	288,177
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,634	305,129

		953,869

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	28,129	700,975
KLA-Tencor Corp.	117	8,227
Lam Research Corp.	4,104	325,611

		1,034,813

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	4,325	264,993
Schnitzer Steel Industries, Inc., Class A	6,014	135,676

		400,669

SupraNational Banks — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	13,200	397,320

Telecom Services — 0.3%
BCE, Inc.	8,860	406,319
Consolidated Communications Holdings, Inc.	1,508	41,968
Level 3 Communications, Inc.†	176	8,691
Vivendi SA ADR	5,800	143,956

		600,934

Telecommunication Equipment — 0.1%
Harris Corp.	1,672	120,083

Telephone-Integrated — 0.4%
Verizon Communications, Inc.	18,354	858,600

Television — 0.1%
CBS Corp., Class B	273	15,108
Sinclair Broadcast Group, Inc., Class A	7,665	209,714

		224,822

Tobacco — 0.2%
Altria Group, Inc.	760	37,445
Imperial Tobacco Group PLC ADR	3,300	288,750
Lorillard, Inc.	202	12,714
Philip Morris International, Inc.	403	32,824

		371,733

Tools-Hand Held — 0.2%
Snap-on, Inc.	3,273	447,550

Toys — 0.9%
Hasbro, Inc.	28,540	1,569,415
Mattel, Inc.	13,872	429,269

		1,998,684

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	1,792	96,284
TAL International Group, Inc.	1,539	67,054

		163,338

Transport-Marine — 0.3%
Kirby Corp.†	7,200	581,328

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport-Marine (continued)
Tidewater, Inc.	1,400	$45,374

		626,702

Transport-Rail — 0.4%
Kansas City Southern	74	9,030
Norfolk Southern Corp.	2,241	245,636
Union Pacific Corp.	5,668	675,229

		929,895

Transport-Services — 0.6%
Expeditors International of Washington, Inc.	20,641	920,795
FedEx Corp.	63	10,941
TNT Express NV ADR	17,900	118,766
United Parcel Service, Inc., Class B	2,154	239,460

		1,289,962

Veterinary Diagnostics — 0.1%
VCA, Inc.†	4,462	217,612

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	116	11,663

Water — 0.1%
California Water Service Group	4,300	105,823

Web Hosting/Design — 0.0%
Equinix, Inc.	40	9,069

Web Portals/ISP — 0.4%
Google, Inc., Class A†	947	502,535
Google, Inc., Class C†	679	357,426

		859,961

Total Common Stocks (cost $98,023,314)		129,473,218

EXCHANGE-TRADED FUNDS — 4.7%
iShares MSCI Emerging Markets Index ETF	111,100	4,365,119
SPDR Barclays High Yield Bond ETF	65,000	2,509,650
Vanguard Global ex-U.S. Real Estate ETF	66,200	3,543,024

Total Exchange-Traded Funds (cost $10,461,404)		10,417,793

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(3)	$250,000	274,375
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	250,000	275,938

		550,313

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(3)	500,000	539,375
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	250,000	269,075

		808,450

Total Preferred Securities/Capital Securities (cost $1,235,513)		1,358,763

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.1%
Diversified Financial Services — 4.1%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.51% due 05/25/2035	$188,237	$186,096
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(4)	200,000	195,203
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(4)	174,354	171,486
Ally Master Owner Trust FRS Series 2014-1, Class A1 0.64% due 01/15/2019	250,000	249,742
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	28,156	28,169

AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	200,000	199,879
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A2 0.68% due 10/11/2016	31,403	31,405
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.95% due 09/11/2042(5)	300,000	323,006
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.62% due 07/15/2022	250,000	249,139
Capital Auto Receivables Asset Trust Series 2013-1, Class A4 0.97% due 01/22/2018	200,000	199,892
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.51% due 10/25/2035*(6)	16,040	16,061
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.61% due 07/25/2036*(6)	108,395	108,900
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.82% due 02/25/2036*(6)	400,000	359,856
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(6)	206,623	211,807
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(6)	4,457	4,527
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	128,598	128,363
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.13% due 05/25/2034(6)	16,304	15,895
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(6)	179,432	177,806
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(5)	300,000	339,953

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.31% due 08/10/2044*(5)	$300,000	$316,330
GSMSC Pass-Through Trust FRS Series 2009-4R, Class 2A1 0.61% due 12/26/2036*(6)	84,854	83,401

Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.58% due 12/26/2037*(6)	197,600	197,050
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(6)	110,536	113,657
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C16, Class B 4.94% due 12/15/2046(5)	200,000	222,091
MASTR Alternative Loan Trust Series 2005-1, Class 2A1 6.00% due 02/25/2035(6)	102,730	113,057
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.51% due 07/26/2035*(6)	300,000	282,866
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 2.58% due 07/26/2035*(6)	200,000	201,926
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.65% due 07/25/2035	142,599	142,015
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	210,000	209,996
PFS Financing Corp. FRS Series 2013-AA, Class A 0.72% due 02/15/2018*	100,000	99,975
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(6)	62,377	63,283
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	48,448	49,136
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.54% due 07/17/2017	216,957	216,785
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(6)	218,452	203,801
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.79% due 12/16/2030	206,828	203,783
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 0.77% due 08/15/2022*	67,693	67,762
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.58% due 11/25/2035	49,569	48,919
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	250,000	250,720
Springleaf Mtg. Loan Trust VRS Series 2012-2A, Class A 2.22% due 10/25/2057*(6)	91,472	92,698

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(6)	$100,000	$97,994
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(6)	200,000	201,414
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.67% due 03/25/2034(6)	77,197	79,979
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(5)	200,000	200,473
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.71% due 05/15/2043(5)	300,000	315,609
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.59% due 10/25/2034	15,785	15,322
WF-RBS Commercial Mortgage Trust VRS Series 2013-C14, Class D 4.00% due 06/15/2046*(5)	300,000	277,843
WF-RBS Commercial Mortgage Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(5)	300,000	303,756
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(5)	415,000	452,396
WF-RBS Commercial Mortgage Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(5)	300,000	319,440
WF-RBS Commercial Mortgage Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(5)	300,000	307,844

Total Asset Backed Securities (cost $8,745,901)		8,948,506

CONVERTIBLE BONDS & NOTES — 0.3%
Auto/Truck Parts & Equipment-Original — 0.2%
Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026	250,000	411,719

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	72,000	77,400
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	90,000	107,550

		184,950

Total Convertible Bonds & Notes (cost $403,991)		596,669

U.S. CORPORATE BONDS & NOTES — 15.5%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	252,269

Airlines — 0.2%
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	461,350	491,337

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$500,000	$500,000

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	265,904
General Motors Co. Senior Notes 4.88% due 10/02/2023	500,000	535,000

		800,904

Banks-Commercial — 0.1%
KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	255,633

Banks-Super Regional — 0.5%
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	277,471
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	252,493
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	253,879
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	280,228

		1,064,071

Beverages-Non-alcoholic — 0.4%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	748,125

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	500,000	485,941

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	643,744

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	256,250

Casino Services — 0.1%
Peninsula Gaming LLC/Peninsula Gaming Corp. Company Guar. Notes 8.38% due 02/15/2018*	250,000	260,000

Chemicals-Diversified — 0.2%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	250,000	235,938
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	236,875

		472,813

Security Description	Principal Amount	Value (Note 2)

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	$250,000	$250,921

Computers — 0.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	500,000	485,999

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	502,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	255,625

		758,125

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	261,574
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	250,000	282,918
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	564,331
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	255,901
Morgan Stanley FRS Senior Notes 1.08% due 01/24/2019	250,000	250,493
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	301,401

		1,916,618

Diversified Financial Services — 0.5%
General Electric Capital Corp. FRS Senior Notes 0.76% due 01/14/2019	250,000	250,098
General Electric Capital Corp. FRS Senior Notes 1.24% due 03/15/2023	250,000	253,519
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	570,994

		1,074,611

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	218,393	247,973

Electric-Integrated — 0.8%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	322,283
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	602,750

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	$500,000	$453,707
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	294,215

		1,672,955

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	633,326

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	266,854

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	255,518

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	517,701
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	289,447

		807,148

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	232,500

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	255,283
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	263,652
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	299,575

		818,510

Food-Misc./Diversified — 0.1%
Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	254,182

Gambling (Non-Hotel) — 0.2%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	498,750

Independent Power Producers — 0.4%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	492,500

Security Description	Principal Amount	Value (Note 2)

Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	$250,000	$274,375

		766,875

Industrial Gases — 0.2%
Airgas Inc Senior Notes 1.65% due 02/15/2018	500,000	493,386

Insurance-Life/Health — 0.1%
Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	225,000	228,160

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.45% due 12/15/2017*	250,000	249,348

Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	549,866

Medical Instruments — 0.3%
Medtronic, Inc. Senior Notes 4.38% due 03/15/2035*	500,000	530,428

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. FRS Company Guar. Notes 0.60% due 09/30/2019*	500,000	499,271
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	500,000	485,000

		984,271

Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	264,128
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	256,600
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	275,663

		796,391

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	250,000	250,735
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	246,132

		496,867

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	526,875

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	$250,000	$283,071

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	500,625

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	474,727
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	243,270

		717,997

Oil Companies-Exploration & Production — 0.7%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	250,000	213,750
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	750,000	491,250
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	231,875
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	482,500

		1,419,375

Oil Companies-Integrated — 0.2%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	258,196
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	263,923

		522,119

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	253,125

Oil-Field Services — 0.2%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	435,000

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	500,000	520,000

Pipelines — 0.4%
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	618,698
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	253,352

		872,050

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	$250,000	$265,915
BioMed Realty LP Company Guar. Notes 2.63% due 05/01/2019	250,000	249,781
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	284,832
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	274,529
HCP, Inc. Senior Notes 6.00% due 03/01/2015	250,000	252,097
Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	254,665
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	279,540
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	256,077
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	263,445
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	271,954
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	246,715

		2,899,550

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	267,315

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 1/15/2013†(2)(7)	125,000	13

Special Purpose Entity — 0.1%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(4)	250,000	263,849

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	256,100
Allegheny Technologies, Inc. Senior Notes 6.13% due 08/15/2023	500,000	511,509

		767,609

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	500,000	520,000

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	$500,000	$578,155

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	250,000	264,182
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	221,973

		486,155

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	252,025
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	261,277

		513,302

Total U.S. Corporate Bonds & Notes (cost $33,024,222)		33,846,854

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.79% due 05/15/2018	250,000	250,585
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	261,625

		512,210

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	557,500

Diversified Minerals — 0.4%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	252,927
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	527,489

		780,416

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	251,240
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	224,417

		475,657

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	546,954

Security Description	Principal Amount	Value (Note 2)

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	$250,000	$222,506

Pipelines — 0.1%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	148,600	158,604

Steel-Producers — 0.5%
ArcelorMittal Senior Notes 6.00% due 03/01/2021	1,000,000	1,040,000

Transport-Marine — 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	457,500

Total Foreign Corporate Bonds & Notes (cost $4,640,908)		4,751,347

U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 2.7%
2.00% due 06/01/2028	85,478	85,344
2.50% due 02/01/2028	233,257	237,883
3.00% due 01/01/2027	249,953	260,106
3.00% due 10/01/2042	297,964	301,971
3.50% due 02/01/2042	275,899	287,401
3.50% due 07/01/2042	167,605	174,608
3.50% due 09/01/2042	116,286	121,078
3.50% due 10/01/2042	176,696	184,396
3.50% due 08/01/2043	279,019	291,478
4.00% due 08/01/2026	106,534	114,024
4.00% due 12/01/2040	374,603	400,868
4.50% due 07/01/2039	582,943	639,355
4.50% due 11/01/2043	180,659	200,016
5.00% due 04/01/2035	108,740	120,416
5.00% due 01/01/2040	163,305	180,874
5.50% due 11/01/2017	18,955	20,048
5.50% due 01/01/2018	17,191	18,182
5.50% due 05/01/2031	44,027	49,251
5.50% due 01/01/2036	82,472	92,545
6.00% due 04/01/2017	11,940	12,431
6.00% due 05/01/2017	20,175	21,044
6.00% due 05/01/2031	21,393	24,502
6.00% due 09/01/2032	13,393	15,181
6.50% due 01/01/2032	99,467	116,389
7.00% due 02/01/2015	139	139
7.00% due 03/01/2015	69	68
7.00% due 06/01/2015	179	180
7.00% due 03/01/2016	5,254	5,306
7.00% due 01/01/2032	12,883	14,622
7.50% due 12/01/2030	28,858	31,553
7.50% due 01/01/2031	30,761	34,161
7.50% due 02/01/2031	3,828	4,433
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(6)	175,493	173,390
Series 4033, Class ED
2.50% due 10/15/2036(6)	315,783	320,622
Series 4206, Class NY
3.00% due 05/15/2033(6)	300,000	298,391
Series 4343, Class DI
3.50% due 08/15/2040(6)(8)	575,017	88,229
Series 4121, Class UI
3.50% due 10/15/2042(6)(8)	691,425	129,898

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3924, Class LB
4.00% due 05/15/2039(6)	$200,000	$208,564
Series 4135, Class DI
4.00% due 11/15/2042(6)(8)	439,759	82,068
Series 3844, Class QE
4.50% due 12/15/2040(6)	68,605	73,190
Federal Home Loan Mtg. Corp. STRIPS VRS
1.86% due 10/15/2037(6)(8)	3,714,146	272,341
1.91% due 02/15/2038(6)(8)	3,665,004	271,571

		5,978,117

Federal National Mtg. Assoc. — 4.6%
1.00% due 09/27/2017	250,000	249,497
1.88% due 02/19/2019	750,000	761,381
2.00% due 10/01/2027	311,169	310,178
2.50% due 05/01/2027	138,045	140,925
2.50% due 06/01/2027	442,441	451,681
3.00% due 04/01/2027	73,748	76,859
3.00% due 09/01/2034	96,457	99,174
3.00% due 10/01/2042	168,991	171,398
3.00% due 12/01/2042	173,718	176,085
3.00% due 02/01/2043	416,703	422,549
3.00% due 04/01/2043	231,231	234,252
3.50% due 08/01/2033	266,746	281,485
3.50% due 03/01/2042	235,849	246,325
3.50% due 07/01/2042	131,555	137,400
3.50% due 09/01/2042	189,334	198,295
3.50% due 11/01/2042	256,514	268,571
4.00% due 09/01/2040	272,883	293,176
4.00% due 12/01/2040	203,794	219,733
4.00% due 01/01/2041	285,800	305,480
4.00% due 02/01/2041	156,969	167,724
4.00% due 11/01/2041	184,660	197,312
4.00% due 08/01/2043	456,848	493,700
4.00% due 10/01/2043	93,213	100,576
4.00% due 04/01/2044	96,347	104,135
4.00% due 10/01/2044	295,689	319,628
4.50% due 01/01/2041	246,262	270,952
4.50% due 05/01/2041	116,426	126,554
4.50% due 09/01/2041	123,763	134,526
4.50% due 09/01/2043	546,304	605,645
4.50% due 10/01/2043	168,253	186,187
5.00% due 05/01/2033	84,324	94,733
5.00% due 02/01/2040	243,582	274,719
5.00% due 05/01/2040	128,376	142,638
5.00% due 07/01/2040	224,932	253,374
5.00% due 07/01/2041	408,296	458,794
6.00% due 08/01/2018	4,301	4,869
6.00% due 05/01/2031	10,919	12,517
6.00% due 08/01/2031	87,451	99,093
6.00% due 04/01/2032	27,899	32,011
6.50% due 06/01/2019	8,130	9,259
6.50% due 09/01/2024	24,829	28,276
6.50% due 09/01/2025	4,683	5,333
6.50% due 11/01/2025	8,301	9,454
6.50% due 05/01/2026	12,483	14,216
6.50% due 11/01/2027	764	870
6.50% due 01/01/2032	3,546	4,038
7.00% due 12/01/2015	137	138
7.00% due 04/01/2016	2,587	2,615

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
7.00% due 05/01/2029	$7,461	$8,346
7.00% due 09/01/2029	7,138	7,440
7.00% due 12/01/2029	1,106	1,114
7.00% due 01/01/2031	4,009	4,539
7.50% due 01/01/2031	14,692	16,445
7.50% due 02/01/2031	1,537	1,603
8.00% due 01/01/2016	9,417	9,592
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(6)	84,553	82,657
Series 2013-2, Class BI
2.50% due 02/25/2028(6)(8)	785,445	76,745
Series 2012-16, Class GC
2.50% due 11/25/2041(6)	149,300	150,483
Series 2012-141, Class PB
2.50% due 12/25/2042(6)	200,000	182,795
Series 2012-149, Class IC
3.50% due 01/25/2028(6)(8)	650,747	86,879
Series 2012-125, Class IG
3.50% due 11/25/2042(6)(8)	611,592	102,586
Series 2002-16, Class TM
7.00% due 04/25/2032(6)	149,326	170,537

		10,100,091

Government National Mtg. Assoc. — 2.7%
0.69% due 05/16/2054 VRS(5)(8)	1,921,898	108,703
0.91% due 08/16/2052 VRS(5)(8)	2,732,768	161,903
3.00% due 11/15/2042	304,989	312,731
3.00% due 02/15/2043	271,876	279,544
3.50% due 11/15/2041	194,870	204,941
3.50% due 09/15/2042	232,992	245,409
3.50% due 01/15/2044	154,088	163,177
4.00% due 08/15/2041	145,437	158,039
4.50% due 05/15/2039	83,140	90,896
4.50% due 10/15/2039	169,076	186,831
5.00% due 02/15/2040	127,879	141,448
5.50% due 07/20/2033	157,590	177,889
6.00% due 05/20/2032	39,692	45,643
6.00% due 07/20/2033	100,795	115,931
6.50% due 12/15/2023	23,704	27,048
6.50% due 03/20/2027	1,149	1,300
6.50% due 04/20/2027	9,917	11,219
7.00% due 12/15/2022	3,724	3,772
7.00% due 05/15/2023	1,971	1,986
7.00% due 06/15/2023	1,692	1,726
7.00% due 12/15/2023	4,499	5,117
7.00% due 04/15/2028	11,541	12,037
7.50% due 08/15/2030	14,167	14,593
7.50% due 09/15/2030	4,559	4,823
7.50% due 11/15/2030	18,972	20,426
7.50% due 01/15/2031	12,554	14,462
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.75% due 05/16/2053(5)(8)	1,239,150	81,385
Series 2012-44, Class IO VRS
0.76% due 03/16/2049(5)(8)	1,674,962	84,220
Series 2013-57, Class IO VRS
0.79% due 06/16/2054(5)(8)	2,889,594	149,025
Series 2013-74, Class IO VRS
0.80% due 12/16/2053(5)(8)	2,156,661	135,822
Series 2014-1, Class IO VRS
0.85% due 09/16/2055(5)(8)	3,805,587	219,719

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(5)(8)	$1,928,050	$132,885
Series 2012-139, Class IO VRS
0.88% due 02/16/2053(5)(8)	2,407,924	166,539
Series 2012-131, Class IO VRS
0.90% due 02/16/2053(5)(8)	1,889,230	145,618
Series 2013-80, Class IO VRS
0.91% due 03/16/2052(5)(8)	3,383,508	266,221
Series 2013-101, Class IO VRS
0.92% due 10/16/2054(5)(8)	2,913,693	165,099
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(5)(8)	1,352,597	91,706
Series 2014-101, Class IO VRS
0.96% due 04/16/2056(5)(8)	1,220,628	96,167
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(5)(8)	1,913,955	134,725
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(5)(8)	2,235,191	147,080
Series 2014-92, Class AB
1.78% due 06/16/2040(5)	94,678	96,553
Series 2014-13, Class A
2.60% due 09/16/2042(5)	244,183	253,101
Series 2014-13, Class VA VRS
3.00% due 01/16/2054(5)	171,557	187,299
Series 2011-27, Class CB VRS
3.48% due 07/16/2045(5)	250,000	257,803
Series 2012-3, Class LA
3.50% due 03/20/2038(6)	292,783	308,095
Series 2011-128, Class BI
4.00% due 09/16/2026(6)(8)	813,259	85,145
Series 2010-165, Class IP
4.00% due 04/20/2038(6)(8)	584,648	62,317
Series 2002-70, Class PA
4.50% due 08/20/2032(6)	10,227	10,561

		5,788,679

Total U.S. Government Agencies (cost $21,673,585)		21,866,887

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bonds — 0.2%
6.25% due 08/15/2023	300,000	399,445

United States Treasury Notes — 0.4%
1.63% due 07/31/2019	250,000	250,391
2.75% due 02/15/2024	250,000	263,066
3.13% due 05/15/2021	400,000	429,250

		942,707

Total U.S. Government Treasuries (cost $1,282,589)		1,342,152

LOANS (9)(10)— 0.3%
Oil & Gas Drilling — 0.3%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	249,367	197,000
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	498,750	400,870

Total Loans (cost $692,381)		597,870

Security Description	Principal Amount	Value (Note 2)

Total Long-Term Investment Securities (cost $180,183,808)		$213,200,059

REPURCHASE AGREEMENT — 2.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $5,270,000 and collateralized by $3,840,000 of United States Treasury Bonds, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $5,376,035 (cost $5,270,000)	$5,270,000	5,270,000

TOTAL INVESTMENTS (cost $185,453,808)(11)	99.9%	218,470,059
Other assets less liabilities	0.1	172,165

NET ASSETS	100.0%	$218,642,224

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $11,829,330 representing 5.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(3)	Perpetual maturity—maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2014.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $13 representing 0.0% of net assets.
(8)	Interest Only
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

BR — Bearer Shares

BTL — Bank Term Loan

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at
December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$7,996	$310,350	$—	$318,346
Diversified Manufacturing Operations	1,651,322	142,567	—	1,793,889
Medical-Drugs	6,535,207	—	0	6,535,207
Other Industries	120,825,776	—	—	120,825,776
Exchange-Traded Funds	10,417,793	—	—	10,417,793
Preferred Securities/Capital Securities	—	1,358,763	—	1,358,763
Asset Backed Securities	—	8,948,506	—	8,948,506
Convertible Bonds & Notes	—	596,669	—	596,669
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries	—	33,846,841	—	33,846,841
Foreign Corporate Bonds & Notes	—	4,751,347	—	4,751,347
U.S. Government Agencies	—	21,866,887	—	21,866,887
U.S. Government Treasuries	—	1,342,152	—	1,342,152
Loans	—	597,870	—	597,870
Repurchase Agreement	—	5,270,000	—	5,270,000

Total Investments at Value	$139,438,094	$79,031,952	$13	$218,470,059

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

32

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	4.9%
Computers	4.1
Applications Software	4.1
Medical-Biomedical/Gene	3.6
Diversified Banking Institutions	3.6
Banks-Super Regional	3.5
Commercial Services-Finance	3.4
Retail-Drug Store	3.4
Oil Companies-Integrated	3.4
Retail-Discount	2.9
Computer Services	2.6
Medical-HMO	2.5
Multimedia	2.5
Retail-Apparel/Shoe	2.4
Cosmetics & Toiletries	2.4
Oil Companies-Exploration & Production	2.1
Investment Management/Advisor Services	2.1
Electronic Components-Semiconductors	2.1
Electric-Integrated	2.0
Diversified Manufacturing Operations	1.9
Retail-Building Products	1.9
Repurchase Agreements	1.9
Beverages-Non-alcoholic	1.8
Insurance-Multi-line	1.8
Medical-Generic Drugs	1.7
Retail-Restaurants	1.5
Exchange-Traded Funds	1.5
E-Commerce/Services	1.5
Medical-Wholesale Drug Distribution	1.4
Food-Misc./Diversified	1.4
Apparel Manufacturers	1.3
Instruments-Controls	1.2
Insurance Brokers	1.2
Semiconductor Components-Integrated Circuits	1.2
Coatings/Paint	1.2
Tobacco	1.1
Networking Products	1.1
Telephone-Integrated	1.1
Chemicals-Diversified	1.0
Insurance-Life/Health	1.0
Containers-Metal/Glass	1.0
Web Portals/ISP	1.0
Oil-Field Services	1.0
Computer Software	0.9
Publishing-Periodicals	0.8
Medical Products	0.8
Medical Information Systems	0.8
Rental Auto/Equipment	0.8
Computers-Integrated Systems	0.8
Electric Products-Misc.	0.7
Aerospace/Defense	0.7
Consulting Services	0.7
Human Resources	0.6
Entertainment Software	0.6
Real Estate Investment Trusts	0.6
Transactional Software	0.6
Machinery-General Industrial	0.5
Banks-Commercial	0.3
Steel-Producers	0.3

100.8%

*	Calculated as a percentage of net assets

33

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Aerospace/Defense — 0.7%
TransDigm Group, Inc.	6,015	$1,181,045

Apparel Manufacturers — 1.3%
Ralph Lauren Corp.	12,185	2,256,175

Applications Software — 4.1%
Intuit, Inc.	22,490	2,073,353
Microsoft Corp.	80,891	3,757,387
salesforce.com, Inc.†	19,680	1,167,221

		6,997,961

Banks-Commercial — 0.3%
Zions Bancorporation	19,555	557,513

Banks-Super Regional — 3.5%
PNC Financial Services Group, Inc.	26,460	2,413,946
Wells Fargo & Co.	65,835	3,609,074

		6,023,020

Beverages-Non-alcoholic — 1.8%
Monster Beverage Corp.†	28,935	3,135,107

Chemicals-Diversified — 1.0%
Dow Chemical Co.	38,875	1,773,089

Coatings/Paint — 1.2%
Sherwin-Williams Co.	7,985	2,100,374

Commercial Services-Finance — 3.4%
Automatic Data Processing, Inc.	26,950	2,246,821
Equifax, Inc.	21,450	1,734,662
MasterCard, Inc., Class A	21,670	1,867,087

		5,848,570

Computer Services — 2.6%
Accenture PLC, Class A	22,260	1,988,041
Cognizant Technology Solutions Corp., Class A†	23,883	1,257,679
Genpact, Ltd.†	67,650	1,280,614

		4,526,334

Computer Software — 0.9%
Akamai Technologies, Inc.†	23,380	1,472,005

Computers — 4.1%
Apple, Inc.	64,020	7,066,528

Computers-Integrated Systems — 0.8%
Jack Henry & Associates, Inc.	21,095	1,310,843

Consulting Services — 0.7%
Verisk Analytics, Inc., Class A†	17,370	1,112,549

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.†	33,920	1,726,528

Cosmetics & Toiletries — 2.4%
Coty, Inc., Class A	86,510	1,787,297
Estee Lauder Cos., Inc., Class A	30,270	2,306,574

		4,093,871

Diversified Banking Institutions — 3.6%
Citigroup, Inc.	41,635	2,252,870
JPMorgan Chase & Co.	62,125	3,887,782

		6,140,652

Diversified Manufacturing Operations — 1.9%
Dover Corp.	2,090	149,895
Eaton Corp. PLC	18,090	1,229,396

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Illinois Tool Works, Inc.	20,525	$1,943,718

		3,323,009

E-Commerce/Services — 1.5%
Priceline Group, Inc.†	2,180	2,485,658

Electric Products-Misc. — 0.7%
AMETEK, Inc.	23,465	1,234,963

Electric-Integrated — 2.0%
American Electric Power Co., Inc.	27,425	1,665,246
NextEra Energy, Inc.	12,170	1,293,549
Pinnacle West Capital Corp.	7,880	538,283

		3,497,078

Electronic Components-Semiconductors — 2.1%
Freescale Semiconductor, Ltd.†	12,646	319,059
Intel Corp.	60,780	2,205,706
Micron Technology, Inc.†	29,613	1,036,751

		3,561,516

Entertainment Software — 0.6%
Activision Blizzard, Inc.	52,510	1,058,077

Food-Misc./Diversified — 1.4%
Mondelez International, Inc., Class A	65,290	2,371,659

Human Resources — 0.6%
Team Health Holdings, Inc.†	19,200	1,104,576

Instruments-Controls — 1.2%
Honeywell International, Inc.	21,310	2,129,295

Insurance Brokers — 1.2%
Aon PLC	22,400	2,124,192

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	19,205	1,737,284

Insurance-Multi-line — 1.8%
ACE, Ltd.	12,440	1,429,107
Hartford Financial Services Group, Inc.	26,670	1,111,872
MetLife, Inc.	10,115	547,121

		3,088,100

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	16,840	2,227,090
BlackRock, Inc.	3,790	1,355,152

		3,582,242

Machinery-General Industrial — 0.5%
Middleby Corp.†	8,770	869,107

Medical Information Systems — 0.8%
Cerner Corp.†	21,520	1,391,483

Medical Products — 0.8%
Zimmer Holdings, Inc.	12,645	1,434,196

Medical-Biomedical/Gene — 3.6%
Celgene Corp.†	11,810	1,321,067
Gilead Sciences, Inc.†	18,480	1,741,925
Regeneron Pharmaceuticals, Inc.†	3,730	1,530,232
Vertex Pharmaceuticals, Inc.†	13,040	1,549,152

		6,142,376

Medical-Drugs — 4.9%
Bristol-Myers Squibb Co.	52,420	3,094,353
Eli Lilly & Co.	28,510	1,966,905
Merck & Co., Inc.	58,870	3,343,227

		8,404,485

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Generic Drugs — 1.7%
Actavis PLC†	11,340	$2,919,029

Medical-HMO — 2.5%
Aetna, Inc.	20,190	1,793,478
UnitedHealth Group, Inc.	24,805	2,507,537

		4,301,015

Medical-Wholesale Drug Distribution — 1.4%
McKesson Corp.	11,435	2,373,677

Multimedia — 2.5%
Time Warner, Inc.	23,630	2,018,475
Twenty-First Century Fox, Inc., Class A	59,300	2,277,416

		4,295,891

Networking Products — 1.1%
Cisco Systems, Inc.	68,351	1,901,183

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	19,055	1,572,038
EOG Resources, Inc.	14,790	1,361,715
Southwestern Energy Co.†	24,649	672,671

		3,606,424

Oil Companies-Integrated — 3.4%
Chevron Corp.	23,080	2,589,114
Exxon Mobil Corp.	23,630	2,184,594
Phillips 66	14,560	1,043,952

		5,817,660

Oil-Field Services — 1.0%
Baker Hughes, Inc.	8,220	460,895
Halliburton Co.	30,520	1,200,352

		1,661,247

Publishing-Periodicals — 0.8%
Nielsen NV	32,110	1,436,280

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	45,510	993,483

Rental Auto/Equipment — 0.8%
Hertz Global Holdings, Inc.†	54,485	1,358,856

Retail-Apparel/Shoe — 2.4%
PVH Corp.	17,092	2,190,681
Ross Stores, Inc.	20,730	1,954,010

		4,144,691

Retail-Building Products — 1.9%
Lowe’s Cos., Inc.	47,610	3,275,568

Retail-Discount — 2.9%
Costco Wholesale Corp.	17,755	2,516,771
Dollar Tree, Inc.†	35,635	2,507,992

		5,024,763

Retail-Drug Store — 3.4%
CVS Health Corp.	37,225	3,585,140
Walgreens Boots Alliance, Inc.	29,555	2,252,091

		5,837,231

Retail-Restaurants — 1.5%
Starbucks Corp.	31,570	2,590,318

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	28,420	$2,112,459

Steel-Producers — 0.3%
Reliance Steel & Aluminum Co.	8,380	513,443

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	1

Telephone-Integrated — 1.1%
AT&T, Inc.	55,380	1,860,214

Tobacco — 1.1%
Altria Group, Inc.	39,465	1,944,441

Transactional Software — 0.6%
Solera Holdings, Inc.	18,280	935,570

Web Portals/ISP — 1.0%
Google, Inc., Class C†	3,179	1,673,426

Total Common Stocks (cost $143,219,867)		167,438,330

EXCHANGE-TRADED FUNDS — 1.5%
SPDR S&P 500 ETF Trust (cost $2,591,247)	12,480	2,564,640

Total Long-Term Investment Securities (cost $145,811,114)		170,002,970

REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$580,000	580,000
Barclays Capital PLC Joint Repurchase Agreement(1)	755,000	755,000
BNP Paribas SA Joint Repurchase Agreement(1)	740,000	740,000
Deutsche Bank AG Joint Repurchase Agreement(1)	455,000	455,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	740,000	740,000

Total Repurchase Agreements (cost $3,270,000)		3,270,000

TOTAL INVESTMENTS (cost $149,081,114)(2)	100.8%	173,272,970
Liabilities in excess of other assets	(0.8)	(1,338,276)

NET ASSETS	100.0%	$171,934,694

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$167,438,330	$—	$—	$167,438,330
Exchange-Traded Funds	2,564,640	—	—	2,564,640
Repurchase Agreements	—	3,270,000	—	3,270,000

Total Investments at Value	$170,002,970	$3,270,000	$—	$173,272,970

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

36

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	6.7%
Medical-Drugs	6.4
Oil Companies-Exploration & Production	4.6
Diversified Banking Institutions	2.5
Investment Management/Advisor Services	2.5
Applications Software	2.1
Transport-Services	2.1
Insurance-Life/Health	1.9
Computer Services	1.9
Insurance-Multi-line	1.8
Beverages-Non-alcoholic	1.8
Schools	1.7
Aerospace/Defense	1.7
Repurchase Agreements	1.7
Medical-HMO	1.6
Networking Products	1.6
Medical-Generic Drugs	1.6
Distribution/Wholesale	1.5
E-Commerce/Services	1.5
Commercial Services-Finance	1.5
Wire & Cable Products	1.5
Motorcycle/Motor Scooter	1.4
Insurance-Property/Casualty	1.4
Real Estate Investment Trusts	1.4
Banks-Commercial	1.3
Retail-Building Products	1.2
Banks-Super Regional	1.2
Retail-Discount	1.2
Retail-Apparel/Shoe	1.2
Web Portals/ISP	1.1
Casino Hotels	1.1
Retail-Major Department Stores	1.0
Retail-Auto Parts	1.0
Entertainment Software	1.0
Retail-Automobile	1.0
Internet Content-Entertainment	1.0
Computers	1.0
Transport-Rail	1.0
Computer Software	0.9
Oil Companies-Integrated	0.9
Office Furnishings-Original	0.9
E-Services/Consulting	0.9
Electric-Integrated	0.9
Industrial Gases	0.9
Building-Residential/Commercial	0.9
Web Hosting/Design	0.8
Exchange-Traded Funds	0.8
Electronic Connectors	0.7
Oil-Field Services	0.7
Insurance Brokers	0.7
Medical-Wholesale Drug Distribution	0.7
Retail-Restaurants	0.7
Electric Products-Misc.	0.7
Medical Information Systems	0.7
Finance-Consumer Loans	0.7
Internet Security	0.7
Oil Field Machinery & Equipment	0.7
Tobacco	0.6
Medical Instruments	0.6
Brewery	0.6
Chemicals-Diversified	0.6

Internet Content-Information/News	0.6%
Medical Products	0.6
Containers-Paper/Plastic	0.6
Medical-Hospitals	0.5
Financial Guarantee Insurance	0.5
Electronic Measurement Instruments	0.5
Retail-Arts & Crafts	0.5
Television	0.5
Steel-Producers	0.5
Internet Infrastructure Software	0.4
Human Resources	0.4
Diversified Manufacturing Operations	0.4
Oil & Gas Drilling	0.4
Computers-Memory Devices	0.4
Wireless Equipment	0.3
Banks-Fiduciary	0.3
Appliances	0.3
Retail-Computer Equipment	0.3
Cellular Telecom	0.3
Multimedia	0.3
Electronic Components-Semiconductors	0.3
Oil Refining & Marketing	0.3
Finance-Investment Banker/Broker	0.3
Real Estate Management/Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Airlines	0.2
Retail-Vitamins & Nutrition Supplements	0.2
Food-Confectionery	0.2
Cruise Lines	0.2
Metal-Diversified	0.2
Gas-Transportation	0.2
Power Converter/Supply Equipment	0.2
Finance-Credit Card	0.2
Cable/Satellite TV	0.2
Containers-Metal/Glass	0.2
Computers-Integrated Systems	0.2
Telecommunication Equipment	0.2
Beverages-Wine/Spirits	0.2
Chemicals-Specialty	0.2
Diversified Financial Services	0.1
Non-Ferrous Metals	0.1
Steel-Specialty	0.1

100.2%

*	Calculated as a percentage of net assets

37

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	26,526	$5,108,112
Northrop Grumman Corp.	33,259	4,902,044
Raytheon Co.	10,800	1,168,236

		11,178,392

Airlines — 0.2%
United Continental Holdings, Inc.†	24,243	1,621,614

Appliances — 0.3%
Electrolux AB, Series B(1)	68,676	2,015,041

Applications Software — 2.1%
Intuit, Inc.	57,883	5,336,234
Microsoft Corp.	111,620	5,184,749
Verint Systems, Inc.†	57,800	3,368,584

		13,889,567

Banks-Commercial — 1.3%
First Republic Bank	55,259	2,880,099
M&T Bank Corp.	38,360	4,818,783
South State Corp.	12,900	865,332

		8,564,214

Banks-Fiduciary — 0.3%
Northern Trust Corp.	30,765	2,073,561

Banks-Super Regional — 1.2%
PNC Financial Services Group, Inc.	87,003	7,937,284

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	128,512	5,425,777
Monster Beverage Corp.†	56,969	6,172,591

		11,598,368

Beverages-Wine/Spirits — 0.2%
Treasury Wine Estates, Ltd.(1)	261,427	1,016,988

Brewery — 0.6%
Anheuser-Busch InBev NV ADR	34,930	3,923,338

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	191,175	4,834,816
Lennar Corp., Class A	16,745	750,343

		5,585,159

Cable/Satellite TV — 0.2%
DIRECTV†	13,325	1,155,277

Casino Hotels — 1.1%
Las Vegas Sands Corp.	103,950	6,045,732
Sands China, Ltd.(1)	160,400	781,176

		6,826,908

Cellular Telecom — 0.3%
NTT DOCOMO, Inc.(1)	132,200	1,935,163

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	45,255	2,713,490
Huntsman Corp.	50,400	1,148,112

		3,861,602

Chemicals-Specialty — 0.2%
Cabot Corp.	22,400	982,464

Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	56,665	4,724,161
Equifax, Inc.	60,931	4,927,490

		9,651,651

Security Description	Shares	Value (Note 2)

Computer Services — 1.9%
Accenture PLC, Class A	58,983	$5,267,772
Cognizant Technology Solutions Corp., Class A†	69,295	3,649,075
IGATE Corp.†	78,305	3,091,481

		12,008,328

Computer Software — 0.9%
Akamai Technologies, Inc.†	97,669	6,149,240

Computers — 1.0%
Apple, Inc.	57,970	6,398,729

Computers-Integrated Systems — 0.2%
Teradata Corp.†	25,720	1,123,450

Computers-Memory Devices — 0.4%
EMC Corp.	77,015	2,290,426

Containers-Metal/Glass — 0.2%
Constellium NV, Class A†	68,900	1,132,027

Containers-Paper/Plastic — 0.6%
Packaging Corp. of America	46,280	3,612,154

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	31,910	1,492,112

Distribution/Wholesale — 1.5%
Fossil Group, Inc.†	32,200	3,565,828
Rexel SA(1)	53,341	952,502
WESCO International, Inc.†	69,880	5,325,555

		9,843,885

Diversified Banking Institutions — 2.5%
Citigroup, Inc.	78,800	4,263,868
Goldman Sachs Group, Inc.	8,815	1,708,611
JPMorgan Chase & Co.	164,825	10,314,749

		16,287,228

Diversified Financial Services — 0.1%
Julius Baer Group, Ltd.(1)	18,758	856,022

Diversified Manufacturing Operations — 0.4%
Eaton Corp. PLC	23,100	1,569,876
Sulzer AG(1)	7,434	789,768

		2,359,644

E-Commerce/Services — 1.5%
Netflix, Inc.†	7,090	2,422,015
Priceline Group, Inc.†	3,400	3,876,714
TripAdvisor, Inc.†	46,509	3,472,362

		9,771,091

E-Services/Consulting — 0.9%
CDW Corp.	170,559	5,998,560

Electric Products-Misc. — 0.7%
AMETEK, Inc.	84,396	4,441,761

Electric-Integrated — 0.9%
PG&E Corp.	43,180	2,298,903
Xcel Energy, Inc.	102,925	3,697,066

		5,995,969

Electronic Components-Semiconductors — 0.3%
Microsemi Corp.†	64,390	1,827,388

Electronic Connectors — 0.7%
Amphenol Corp., Class A	89,495	4,815,726

Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†	129,395	3,434,143

38

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 1.0%
Activision Blizzard, Inc.	328,730	$6,623,909

Finance-Consumer Loans — 0.7%
PRA Group, Inc.†	76,000	4,402,680

Finance-Credit Card — 0.2%
Visa, Inc., Class A	4,615	1,210,053

Finance-Investment Banker/Broker — 0.3%
Raymond James Financial, Inc.	30,000	1,718,700

Financial Guarantee Insurance — 0.5%
Assured Guaranty, Ltd.	133,008	3,456,878

Food-Confectionery — 0.2%
Hershey Co.	15,009	1,559,885

Gas-Transportation — 0.2%
Snam SpA(1)	275,739	1,360,255

Human Resources — 0.4%
ManpowerGroup, Inc.	34,800	2,372,316

Industrial Gases — 0.9%
Praxair, Inc.	44,014	5,702,454

Insurance Brokers — 0.7%
Marsh & McLennan Cos., Inc.	83,123	4,757,961

Insurance-Life/Health — 1.9%
Lincoln National Corp.	91,790	5,293,529
Principal Financial Group, Inc.	70,800	3,677,352
Prudential Financial, Inc.	24,195	2,188,680
Unum Group	30,400	1,060,352

		12,219,913

Insurance-Multi-line — 1.8%
ACE, Ltd.	47,402	5,445,542
MetLife, Inc.	118,305	6,399,117

		11,844,659

Insurance-Property/Casualty — 1.4%
Fairfax Financial Holdings, Ltd.	7,689	4,029,015
Markel Corp.†	6,989	4,772,369

		8,801,384

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	43,495	3,393,480
Pandora Media, Inc.†	170,943	3,047,914

		6,441,394

Internet Content-Information/News — 0.6%
Yelp, Inc.†	68,215	3,733,407

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	19,554	2,551,113

Internet Security — 0.7%
VeriSign, Inc.†	77,212	4,401,084

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	23,745	3,140,276
BlackRock, Inc.	13,195	4,718,004
Legg Mason, Inc.	16,000	853,920
Waddell & Reed Financial, Inc., Class A	148,269	7,386,762

		16,098,962

Medical Information Systems — 0.7%
Everyday Health, Inc.†	30,474	449,491
IMS Health Holdings, Inc.†	154,806	3,969,226

		4,418,717

Security Description	Shares	Value (Note 2)

Medical Instruments — 0.6%
Medtronic, Inc.	55,131	$3,980,458

Medical Products — 0.6%
Becton Dickinson and Co.	26,285	3,657,821

Medical-Biomedical/Gene — 6.7%
Amgen, Inc.	18,660	2,972,351
Biogen Idec, Inc.†	21,560	7,318,542
Celgene Corp.†	33,500	3,747,310
Gilead Sciences, Inc.†	45,595	4,297,785
Incyte Corp.†	78,359	5,728,827
Medivation, Inc.†	87,519	8,717,768
Regeneron Pharmaceuticals, Inc.†	12,505	5,130,176
Vertex Pharmaceuticals, Inc.†	43,369	5,152,237

		43,064,996

Medical-Drugs — 6.4%
Almirall SA†(1)	47,428	783,891
AstraZeneca PLC ADR	16,000	1,126,080
Bristol-Myers Squibb Co.	280,978	16,586,131
Johnson & Johnson	37,550	3,926,603
Merck & Co., Inc.	245,314	13,931,382
Roche Holding AG(1)	13,542	3,670,430
TESARO, Inc.†	29,300	1,089,667

		41,114,184

Medical-Generic Drugs — 1.6%
Actavis PLC†	39,585	10,189,575

Medical-HMO — 1.6%
Aetna, Inc.	21,850	1,940,936
Anthem, Inc.	23,670	2,974,609
UnitedHealth Group, Inc.	54,893	5,549,133

		10,464,678

Medical-Hospitals — 0.5%
Universal Health Services, Inc., Class B	32,030	3,563,658

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	58,125	4,692,431

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	29,945	1,379,267

Motorcycle/Motor Scooter — 1.4%
Harley-Davidson, Inc.	135,921	8,958,553

Multimedia — 0.3%
Quebecor, Inc., Class B	69,700	1,916,180

Networking Products — 1.6%
Cisco Systems, Inc.	375,315	10,439,387

Non-Ferrous Metals — 0.1%
Cameco Corp.	50,700	831,326

Office Furnishings-Original — 0.9%
Herman Miller, Inc.	119,825	3,526,450
Knoll, Inc.	119,500	2,529,815

		6,056,265

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	82,823	2,349,689

Oil Companies-Exploration & Production — 4.6%
Anadarko Petroleum Corp.	29,675	2,448,188
BG Group PLC(1)	326,272	4,342,919
Cabot Oil & Gas Corp.	168,310	4,983,659
Canadian Natural Resources, Ltd.	52,165	1,610,855

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Exploration & Production(continued)
Chesapeake Energy Corp.	142,400	$2,786,768
Cobalt International Energy, Inc.†	103,700	921,893
Continental Resources, Inc.†	58,000	2,224,880
EQT Corp.	37,079	2,806,880
Pioneer Natural Resources Co.	30,076	4,476,813
QEP Resources, Inc.	37,065	749,454
Southwestern Energy Co.†	78,865	2,152,226

		29,504,535

Oil Companies-Integrated — 0.9%
Chevron Corp.	17,465	1,959,224
Imperial Oil, Ltd.	96,739	4,162,679

		6,121,903

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	37,390	1,867,630
National Oilwell Varco, Inc.	36,905	2,418,385

		4,286,015

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	47,750	1,789,670

Oil-Field Services — 0.7%
Halliburton Co.	108,355	4,261,602
Trican Well Service, Ltd.	113,200	542,713

		4,804,315

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	27,140	1,269,066

Real Estate Investment Trusts — 1.4%
AvalonBay Communities, Inc.	16,595	2,711,457
Boston Properties, Inc.	17,370	2,235,345
Columbia Property Trust, Inc.	61,100	1,548,885
Plum Creek Timber Co., Inc.	24,120	1,032,095
Weyerhaeuser Co.	35,045	1,257,765

		8,785,547

Real Estate Management/Services — 0.3%
Realogy Holdings Corp.†	37,625	1,673,936

Retail-Apparel/Shoe — 1.2%
L Brands, Inc.	35,599	3,081,094
PVH Corp.	24,736	3,170,413
Vera Bradley, Inc.†	60,585	1,234,722

		7,486,229

Retail-Arts & Crafts — 0.5%
Michaels Cos., Inc.†	137,200	3,392,956

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	42,047	6,697,246

Retail-Automobile — 1.0%
CarMax, Inc.†	98,340	6,547,477

Retail-Building Products — 1.2%
Home Depot, Inc.	20,960	2,200,171
Lowe’s Cos., Inc.	84,780	5,832,864

		8,033,035

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A	58,900	1,990,820

Retail-Discount — 1.2%
Dollar Tree, Inc.†	48,875	3,439,822
Wal-Mart Stores, Inc.	48,100	4,130,828

		7,570,650

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Major Department Stores — 1.0%
TJX Cos., Inc.	98,203	$6,734,762

Retail-Restaurants — 0.7%
McDonald’s Corp.	48,240	4,520,088

Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	33,325	1,564,942

Schools — 1.7%
American Public Education, Inc.†	165,725	6,110,281
Grand Canyon Education, Inc.†	110,524	5,157,050

		11,267,331

Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	51,960	1,655,965

Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	50,400	3,088,008

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	12,600	438,102

Telecommunication Equipment — 0.2%
ARRIS Group, Inc.†	35,400	1,068,726

Television — 0.5%
CBS Corp., Class B	56,845	3,145,802

Tobacco — 0.6%
Imperial Tobacco Group PLC(1)	91,827	4,021,393

Transport-Rail — 1.0%
Canadian National Railway Co.	62,154	4,283,032
Norfolk Southern Corp.	17,300	1,896,253

		6,179,285

Transport-Services — 2.1%
FedEx Corp.	27,750	4,819,065
United Parcel Service, Inc., Class B	80,193	8,915,056

		13,734,121

Web Hosting/Design — 0.8%
Web.com Group, Inc.†	280,524	5,327,151

Web Portals/ISP — 1.1%
Google, Inc., Class A†	5,300	2,812,498
Google, Inc., Class C†	8,185	4,308,584

		7,121,082

Wire & Cable Products — 1.5%
Belden, Inc.	119,152	9,390,369

Wireless Equipment — 0.3%
Motorola Solutions, Inc.	32,949	2,210,219

Total Common Stocks (cost $598,362,233)		631,409,412

EXCHANGE-TRADED FUNDS — 0.8%
Vanguard S&P 500 ETF (cost $5,002,103)	26,849	5,059,694

Total Long-Term Investment Securities (cost $603,364,336)		636,469,106

REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,940,000	1,940,000
Barclays Capital PLC Joint Repurchase Agreement(2)	2,490,000	2,490,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,485,000	2,485,000

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(2)	$1,530,000	$1,530,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,485,000	2,485,000

Total Repurchase Agreements (cost $10,930,000)		10,930,000

TOTAL INVESTMENTS (cost $614,294,336)(3)	100.2%	647,399,106
Liabilities in excess of other assets	(0.2)	(1,170,954)

NET ASSETS	100.0%	$646,228,152

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $22,525,548 representing 3.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Appliances	$—	$2,015,041	$—	$2,015,041
Beverages-Wine/Spirits	—	1,016,988	—	1,016,988
Casino Hotels	6,045,732	781,176	—	6,826,908
Cellular Telecom	—	1,935,163	—	1,935,163
Distribution/Wholesale	8,891,383	952,502	—	9,843,885
Diversified Financial Services	—	856,022	—	856,022
Diversified Manufacturing Operations	1,569,876	789,768	—	2,359,644
Gas-Transportation	—	1,360,255	—	1,360,255
Medical-Drugs	36,659,863	4,454,321	—	41,114,184
Oil Companies-Exploration & Production	25,161,616	4,342,919	—	29,504,535
Tobacco	—	4,021,393	—	4,021,393
Other Industries	530,555,394	—	—	530,555,394
Exchange-Traded Funds	5,059,694	—	—	5,059,694
Repurchase Agreements	—	10,930,000	—	10,930,000

Total Investments at Value	$613,943,558	$33,455,548	$—	$647,399,106

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

41

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Computers	9.3%
Medical-Biomedical/Gene	5.4
E-Commerce/Products	5.4
Retail-Restaurants	3.9
E-Commerce/Services	3.8
Medical-Drugs	3.5
Internet Content-Entertainment	3.1
Electric Products-Misc.	2.9
Distribution/Wholesale	2.7
Retail-Building Products	2.6
Diversified Manufacturing Operations	2.1
Medical-Generic Drugs	2.1
Retail-Apparel/Shoe	2.0
Oil Companies-Exploration & Production	2.0
Repurchase Agreements	1.9
Industrial Audio & Video Products	1.9
Semiconductor Components-Integrated Circuits	1.9
Medical Instruments	1.7
Retail-Auto Parts	1.7
Computer Software	1.5
Appliances	1.5
Enterprise Software/Service	1.5
Airlines	1.4
Electronic Components-Semiconductors	1.4
Chemicals-Specialty	1.4
Web Portals/ISP	1.3
Motorcycle/Motor Scooter	1.3
Lighting Products & Systems	1.2
Internet Infrastructure Software	1.2
Medical Information Systems	1.2
Industrial Automated/Robotic	1.1
Beverages-Non-alcoholic	1.1
Food-Retail	1.1
Computer Services	1.1
Power Converter/Supply Equipment	1.1
Web Hosting/Design	1.1
Medical Products	1.1
Multimedia	1.0
Real Estate Investment Trusts	1.0
Transport-Services	1.0
Hotels/Motels	1.0
Oil-Field Services	1.0
Investment Management/Advisor Services	1.0
Brewery	1.0
Networking Products	1.0
Physicians Practice Management	0.9
Transport-Rail	0.9
Audio/Video Products	0.9
Building Products-Cement	0.9
Heart Monitors	0.9
Diversified Financial Services	0.9
Electronic Design Automation	0.9
Internet Content-Information/News	0.8
Hazardous Waste Disposal	0.7
Satellite Telecom	0.7
Entertainment Software	0.7
Applications Software	0.5
Data Processing/Management	0.3
Electronic Forms	0.2
Computers-Memory Devices	0.2

100.9%

*	Calculated as a percentage of net assets

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Airlines — 1.4%
Spirit Airlines, Inc.†	255,982	$19,347,120

Appliances — 1.5%
Whirlpool Corp.	105,658	20,470,181

Applications Software — 0.5%
New Relic, Inc.†(3)(4)	78,897	2,748,772
ServiceNow, Inc.†	56,631	3,842,414

		6,591,186

Audio/Video Products — 0.9%
Harman International Industries, Inc.	118,193	12,612,375

Beverages-Non-alcoholic — 1.1%
Monster Beverage Corp.†	137,362	14,883,173

Brewery — 1.0%
Anheuser-Busch InBev NV ADR	122,126	13,717,192

Building Products-Cement — 0.9%
Eagle Materials, Inc.	159,528	12,128,914

Chemicals-Specialty — 1.4%
Platform Specialty Products Corp.†(3)(4)	819,382	19,026,050

Computer Services — 1.1%
IHS, Inc., Class A†	129,563	14,754,634

Computer Software — 1.5%
Akamai Technologies, Inc.†	330,647	20,817,535

Computers — 9.3%
Apple, Inc.	1,140,255	125,861,347

Distribution/Wholesale — 2.7%
Fastenal Co.	448,357	21,323,859
HD Supply Holdings, Inc.†	515,434	15,200,149

		36,524,008

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.(2)	259,793	11,855,665

Diversified Manufacturing Operations — 2.1%
Danaher Corp.	166,892	14,304,313
Textron, Inc.	345,876	14,564,839

		28,869,152

E-Commerce/Products — 4.9%
Alibaba Group Holding, Ltd. ADR†	172,644	17,944,617
Amazon.com, Inc.†	109,088	33,855,461
Honest Company, Inc.†(1)(3)(4)	41,843	1,142,314
zulily, Inc., Class A†	563,931	13,195,986

		66,138,378

E-Commerce/Services — 2.3%
Netflix, Inc.†	51,280	17,517,761
TripAdvisor, Inc.†	92,379	6,897,016
Zillow, Inc., Class A†	58,124	6,154,750

		30,569,527

Electric Products-Misc. — 2.9%
Mobileye NV†(3)(4)(7)	981,110	39,793,822

Electronic Components-Semiconductors — 1.4%
First Solar, Inc.†	275,206	12,272,812
SunEdison, Inc.†	349,577	6,820,247

		19,093,059

Electronic Design Automation — 0.9%
Cadence Design Systems, Inc.†	617,120	11,706,766

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.5%
Tyler Technologies, Inc.†	102,512	$11,218,914
Veeva Systems, Inc., Class A†	346,798	9,158,935

		20,377,849

Entertainment Software — 0.7%
Activision Blizzard, Inc.	454,164	9,151,405

Food-Retail — 1.1%
Whole Foods Market, Inc.	294,982	14,872,992

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	208,465	10,016,743

Heart Monitors — 0.9%
HeartWare International, Inc.†	163,201	11,983,849

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.†	532,812	13,901,065

Industrial Audio & Video Products — 1.9%
GoPro, Inc., Class A†	245,985	15,551,172
Imax Corp.†	334,456	10,334,690

		25,885,862

Industrial Automated/Robotic — 1.1%
Cognex Corp.†	368,806	15,242,752

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	543,253	42,384,599

Internet Content-Information/News — 0.8%
Yelp, Inc.†	188,456	10,314,197

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†	127,428	16,624,894

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	38,523	13,774,284

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	120,706	16,907,289

Medical Information Systems — 1.2%
Cerner Corp.†	243,578	15,749,754

Medical Instruments — 1.7%
DexCom, Inc.†	424,946	23,393,277

Medical Products — 1.1%
Becton Dickinson and Co.	104,170	14,496,297

Medical-Biomedical/Gene — 5.4%
Celgene Corp.†	216,513	24,219,144
Gilead Sciences, Inc.†	245,679	23,157,703
Incyte Corp.†	114,336	8,359,105
Regeneron Pharmaceuticals, Inc.†	42,836	17,573,469

		73,309,421

Medical-Drugs — 3.5%
AstraZeneca PLC(2)	153,221	10,778,432
Bristol-Myers Squibb Co.	543,729	32,096,323
H. Lundbeck A/S(2)	155,853	3,099,467
Regulus Therapeutics, Inc.†	102,631	1,646,201

		47,620,423

Medical-Generic Drugs — 2.1%
Actavis PLC†	108,804	28,007,238

Motorcycle/Motor Scooter — 1.3%
Harley-Davidson, Inc.	274,795	18,111,738

Multimedia — 1.0%
Twenty-First Century Fox, Inc., Class A	370,510	14,229,437

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 1.0%
Arista Networks, Inc.†	216,262	$13,140,079

Oil Companies-Exploration & Production — 2.0%
Energen Corp.	151,831	9,680,745
Pioneer Natural Resources Co.	118,086	17,577,101

		27,257,846

Oil-Field Services — 1.0%
Halliburton Co.	351,168	13,811,437

Physicians Practice Management — 0.9%
Envision Healthcare Holdings, Inc.†	364,560	12,646,586

Power Converter/Supply Equipment — 1.1%
Generac Holdings, Inc.†	311,472	14,564,431

Real Estate Investment Trusts — 1.0%
Paramount Group, Inc.†	751,487	13,970,143

Retail-Apparel/Shoe — 2.0%
Kate Spade & Co.†	502,119	16,072,829
Ross Stores, Inc.	122,437	11,540,912

		27,613,741

Retail-Auto Parts — 1.7%
Advance Auto Parts, Inc.	143,379	22,837,407

Retail-Building Products — 2.6%
Lowe’s Cos., Inc.	505,456	34,775,373

Retail-Restaurants — 3.9%
Chipotle Mexican Grill, Inc.†	28,583	19,565,349
Panera Bread Co., Class A†	109,883	19,207,548
Starbucks Corp.	173,429	14,229,850

		53,002,747

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†	313,425	9,706,772

Semiconductor Components-Integrated Circuits — 1.9%
NXP Semiconductor NV†	338,049	25,826,944

Transport-Rail — 0.9%
Kansas City Southern	103,572	12,638,891

Transport-Services — 1.0%
FedEx Corp.	80,405	13,963,132

Web Hosting/Design — 1.1%
Equinix, Inc.	64,029	14,517,295

Web Portals/ISP — 1.3%
Dropbox, Inc.†(1)(3)(4)	313,518	5,988,570
Google, Inc., Class C†	23,161	12,191,950

		18,180,520

Total Common Stocks (cost $1,080,480,361)		1,309,568,793

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 2.7%
Computers-Memory Devices — 0.2%
Pure Storage, Inc. Series F†(1)(3)(4)	177,438	$2,790,372

Data Processing/Management — 0.3%
Cloudera, Inc. Series F†(1)(3)(4)	129,662	3,943,540

E-Commerce/Products — 0.5%
Honest Company, Inc., Series C†(1)(3)(4)	97,634	2,665,408
One Kings Lane, Inc., Series E†(1)(3)(4)	291,563	4,320,964

		6,986,372

E-Commerce/Services — 1.5%
Uber Technologies, Inc., Series D†(1)(3)(4)	599,808	19,984,148

Electronic Forms — 0.2%
Docusign, Inc., Series B†(1)(3)(4)	8,662	140,844
Docusign, Inc., Series B-1†(1)(3)(4)	2,594	42,179
Docusign, Inc., Series D†(1)(3)(4)	6,224	101,202
Docusign, Inc., Series E†(1)(3)(4)	160,967	2,617,323

		2,901,548

Total Convertible Preferred Securities (cost $23,463,279)		36,605,980

Total Long-Term Investment Securities (cost $1,103,943,640)		1,346,174,773

REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$4,705,000	4,705,000
Barclays Capital PLC Joint Repurchase Agreement(5)	6,040,000	6,040,000
BNP Paribas SA Joint Repurchase Agreement(5)	6,030,000	6,030,000
Deutsche Bank AG Joint Repurchase Agreement(5)	3,720,000	3,720,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	6,030,000	6,030,000

Total Repurchase Agreements (cost $26,525,000)		26,525,000

TOTAL INVESTMENTS (cost $1,130,468,640)(6)	100.9%	1,372,699,773
Liabilities in excess of other assets	(0.9)	(12,504,580)

NET ASSETS	100.0%	$1,360,195,193

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $25,733,564 representing 1.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	313,518	$2,837,872	$5,988,570	$19.10	0.4%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,142,314	27.30	0.1
Mobileye NV	08/13/2013	981,110	6,848,148	39,793,822	40.56	2.9
New Relic, Inc.	04/16/2014	78,897	2,203,495	2,748,772	34.84	0.2
Platform Specialty Products Corp.	10/03/2014	819,382	16,867,548	19,026,050	23.22	1.4
Convertible Preferred Securities
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	3,943,540	30.41	0.3
Docusign, Inc., Series B	02/28/2014	8,662	113,753	140,844	16.26	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	42,179	16.26	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	101,202	16.26	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	2,617,323	16.26	0.2
Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	2,665,408	27.30	0.2
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	4,320,964	14.82	0.3

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Pure Storage, Inc., Series F	04/16/2014	177,438	$2,790,372	$2,790,372	$15.73	0.2%
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	19,984,148	33.32	1.5

				$105,305,508		7.7%

(4)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $105,305,508 representing 7.7% of net assets.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.
(7)	Fair Valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

ADR — American Depository Receipt

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$11,855,665	$—	$11,855,665
E-Commerce/Products	64,996,064	—	1,142,314	66,138,378
Electric Products-Misc.	—	39,793,822	—	39,793,822
Medical-Drugs	33,742,524	13,877,899	—	47,620,423
Web Portals/ISP	12,191,950	—	5,988,570	18,180,520
Other Industries	1,125,979,985	—	—	1,125,979,985
Convertible Preferred Securities	—	—	36,605,980	36,605,980
Repurchase Agreements	—	26,525,000	—	26,525,000

Total Investments at Value	$1,236,910,523	$92,052,386	$43,736,864	$1,372,699,773

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants

Balance as of 12/31/2013	$4,162,978	$7,631,074	$367,882
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	395,228	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	2,193,525	13,316,764	—
Change in unrealized depreciation(1)	—	(956,989)	(363,463)
Net purchases	1,132,159	30,311,427	—
Net sales	(753,006)	(13,696,296)	(4,419)
Transfers in of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/2014	$7,130,884	$36,605,980	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2014 includes:

Common Stocks	Convertible Preferred Securities	Warrants

$2,193,525	$13,142,701	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2014.

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 12/31/14	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$5,988,570	Market Approach	Market Transaction Price*	$19.1012
	$1,142,314	Market Approach	2015 Estimate Revenue Multiple*	2.8x
			Discount for Lack of Marketability	10.00%
Convertible Preferred Securities	$26,718,060	Market Approach	Market Transaction Price*	$15.72590 - $33.31758 ($27.46787)
	$5,566,956	Market Approach	2015 Estimate Revenue Multiple*	2.8 - 9.12x (7.856x)
			Discount for Lack of Marketability	10.00%
	$4,320,964	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Multiple*	1.50x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	50.0%
			Term to liquidity event in years	1.9
			Risk-free rate	0.6888%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	22.5%
Oil Companies-Exploration & Production	21.9
Metal-Diversified	8.9
Oil-Field Services	5.9
Diversified Minerals	4.7
Repurchase Agreements	3.7
Pipelines	3.3
Machinery-Construction & Mining	3.3
Gold Mining	3.0
Engineering/R&D Services	2.1
Agricultural Chemicals	2.0
Metal-Copper	2.0
Recycling	1.8
Steel-Producers	1.7
Metal-Iron	1.6
Chemicals-Diversified	1.3
Coal	1.1
Rubber & Vinyl	1.1
Electronic Components-Semiconductors	1.0
Oil Field Machinery & Equipment	1.0

93.9%

*	Calculated as a percentage of net assets

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 89.9%
Agricultural Chemicals — 2.0%
Mosaic Co.	92,071	$4,203,041

Chemicals-Diversified — 1.3%
LyondellBasell Industries NV, Class A	32,681	2,594,545

Coal — 1.1%
Mongolian Mining Corp.†(1)	50,768,300	2,212,563

Diversified Minerals — 4.7%
Anglo American PLC(1)	169,999	3,145,313
BHP Billiton PLC(1)	301,341	6,445,627

		9,590,940

Electronic Components-Semiconductors — 1.0%
First Solar, Inc.†	47,649	2,124,907

Engineering/R&D Services — 2.1%
KBR, Inc.	258,216	4,376,761

Gold Mining — 3.0%
Alamos Gold, Inc.	93,026	663,275
Goldcorp, Inc.	133,520	2,472,790
Medusa Mining, Ltd.†(1)	1,527,573	812,887
New Gold, Inc.†	498,424	2,143,223

		6,092,175

Machinery-Construction & Mining — 3.3%
Caterpillar, Inc.	49,328	4,514,992
Komatsu, Ltd.(1)	98,500	2,183,699

		6,698,691

Metal-Copper — 2.0%
First Quantum Minerals, Ltd.	293,587	4,172,079

Metal-Diversified — 8.9%
Boliden AB(1)	302,320	4,816,883
MMG, Ltd.(1)	6,440,000	1,986,044
Rio Tinto PLC(1)	192,252	8,857,542
Vedanta Resources PLC(1)	278,464	2,458,941

		18,119,410

Metal-Iron — 1.6%
Fortescue Metals Group, Ltd.(1)	1,496,197	3,297,151

Oil Companies-Exploration & Production — 21.9%
Anadarko Petroleum Corp.	20,871	1,721,857
Apache Corp.	65,064	4,077,561
Beach Energy, Ltd.(1)	3,155,084	2,699,498
BG Group PLC(1)	733,196	9,759,375
Cabot Oil & Gas Corp.	35,701	1,057,107
Canadian Natural Resources, Ltd.	76,800	2,374,467
Cimarex Energy Co.	14,295	1,515,270
Cobalt International Energy, Inc.†	162,817	1,447,443
ConocoPhillips	94,492	6,525,618
DNO ASA†(1)	386,095	821,639
Energen Corp.	32,718	2,086,100
EOG Resources, Inc.	16,680	1,535,728
Oil Search, Ltd.(1)	102,755	663,882
Ophir Energy PLC†(1)	677,631	1,471,357
Pioneer Natural Resources Co.	8,134	1,210,746
Santos, Ltd.(1)	222,763	1,505,050
Tullow Oil PLC(1)	339,370	2,147,284
Whiting Petroleum Corp.†	63,834	2,106,522

		44,726,504

Oil Companies-Integrated — 22.2%
BP PLC(1)	329,353	2,091,306

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Chevron Corp.	64,060	$7,186,251
Eni SpA(1)	180,712	3,156,173
Exxon Mobil Corp.	135,689	12,544,448
Galp Energia SGPS SA(1)	196,445	1,987,422
Imperial Oil, Ltd.	114,074	4,908,604
Royal Dutch Shell PLC, Class A(1)	320,861	10,635,418
Statoil ASA(1)	162,801	2,852,995

		45,362,617

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	39,153	1,955,692

Oil-Field Services — 5.9%
Baker Hughes, Inc.	33,185	1,860,683
Halliburton Co.	85,764	3,373,098
Schlumberger, Ltd.	50,439	4,307,995
Technip SA(1)	41,005	2,448,559

		11,990,335

Pipelines — 3.3%
Enbridge, Inc.	41,832	2,150,583
Kinder Morgan, Inc.	109,682	4,640,645

		6,791,228

Recycling — 1.8%
Umicore SA(1)	90,261	3,635,452

Rubber & Vinyl — 1.1%
JSR Corp.(1)	128,600	2,208,296

Steel-Producers — 1.7%
Nippon Steel & Sumitomo Metal Corp.(1)...	1,428,000	3,543,888

Total Common Stocks (cost $224,583,426)		183,696,275

PREFERRED SECURITIES — 0.3%
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR (cost $1,267,071)	93,386	707,866

Total Long-Term Investment Securities (cost $225,850,497)		184,404,141

REPURCHASE AGREEMENTS — 3.7%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,320,000	1,320,000
Barclays Capital PLC Joint Repurchase Agreement(2)	1,700,000	1,700,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,695,000	1,695,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,045,000	1,045,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	1,695,000	1,695,000

Total Repurchase Agreements (cost $7,455,000)		7,455,000

TOTAL INVESTMENTS (cost $233,305,497)(3)	93.9%	191,859,141
Other assets less liabilities	6.1	12,462,606

NET ASSETS	100.0%	$204,321,747

†	Non-income producing security

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

(1)	Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $87,844,244 representing 43.0 % of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agricultural Chemicals	$4,203,041	$—	$—	$4,203,041
Chemicals-Diversified	2,594,545	—	—	2,594,545
Electronic Components-Semiconductors	2,124,907	—	—	2,124,907
Engineering/R&D Services	4,376,761	—	—	4,376,761
Gold Mining	5,279,288	812,887	—	6,092,175
Machinery-Construction & Mining	4,514,992	2,183,699	—	6,698,691
Metal-Copper	4,172,079	—	—	4,172,079
Oil Companies-Exploration & Production	25,658,419	19,068,085	—	44,726,504
Oil Companies-Integrated	24,639,303	20,723,314	—	45,362,617
Oil Field Machinery & Equipment	1,955,692	—	—	1,955,692
Oil-Field Services	9,541,776	2,448,559	—	11,990,335
Pipelines	6,791,228	—	—	6,791,228
Other Industries	—	42,607,700	—	42,607,700
Preferred Securities	707,866	—	—	707,866
Repurchase Agreements	—	7,455,000	—	7,455,000

Total Investments at Value	$96,559,897	$95,299,244	$—	$191,859,141

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $49,252,085 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

50

Anchor Series Trust Multi-Asset Portfolio+

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	17.7%
Repurchase Agreements	8.9
Federal National Mtg. Assoc.	5.2
United States Treasury Bonds	3.4
Federal Home Loan Mtg. Corp.	3.3
Medical-Drugs	3.1
Diversified Banking Institutions	3.0
Computers	2.6
Applications Software	2.6
Government National Mtg. Assoc.	2.3
Banks-Super Regional	2.3
Medical-Biomedical/Gene	2.2
Commercial Services-Finance	2.2
Oil Companies-Integrated	2.2
Retail-Drug Store	2.2
Retail-Discount	1.9
Multimedia	1.7
Computer Services	1.7
Medical-HMO	1.6
Electric-Integrated	1.5
Cosmetics & Toiletries	1.5
Retail-Apparel/Shoe	1.5
Diversified Manufacturing Operations	1.4
Investment Management/Advisor Services	1.4
Oil Companies-Exploration & Production	1.4
Electronic Components-Semiconductors	1.2
Retail-Building Products	1.2
Insurance-Multi-line	1.2
Beverages-Non-alcoholic	1.2
Medical-Generic Drugs	1.1
Retail-Restaurants	0.9
E-Commerce/Services	0.9
Food-Misc./Diversified	0.9
Medical-Wholesale Drug Distribution	0.9
Real Estate Investment Trusts	0.9
Apparel Manufacturers	0.8
Exchange-Traded Funds	0.8
Insurance Brokers	0.8
Instruments-Controls	0.8
Coatings/Paint	0.8
Semiconductor Components-Integrated Circuits	0.8
Tobacco	0.7
Networking Products	0.7
Telephone-Integrated	0.7
Chemicals-Diversified	0.7
Containers-Metal/Glass	0.7
Insurance-Life/Health	0.6
Oil-Field Services	0.6
Web Portals/ISP	0.6
Computer Software	0.6
Medical Products	0.5
Rental Auto/Equipment	0.5
Publishing-Periodicals	0.5
Medical Information Systems	0.5
Computers-Integrated Systems	0.5
Airlines	0.5
Electric Products-Misc.	0.5
Human Resources	0.5
Aerospace/Defense	0.4
Insurance-Mutual	0.4
Consulting Services	0.4
Entertainment Software	0.4

Transactional Software	0.4
Transport-Services	0.3
Insurance-Property/Casualty	0.3
Machinery-General Industrial	0.3
Agricultural Operations	0.3
Banks-Commercial	0.2
Steel-Producers	0.2
Auto-Cars/Light Trucks	0.2
Finance-Credit Card	0.1

107.8%

*	Calculated as a percentage of net assets
+	See Note 12

51

Anchor Series Trust Multi-Asset Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.6%
Aerospace/Defense — 0.4%
TransDigm Group, Inc.	500	$98,175

Apparel Manufacturers — 0.8%
Ralph Lauren Corp.	1,020	188,863

Applications Software — 2.6%
Intuit, Inc.	1,820	167,786
Microsoft Corp.	6,740	313,073
salesforce.com, Inc.†	1,610	95,489

		576,348

Banks-Commercial — 0.2%
Zions Bancorporation	1,810	51,603

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	2,210	201,618
Wells Fargo & Co.	5,490	300,962

		502,580

Beverages-Non-alcoholic — 1.2%
Monster Beverage Corp.†	2,415	261,665

Chemicals-Diversified — 0.7%
Dow Chemical Co.	3,250	148,232

Coatings/Paint — 0.8%
Sherwin-Williams Co.	670	176,237

Commercial Services-Finance — 2.2%
Automatic Data Processing, Inc.	2,250	187,582
Equifax, Inc.	1,790	144,757
MasterCard, Inc., Class A	1,810	155,950

		488,289

Computer Services — 1.7%
Accenture PLC, Class A	1,820	162,544
Cognizant Technology Solutions Corp., Class A†	1,994	105,004
Genpact, Ltd.†	5,690	107,712

		375,260

Computer Software — 0.6%
Akamai Technologies, Inc.†	1,960	123,402

Computers — 2.6%
Apple, Inc.	5,270	581,703

Computers-Integrated Systems — 0.5%
Jack Henry & Associates, Inc.	1,765	109,677

Consulting Services — 0.4%
Verisk Analytics, Inc., Class A†	1,450	92,873

Containers-Metal/Glass — 0.7%
Crown Holdings, Inc.†	2,870	146,083

Cosmetics & Toiletries — 1.5%
Coty, Inc., Class A	7,300	150,818
Estee Lauder Cos., Inc., Class A	2,530	192,786

		343,604

Diversified Banking Institutions — 2.3%
Citigroup, Inc.	3,475	188,032
JPMorgan Chase & Co.	5,185	324,478

		512,510

Diversified Manufacturing Operations — 1.4%
Dover Corp.	621	44,538
Eaton Corp. PLC	1,510	102,620

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Illinois Tool Works, Inc.	1,710	$161,937

		309,095

E-Commerce/Services — 0.9%
Priceline Group, Inc.†	180	205,238

Electric Products-Misc. — 0.5%
AMETEK, Inc.	1,960	103,155

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	2,290	139,049
NextEra Energy, Inc.	1,020	108,416
Pinnacle West Capital Corp.	730	49,866

		297,331

Electronic Components-Semiconductors — 1.2%
Freescale Semiconductor, Ltd.†	402	10,142
Intel Corp.	4,880	177,095
Micron Technology, Inc.†	2,480	86,825

		274,062

Entertainment Software — 0.4%
Activision Blizzard, Inc.	4,210	84,832

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	5,500	199,787

Human Resources — 0.5%
Team Health Holdings, Inc.†	1,750	100,677

Instruments-Controls — 0.8%
Honeywell International, Inc.	1,770	176,858

Insurance Brokers — 0.8%
Aon PLC	1,870	177,332

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	1,600	144,736

Insurance-Multi-line — 1.2%
ACE, Ltd.	1,040	119,475
Hartford Financial Services Group, Inc.	2,230	92,969
MetLife, Inc.	940	50,844

		263,288

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	1,410	186,473
BlackRock, Inc.	320	114,419

		300,892

Machinery-General Industrial — 0.3%
Middleby Corp.†	730	72,343

Medical Information Systems — 0.5%
Cerner Corp.†	1,800	116,388

Medical Products — 0.5%
Zimmer Holdings, Inc.	1,060	120,225

Medical-Biomedical/Gene — 2.2%
Celgene Corp.†	960	107,386
Gilead Sciences, Inc.†	1,480	139,505
Regeneron Pharmaceuticals, Inc.†	310	127,177
Vertex Pharmaceuticals, Inc.†	1,050	124,740

		498,808

Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	4,370	257,961
Eli Lilly & Co.	2,380	164,196

52

Anchor Series Trust Multi-Asset Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	4,910	$278,839

		700,996

Medical-Generic Drugs — 1.1%
Actavis PLC†	910	234,243

Medical-HMO — 1.6%
Aetna, Inc.	1,610	143,016
UnitedHealth Group, Inc.	2,070	209,257

		352,273

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	955	198,239

Multimedia — 1.6%
Time Warner, Inc.	1,970	168,277
Twenty-First Century Fox, Inc., Class A	4,940	189,721

		357,998

Networking Products — 0.7%
Cisco Systems, Inc.	5,766	160,381

Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	1,595	131,588
EOG Resources, Inc.	1,240	114,167
Southwestern Energy Co.†	2,025	55,262

		301,017

Oil Companies-Integrated — 2.2%
Chevron Corp.	1,925	215,946
Exxon Mobil Corp.	1,970	182,127
Phillips 66	1,220	87,474

		485,547

Oil-Field Services — 0.6%
Baker Hughes, Inc.	770	43,174
Halliburton Co.	2,550	100,291

		143,465

Publishing-Periodicals — 0.5%
Nielsen NV	2,660	118,982

Real Estate Investment Trusts — 0.4%
American Capital Agency Corp.	3,800	82,954

Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	4,790	119,463

Retail-Apparel/Shoe — 1.5%
PVH Corp.	1,430	183,283
Ross Stores, Inc.	1,670	157,414

		340,697

Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	3,975	273,480

Retail-Discount — 1.9%
Costco Wholesale Corp.	1,480	209,790
Dollar Tree, Inc.†	2,970	209,029

		418,819

Retail-Drug Store — 2.2%
CVS Health Corp.	3,105	299,043
Walgreens Boots Alliance, Inc.	2,385	181,737

		480,780

Retail-Restaurants — 0.9%
Starbucks Corp.	2,530	207,586

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	2,370	$176,162

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	790	48,403

Telephone-Integrated — 0.7%
AT&T, Inc.	4,620	155,186

Tobacco — 0.7%
Altria Group, Inc.	3,285	161,852

Transactional Software — 0.4%
Solera Holdings, Inc.	1,560	79,841

Web Portals/ISP — 0.6%
Google, Inc., Class C†	263	138,443

Total Common Stocks (cost $12,183,349)		13,958,958

EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P 500 ETF Trust (cost $176,763)	870	178,785

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. 7.88% due 10/15/2026*	$75,000	94,515

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	50,000	74,525

Total Preferred Securities/Capital Securities (cost $133,469)		169,040

U.S. CORPORATE BONDS & NOTES — 2.9%
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	58,287

Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	24,768	27,183
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	54,023
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	22,021	25,269

		106,475

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	38,237

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	45,729
Morgan Stanley Senior Notes 5.45% due 01/09/2017	100,000	107,371

		153,100

53

Anchor Series Trust Multi-Asset Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	$35,000	$37,834
Duke Energy Carolinas LLC 1st Mtg. Bonds 5.25% due 01/15/2018	10,000	11,075

		48,909

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,049

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,366

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	32,629

Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	26,372
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,367
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	42,126
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,206
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,669

		113,740

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	64,954	75,996

Total U.S. Corporate Bonds & Notes (cost $566,503)		641,788

U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. — 3.3%
4.00% due January TBA	300,000	319,781
4.50% due 02/01/2039	170,792	185,205
5.50% due January TBA	200,000	223,422

		728,408

Federal National Mtg. Assoc. — 5.2%
3.50% due January TBA	50,000	52,121
4.50% due January TBA	900,000	976,922
5.00% due 03/01/2019	59,264	63,418
5.00% due 04/01/2019	16,403	17,568
6.00% due 06/01/2040	49,355	56,045

		1,166,074

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 2.3%
5.00% due 11/15/2034	$47,971	$53,102
5.00% due 11/15/2035	36,737	40,472
6.00% due January TBA	200,000	226,000
6.50% due 09/15/2023	3,403	3,883
6.50% due 10/15/2023	490	559
6.50% due 11/15/2023	29,610	33,788
6.50% due 12/15/2023	48,993	55,905
6.50% due 09/15/2028	3,269	3,730
6.50% due 11/15/2028	12,250	13,979
6.50% due 10/15/2031	1,083	1,236
6.50% due 02/15/2035	31,717	36,884
7.00% due 01/15/2033	5,276	6,267
7.00% due 05/15/2033	31,362	36,878

		512,683

Total U.S. Government Agencies (cost $2,350,245)		2,407,165

U.S. GOVERNMENT TREASURIES — 21.1%
United States Treasury Bonds — 3.4%
2.88% due 05/15/2043	310,000	317,071
3.38% due 05/15/2044	65,000	73,176
3.63% due 02/15/2044	20,000	23,536
4.38% due 11/15/2039	40,000	52,450
4.63% due 02/15/2040	210,000	285,469

		751,702

United States Treasury Notes — 17.7%
0.25% due 11/30/2015	335,000	335,000
0.50% due 07/31/2016	50,000	50,023
1.00% due 09/15/2017	350,000	350,191
1.00% due 05/31/2018	500,000	495,156
1.25% due 10/31/2015	200,000	201,609
1.25% due 11/30/2018	175,000	173,770
1.38% due 09/30/2018	170,000	169,841
1.50% due 01/31/2019	120,000	120,047
1.63% due 07/31/2019	300,000	300,469
1.63% due 08/15/2022	405,000	393,926
1.63% due 11/15/2022	70,000	67,906
1.75% due 09/30/2019	210,000	211,230
1.75% due 05/15/2023	30,000	29,210
2.38% due 08/15/2024	60,000	61,111
2.75% due 11/15/2023	105,000	110,537
2.75% due 02/15/2024	345,000	363,032
3.88% due 05/15/2018	300,000	326,156
4.63% due 02/15/2017	175,000	189,328

		3,948,542

Total U.S. Government Treasuries (cost $4,507,989)		4,700,244

Total Long-Term Investment Securities (cost $19,918,318)		22,055,980

54

Anchor Series Trust Multi-Asset Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 8.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$350,000	$350,000
Barclays Capital PLC Joint Repurchase Agreement(1)	460,000	460,000
BNP Paribas SA Joint Repurchase Agreement(1)	450,000	450,000
Deutsche Bank AG Joint Repurchase Agreement(1)	275,000	275,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	450,000	450,000

Total Repurchase Agreements (cost $1,985,000)		1,985,000

TOTAL INVESTMENTS (cost $21,903,318)(2)	107.8%	24,040,980
Liabilities in excess of other assets	(7.8)	(1,747,459)

NET ASSETS	100.0%	$22,293,521

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $152,802 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 12
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
6	Short	S&P 500 E-Mini Index	March 2015	$604,960	$615,720	$(10,760)
2	Short	U.S. Treasury 10 Year Note	March 2015	253,527	253,594	(67)

						$(10,827)

55

Anchor Series Trust Multi-Asset Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,958,958	$—	$—	$13,958,958
Exchange-Traded Funds	178,785	—	—	178,785
Preferred Securities/Capital Securities	—	169,040	—	169,040
U.S. Corporate Bonds & Notes:
Airlines	—	54,023	52,452	106,475
Transport-Services	—	—	75,996	75,996
Other Industries	—	459,317	—	459,317
U.S. Government Agencies	—	2,407,165	—	2,407,165
U.S. Government Treasuries	—	4,700,244	—	4,700,244
Repurchase Agreements	—	1,985,000	—	1,985,000

Total Investments at Value	$14,137,743	$9,774,789	$128,448	$24,040,980

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$10,827	$—	$—	$10,827

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2014 — (unaudited)

Industry Allocation*

Sovereign	29.3%
Medical-Drugs	6.3
Banks-Commercial	4.3
Medical-Biomedical/Gene	3.6
Investment Management/Advisor Services	2.4
Applications Software	2.3
Beverages-Non-alcoholic	1.9
Advertising Agencies	1.7
Repurchase Agreements	1.6
E-Commerce/Products	1.5
Brewery	1.5
United States Treasury Notes	1.4
Real Estate Management/Services	1.4
Electronic Components-Semiconductors	1.4
Oil Companies-Integrated	1.3
Aerospace/Defense	1.3
Industrial Gases	1.2
Diversified Banking Institutions	1.2
Web Portals/ISP	1.2
Building Products-Cement	1.1
Metal Processors & Fabrication	1.1
Insurance-Multi-line	1.0
Multimedia	1.0
Computers	0.9
Computers-Memory Devices	0.9
Pipelines	0.9
Networking Products	0.9
Auto/Truck Parts & Equipment-Original	0.9
Diversified Financial Services	0.8
Oil Companies-Exploration & Production	0.8
Transport-Rail	0.8
Commercial Services-Finance	0.8
Real Estate Operations & Development	0.8
Apparel Manufacturers	0.8
Medical-Wholesale Drug Distribution	0.7
Hotels/Motels	0.7
Medical-HMO	0.7
Semiconductor Components-Integrated Circuits	0.7
Food-Retail	0.7
Insurance-Property/Casualty	0.7
Finance-Other Services	0.7
Medical Products	0.7
United States Treasury Bonds	0.7
Food-Misc./Diversified	0.6
Publishing-Periodicals	0.6
Telephone-Integrated	0.6
Retail-Apparel/Shoe	0.6
Machinery-Electrical	0.6
Motorcycle/Motor Scooter	0.6
Electric Products-Misc.	0.6
Appliances	0.6
Building-Residential/Commercial	0.5
Auto-Cars/Light Trucks	0.5
Computer Services	0.5
Insurance-Life/Health	0.5
Medical Instruments	0.5
Airlines	0.5
Human Resources	0.5
Electric-Integrated	0.5
Medical-Hospitals	0.4
Cosmetics & Toiletries	0.4
Retail-Auto Parts	0.4

Chemicals-Specialty	0.4%
Internet Content-Information/News	0.3
Semiconductor Equipment	0.3
Diversified Operations	0.3
Transactional Software	0.3
E-Commerce/Services	0.3
Rubber-Tires	0.3
Gas-Distribution	0.2
Medical-Generic Drugs	0.2

99.2%

*	Calculated as a percentage of net assets

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 66.2%
Advertising Agencies — 1.7%
Alliance Data Systems Corp.†	475	$135,874
WPP PLC(1)	10,286	213,395

		349,269

Aerospace/Defense — 1.3%
Raytheon Co.	1,620	175,236
Teledyne Technologies, Inc.†	899	92,363

		267,599

Airlines — 0.5%
American Airlines Group, Inc.	539	28,907
International Consolidated Airlines Group SA†(1)	10,120	75,628

		104,535

Apparel Manufacturers — 0.8%
VF Corp.	2,130	159,537

Appliances — 0.6%
Electrolux AB, Series B(1)	4,014	117,776

Applications Software — 2.3%
Microsoft Corp.	7,510	348,839
salesforce.com, Inc.†	2,205	130,779

		479,618

Auto-Cars/Light Trucks — 0.5%
Isuzu Motors, Ltd.(1)	9,057	110,501

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC	1,230	89,446
WABCO Holdings, Inc.†	904	94,721

		184,167

Banks-Commercial — 4.3%
Alpha Bank AE†(1)	116,657	65,988
Banca Generali SpA(1)	2,740	76,057
CaixaBank SA(1)	15,595	81,003
China Construction Bank Corp., Class H(1)	120,000	97,359
FinecoBank Banca Fineco SpA†(1)	13,441	75,494
ICICI Bank, Ltd. ADR	16,510	190,691
ING Groep NV CVA†(1)	19,127	247,649
Turkiye Garanti Bankasi AS(1)	17,845	71,504

		905,745

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	4,930	208,145
Monster Beverage Corp.†	1,750	189,612

		397,757

Brewery — 1.5%
Anheuser-Busch InBev NV(1)	2,739	308,230

Building Products-Cement — 1.1%
CRH PLC(1)	3,861	91,706
Vulcan Materials Co.	2,275	149,536

		241,242

Building-Residential/Commercial — 0.5%
Daiwa House Industry Co., Ltd.(1)	5,845	110,679

Chemicals-Specialty — 0.4%
Brenntag AG(1)	1,299	73,094

Commercial Services-Finance — 0.8%
Equifax, Inc.	1,995	161,336

Security Description	Shares	Value (Note 2)

Computer Services — 0.5%
Accenture PLC, Class A	1,200	$107,172

Computers — 0.9%
Apple, Inc.	1,800	198,684

Computers-Memory Devices — 0.9%
Western Digital Corp.	1,770	195,939

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	1,202	91,592

Diversified Banking Institutions — 1.2%
Citigroup, Inc.	2,300	124,453
Mitsubishi UFJ Financial Group, Inc.(1)	23,665	129,711

		254,164

Diversified Financial Services — 0.8%
Julius Baer Group, Ltd.(1)	3,869	176,562

Diversified Operations — 0.3%
Restaurant Brands International, Inc.†	1,633	63,957

E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd. ADR†	1,419	147,491
Amazon.com, Inc.†	375	116,381
Rakuten, Inc.(1)	4,015	55,899

		319,771

E-Commerce/Services — 0.3%
Priceline Group, Inc.†	52	59,291

Electric Products-Misc. — 0.6%
Legrand SA(1)	2,353	123,177

Electric-Integrated — 0.5%
Edison International	1,520	99,530

Electronic Components-Semiconductors — 1.4%
Intel Corp.	4,310	156,410
SK Hynix, Inc.†(1)	3,278	141,148

		297,558

Finance-Other Services — 0.7%
Hong Kong Exchanges and Clearing, Ltd.(1)	6,600	145,191

Food-Misc./Diversified — 0.6%
Mondelez International, Inc., Class A	3,545	128,772

Food-Retail — 0.7%
Seven & I Holdings Co., Ltd.(1)	4,050	146,086

Gas-Distribution — 0.2%
ENN Energy Holdings, Ltd.(1)	8,000	45,241

Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.†	5,800	151,322

Human Resources — 0.5%
Robert Half International, Inc.	1,710	99,830

Industrial Gases — 1.2%
Air Liquide SA(1)	2,116	261,090

Insurance-Life/Health — 0.5%
Lincoln National Corp.	1,845	106,401

Insurance-Multi-line — 1.0%
Assicurazioni Generali SpA(1)	8,525	174,212
BB Seguridade Participacoes SA(1)	3,600	43,215

		217,427

Insurance-Property/Casualty — 0.7%
PICC Property & Casualty Co., Ltd.†(1)	30,000	58,046

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Tokio Marine Holdings, Inc.(1)	2,700	$87,682

		145,728

Internet Content-Information/News — 0.3%
M3, Inc.†(1)	4,200	69,842

Investment Management/Advisor Services — 2.4%
BlackRock, Inc.	1,023	365,784
Legg Mason, Inc.	1,670	89,128
WisdomTree Investments, Inc.	3,770	59,095

		514,007

Machinery-Electrical — 0.6%
Hitachi, Ltd.(1)	17,000	124,393

Medical Instruments — 0.5%
Olympus Corp.†(1)	3,005	105,884

Medical Products — 0.7%
Becton Dickinson and Co.	1,020	141,943

Medical-Biomedical/Gene — 3.6%
Amgen, Inc.	875	139,379
Biogen Idec, Inc.†	260	88,257
Celgene Corp.†	1,750	195,755
NPS Pharmaceuticals, Inc.†	1,070	38,274
Regeneron Pharmaceuticals, Inc.†	467	191,586
Vertex Pharmaceuticals, Inc.†	870	103,356

		756,607

Medical-Drugs — 6.3%
Alkermes PLC†	2,341	137,089
AstraZeneca PLC(1)	4,561	320,847
Bristol-Myers Squibb Co.	6,469	381,865
Eli Lilly & Co.	2,485	171,440
Merck & Co., Inc.	2,996	170,143
Takeda Pharmaceutical Co., Ltd.(1)	1,565	64,941
Zoetis, Inc.	2,050	88,211

		1,334,536

Medical-Generic Drugs — 0.2%
Actavis PLC†	170	43,760

Medical-HMO — 0.7%
Aetna, Inc.	1,685	149,679

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	1,260	92,471

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	734	152,364

Metal Processors & Fabrication — 1.1%
Assa Abloy AB, Class B(1)	2,444	129,158
SKF AB, Class B(1)	4,892	102,913

		232,071

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	1,881	123,977

Multimedia — 1.0%
Markit Ltd†	3,040	80,347
Twenty-First Century Fox, Inc., Class A	3,220	123,664

		204,011

Networking Products — 0.9%
Cisco Systems, Inc.	6,680	185,804

Security Description		Shares/ Principal Amount(2)	Value (Note 2)

Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.		2,050	$169,125

Oil Companies-Integrated — 1.3%
Imperial Oil, Ltd.		3,830	164,996
Marathon Oil Corp.		580	16,408
Petroleo Brasileiro SA ADR		7,530	54,969
Phillips 66		660	47,322

			283,695

Pipelines — 0.9%
TransCanada Corp.		3,885	190,940

Publishing-Periodicals — 0.6%
Nielsen NV		2,852	127,570

Real Estate Management/Services — 1.4%
CBRE Group, Inc., Class A†		3,220	110,285
Deutsche Annington Immobilien SE(1)		5,508	187,357

			297,642

Real Estate Operations & Development — 0.8%
Mitsui Fudosan Co., Ltd.(1)		5,980	160,835

Retail-Apparel/Shoe — 0.6%
L Brands, Inc.		1,440	124,632

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.		500	79,640

Rubber-Tires — 0.3%
Continental AG(1)		273	57,972

Semiconductor Components-Integrated Circuits — 0.7%
NXP Semiconductor NV†		1,949	148,904

Semiconductor Equipment — 0.3%
Applied Materials, Inc.		2,637	65,714

Telephone-Integrated — 0.6%
Koninklijke KPN NV(1)		40,353	127,224

Transactional Software — 0.3%
Solera Holdings, Inc.		1,235	63,207

Transport-Rail — 0.8%
Norfolk Southern Corp.		1,520	166,607

Web Portals/ISP — 1.2%
Baidu, Inc. ADR†		219	49,925
Google, Inc., Class C†		379	199,506

			249,431

Total Common Stocks (cost $12,552,059)			13,950,057

FOREIGN GOVERNMENT OBLIGATIONS — 29.3%
Sovereign — 29.3%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	155,000	126,586
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	25,053
Commonwealth of Australia Senior Notes 4.50% due 04/21/2033	AUD	20,000	19,245

Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	24,237

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	$35,882
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	165,698
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	123,315
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	55,000	72,568
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	27,885
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	5,000	9,836
Government of Canada Bonds 1.25% due 02/01/2016	CAD	100,000	86,301
Government of Canada Bonds 1.50% due 06/01/2023	CAD	25,000	21,190
Government of Canada Bonds 1.75% due 09/01/2019	CAD	195,000	170,931
Government of Canada Bonds 2.50% due 06/01/2024	CAD	60,000	54,805
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	28,541
Government of Canada Bonds 5.75% due 06/01/2033	CAD	105,000	138,217
Government of France Bonds 2.50% due 05/25/2030	EUR	5,000	6,970
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	57,400
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	13,750,000	120,413
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	450,000	4,172
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	4,050,000	38,050
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	3,350,000	31,621
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	71,520
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	19,751

Security Description		Principal Amount(2)	Value (Note 2)

Sovereign (continued)
Government of Poland Bonds 4.75% due 10/25/2016	PLN	295,000	$87,642
Government of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	141,792
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,447
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	29,018
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,040,000	182,757
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	20,162
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	320,000	57,945
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	530,000	102,313
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	550,000	148,322
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,820
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	1,280,000	179,228
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	74,282
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	150,000	21,729
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	1,385,000	213,689
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	13,522
Kingdom of Spain Senior Notes 4.70% due 07/30/2041	EUR	10,000	16,198
Kingdom of Spain Senior Notes 5.85% due 01/31/2022	EUR	10,000	15,944
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,315,000	178,590
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	71,717
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	54,706
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,465,000	220,154

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	$22,419
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,526
Republic of France Bonds 1.00% due 05/25/2019	EUR	30,000	37,703
Republic of France Bonds 1.75% due 11/25/2024	EUR	25,000	32,901
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	15,857
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	26,403
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,996
Republic of Italy Notes 3.50% due 03/01/2030*	EUR	20,000	27,036
Republic of Italy Senior Notes 3.75% due 05/01/2021	EUR	20,000	27,778
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	20,000	28,240
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,836
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	77,488
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	55,000	17,493
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	430,000	139,825
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	131,177
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	121,277
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	21,967
Republic of Singapore Senior Notes 3.00% due 09/01/2024	SGD	40,000	32,100
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	430,000	346,719
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	775,000	51,953
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,160,000	78,053

Security Description		Principal Amount(2)	Value (Note 2)

Sovereign (continued)
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,295,000	$189,905
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	570,000	49,029
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	905,000	75,909
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	56,620
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	15,000	23,580
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	135,000	215,808
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	35,000	55,470
United Kingdom Gilt Treasury Bonds 2.75% due 09/07/2024	GBP	75,000	127,181
United Kingdom Gilt Treasury Notes 3.25% due 01/22/2044	GBP	35,000	62,934
United Kingdom Gilt Treasury Notes 3.50% due 01/22/2045	GBP	5,000	9,402
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	40,763
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	63,137
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	77,723
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	201,817
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	216,038
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	42,469
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	33,309
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	13,183
United Mexican States Bonds 10.00% due 12/05/2024	MXN	251,500	22,327
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	10,588

Total Foreign Government Obligations (cost $6,519,030)			6,176,103

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Security Description	Principal Amount(2)	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 2.1%
United States Treasury Bonds — 0.7%
2.88% due 05/15/2043	$10,000	$10,228
3.63% due 02/15/2044	35,000	41,188
4.50% due 02/15/2036	60,000	80,030

		131,446

United States Treasury Notes — 1.4%
0.88% due 12/31/2016	140,000	140,525
1.00% due 09/30/2019	120,000	116,700
2.50% due 05/15/2024	40,000	41,206

		298,431

Total U.S. Government Treasuries (cost $421,970)		429,877

Total Long-Term Investment Securities (cost $19,493,059)		20,556,037

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	55,000	55,000
Barclays Capital PLC Joint Repurchase Agreement(3)	85,000	85,000
BNP Paribas SA Joint Repurchase Agreement(3)	75,000	75,000
Deutsche Bank AG Joint Repurchase Agreement(3)	45,000	45,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	75,000	75,000

Total Repurchase Agreements (cost $335,000)		335,000

TOTAL INVESTMENTS (cost $19,828,059)(4)	99.2%	20,891,037
Other assets less liabilities	0.8	175,744

NET ASSETS	100.0%	$21,066,781

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $114,102 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $4,854,689 representing 23.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
2	Short	Euro-Bund	March 2015	$370,450	$377,221	$(6,771)
3	Short	U.S. Treasury 10 Year Note	March 2015	378,328	380,390	(2,062)

						$(8,833)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	20,000	USD	16,429	01/16/2015	$114	$—
	CHF	6,000	USD	6,139	01/16/2015	103	—
	EUR	281,000	USD	348,834	01/16/2015	8,770	—
	HKD	1,955,000	USD	252,038	01/16/2015	—	(66)
	INR	3,520,000	USD	56,374	01/16/2015	762	—
	JPY	1,200,000	USD	9,874	01/16/2015	—	(145)
	PLN	1,792,000	USD	528,668	01/16/2015	22,789	—
	SGD	656,000	USD	503,230	01/16/2015	8,150	—
	USD	3,358	AUD	4,000	01/16/2015	—	(95)
	USD	12,154	CAD	14,000	01/16/2015	—	(107)
	USD	29,767	ILS	115,000	01/16/2015	—	(284)
	USD	2,674	JPY	320,000	01/16/2015	—	(2)
	USD	9,978	KRW	11,180,000	01/16/2015	206	—
	USD	2,659	SEK	20,000	01/16/2015	—	(94)
	USD	153,424	SGD	200,000	01/16/2015	—	(2,485)
	USD	93,412	ZAR	1,035,000	01/16/2015	—	(4,097)
	ZAR	6,040,000	USD	545,131	01/16/2015	23,906	—

						64,800	(7,375)

Barclays Bank PLC	EUR	5,000	USD	6,269	01/16/2015	218	—
	JPY	1,000,000	USD	8,360	01/16/2015	10	—
	USD	43,079	CAD	50,000	01/16/2015	—	(56)
	USD	7,835	GBP	5,000	01/16/2015	—	(43)
	USD	18,355	KRW	20,520,000	01/16/2015	336	—
	USD	11,529	NZD	15,000	01/16/2015	160	—
	USD	183,876	TWD	5,679,000	01/16/2015	—	(4,213)

						724	(4,312)

BNP Paribas SA	CAD	107,000	USD	95,137	01/16/2015	3,066	—
	JPY	1,300,000	USD	10,764	01/16/2015	—	(90)
	USD	17,249	GBP	11,000	01/16/2015	—	(106)

						3,066	(196)

Citibank N.A.	AUD	4,000	USD	3,439	01/16/2015	176	—
	EUR	5,000	USD	6,164	01/16/2015	113	—
	GBP	488,000	USD	764,389	01/16/2015	3,857	—
	USD	3,528	CAD	4,000	01/16/2015	—	(86)
	USD	217,726	GBP	139,000	01/16/2015	—	(1,100)

						4,146	(1,186)

Commonwealth Bank of Australia	AUD	20,000	USD	16,354	01/16/2015	40	—
	USD	5,462	NZD	7,000	01/16/2015	—	(7)

						40	(7)

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	USD	336,362	CHF	322,000	01/16/2015	$—	$(12,432)
	USD	42,346	GBP	27,000	01/16/2015	—	(267)
	USD	32,584	RUB	1,486,000	01/16/2015	—	(8,063)

						—	(20,762)

Deutsche Bank AG London	AUD	29,000	USD	23,923	01/16/2015	267	—
	CHF	5,000	USD	5,097	01/16/2015	67	—
	EUR	5,000	USD	6,207	01/16/2015	156	—
	JPY	4,209,000	USD	35,269	01/16/2015	127	—
	NOK	324,000	USD	43,618	01/16/2015	159	—
	SEK	209,000	USD	27,220	01/16/2015	409	—
	SGD	43,000	USD	32,519	01/16/2015	67	—
	USD	3,535	CAD	4,000	01/16/2015	—	(93)
	USD	4,251	DKK	26,000	01/16/2015	—	(26)
	USD	12,539	GBP	8,000	01/16/2015	—	(71)

						1,252	(190)

Goldman Sachs International	AUD	10,000	USD	8,464	01/16/2015	306	—
	DKK	3,046,000	USD	513,248	01/16/2015	18,266	—
	JPY	1,000,000	USD	8,357	01/16/2015	7	—
	MXN	155,000	USD	10,607	01/16/2015	108	—
	USD	6,323	GBP	4,000	01/16/2015	—	(89)
	USD	10,198	KRW	11,230,000	01/16/2015	31	—
	USD	4,913	MXN	70,000	01/16/2015	—	(172)
	USD	30,492	NZD	39,000	01/16/2015	—	(100)

						18,718	(361)

HSBC Bank USA	CHF	5,000	USD	5,116	01/16/2015	86	—
	EUR	10,000	USD	12,377	01/16/2015	275	—
	GBP	3,000	USD	4,696	01/16/2015	21	—
	KRW	139,894,000	USD	125,513	01/16/2015	—	(1,912)
	USD	6,216	EUR	5,000	01/16/2015	—	(165)
	USD	59,668	GBP	38,000	01/16/2015	—	(446)
	USD	88,865	KRW	99,035,000	01/16/2015	1,343	—

						1,725	(2,523)

JPMorgan Chase Bank	AUD	60,000	USD	50,176	01/16/2015	1,232	—
	CHF	8,000	USD	8,176	01/16/2015	128	—
	EUR	595,000	USD	738,869	01/16/2015	18,804	—
	JPY	3,850,000	USD	31,716	01/16/2015	—	(429)
	KRW	17,760,000	USD	15,908	01/16/2015	—	(269)
	NZD	15,000	USD	11,442	01/16/2015	—	(248)
	SEK	50,000	USD	6,641	01/16/2015	227	—
	USD	8,593	AUD	10,000	01/16/2015	—	(435)
	USD	45,320	CAD	51,000	01/16/2015	—	(1,436)
	USD	3,057	CHF	3,000	01/16/2015	—	(39)
	USD	37,156	EUR	30,000	01/16/2015	—	(850)
	USD	54,683	GBP	35,000	01/16/2015	—	(137)
	USD	6,771	JPY	800,000	01/16/2015	—	(91)
	USD	22,717	KRW	24,800,000	01/16/2015	—	(128)
	USD	11,567	MXN	170,000	01/16/2015	—	(52)
	USD	59,098	MYR	200,000	01/16/2015	—	(1,982)
	USD	9,924	NOK	70,000	01/16/2015	—	(534)

64

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	33,380	NZD	43,000	01/16/2015	$130	$—
	USD	9,290	SEK	70,000	01/16/2015	—	(310)

						20,521	(6,940)

Morgan Stanley and Co. International PLC	AUD	579,000	USD	497,700	01/16/2015	25,383	—
	CHF	20,000	USD	20,564	01/16/2015	444	—
	GBP	3,000	USD	4,736	01/16/2015	60	—
	MXN	8,565,000	USD	626,732	01/16/2015	46,589	—
	NZD	3,000	USD	2,332	01/16/2015	—	(6)
	USD	384,885	AUD	448,000	01/16/2015	—	(19,431)
	USD	8,780	CAD	10,000	01/16/2015	—	(175)
	USD	5,206	CHF	5,000	01/16/2015	—	(176)
	USD	4,700	GBP	3,000	01/16/2015	—	(25)
	USD	42,064	KRW	47,042,000	01/16/2015	785	—
	USD	8,394	MXN	120,000	01/16/2015	—	(266)
	USD	19,707	NZD	25,000	01/16/2015	—	(225)

						73,261	(20,304)

National Australia Bank, Ltd.	CAD	8,000	USD	7,017	01/16/2015	135	—
	JPY	85,652,000	USD	728,355	01/16/2015	13,217	—
	USD	6,721	AUD	8,000	01/16/2015	—	(195)
	USD	43,063	CAD	50,000	01/16/2015	—	(39)
	USD	69,016	JPY	8,116,000	01/16/2015	—	(1,252)

						13,352	(1,486)

Royal Bank of Canada	CAD	644,000	USD	572,618	01/16/2015	18,471	—
	CHF	2,000	USD	2,039	01/16/2015	27	—
	EUR	33,000	USD	40,353	01/16/2015	416	—
	USD	280,061	HKD	2,172,000	01/16/2015	26	—

						18,940	—

Standard Chartered Bank	USD	4,731	MXN	70,000	01/16/2015	11	—

State Street Bank and Trust Co.	GBP	15,000	USD	23,484	01/16/2015	107	—
	NOK	100,000	USD	13,334	01/16/2015	—	(79)
	SEK	4,053,000	USD	543,494	01/16/2015	23,563	—
	USD	2,685	SEK	20,000	01/16/2015	—	(119)
	ZAR	220,000	USD	19,761	01/16/2015	776	—

						24,446	(198)

UBS AG	BRL	419,000	USD	157,593	01/05/2015	—	(32)
	CHF	23,000	USD	23,782	01/16/2015	644	—
	GBP	5,000	USD	7,897	01/16/2015	104	—
	NOK	3,211,000	USD	472,357	01/16/2015	41,663	—
	SEK	1,540,000	USD	196,311	01/16/2015	—	(1,245)
	USD	162,624	BRL	419,000	01/05/2015	—	(4,998)
	USD	24,912	EUR	20,000	01/16/2015	—	(708)
	USD	4,714	GBP	3,000	01/16/2015	—	(38)
	USD	205,234	JPY	24,700,000	01/16/2015	994	—
	USD	4,910	MXN	70,000	01/16/2015	—	(168)
	USD	77,819	NOK	529,000	01/16/2015	—	(6,864)
	USD	156,254	BRL	419,000	02/03/2015	145	—

						43,550	(14,053)

65

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	DKK	121,000	USD	20,229	01/16/2015	$566	$—
Westpac Banking Corp.	EUR	6,000	USD	7,464	01/16/2015	202	—
	GBP	60,000	USD	93,796	01/16/2015	288	—
	NOK	149,000	USD	21,224	01/16/2015	1,239	—
	NZD	111,000	USD	86,742	01/16/2015	241	—
	PLN	341,000	USD	101,179	01/16/2015	4,915	—
	SEK	69,000	USD	9,255	01/16/2015	404	—
	USD	21,452	ZAR	239,000	01/16/2015	—	(827)

						7,855	(827)

Net Unrealized Appreciation (Depreciation)						$296,407	$(80,720)

AUD	—Australian Dollar	ILS	—Israeli Shekel	PLN	—Polish Zloty
BRL	—Brazilian Real	INR	—Indian Rupee	RUB	—Russian Ruble
CAD	—Canadian Dollar	JPY	—Japanese Yen	SEK	—Swedish Krona
CHF	—Swiss Franc	KRW	—South Korean Won	SGD	—Singapore Dollar
DKK	—Danish Krone	MXN	—Mexican Peso	TWD	—Taiwan Dollar
EUR	—Euro	MYR	—Malaysian Ringgit	USD	—United States Dollar
GBP	—British Pound Sterling	NOK	—Norwegian Krone	ZAR	—South African Rand
HKD	—Hong Kong Dollar	NZD	—New Zealand Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising Agencies	$135,874	$213,395	$—	$349,269
Airlines	28,907	75,628	—	104,535
Appliances	—	117,776	—	117,776
Auto-Cars/Light Trucks	—	110,501	—	110,501
Banks-Commercial	190,691	715,054	—	905,745
Brewery	—	308,230	—	308,230
Building Products-Cement	149,536	91,706	—	241,242
Building-Residential/Commercial	—	110,679	—	110,679
Chemicals-Specialty	—	73,094	—	73,094
Diversified Banking Institutions	124,453	129,711	—	254,164
Diversified Financial Services	—	176,562	—	176,562
E-Commerce/Products	263,872	55,899	—	319,771
Electric Products-Misc.	—	123,177	—	123,177
Electronic Components-Semiconductors	156,410	141,148	—	297,558
Finance-Other Services	—	145,191	—	145,191
Food-Retail	—	146,086	—	146,086
Gas-Distribution	—	45,241	—	45,241
Industrial Gases	—	261,090	—	261,090
Insurance-Multi-line	—	217,427	—	217,427
Insurance-Property/Casualty	—	145,728	—	145,728
Internet Content-Information/News	—	69,842	—	69,842
Machinery-Electrical	—	124,393	—	124,393
Medical Instruments	—	105,884	—	105,884
Medical-Drugs	948,748	385,788	—	1,334,536
Metal Processors & Fabrication	—	232,071	—	232,071
Real Estate Management/Services	110,285	187,357	—	297,642
Real Estate Operations & Development	—	160,835	—	160,835
Rubber-Tires	—	57,972	—	57,972
Telephone-Integrated	—	127,224	—	127,224
Other Industries	6,986,592	—	—	6,986,592

66

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Foreign Government Obligations	$—	$6,176,103	$—	$6,176,103
U.S. Government Treasuries	—	429,877	—	429,877
Repurchase Agreements	—	335,000	—	335,000

Total Investments at Value	$9,095,368	$11,795,669	$—	$20,891,037

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$296,407	$—	$296,407

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$8,833	$—	$—	$8,833
Open Forward Foreign Currency Contracts	—	80,720	—	80,720

Total Other Financial Instruments	$8,833	$80,720	$—	$89,553

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,939,907 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2014

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,669,381,159	$213,200,059
Repurchase agreements (cost approximates value)	49,230,000	5,270,000

Total investments	1,718,611,159	218,470,059

Cash	20	248,626
Foreign cash*	—	—
Due from broker@	—	—
Receivable for:
Fund shares sold	2,535,418	34,624
Dividends and interest	6,548,644	914,941
Investments sold	185,344,705	474,493
Prepaid expenses and other assets	13,465	3,614
Due from investment adviser for expense reimbursements/fee waivers	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—

Total assets	1,913,053,411	220,146,357

LIABILITIES:
Payable for:
Fund shares redeemed	167,002	369,458
Investments purchased	332,342,436	928,628
Investment advisory and management fees	632,223	122,767
Service fees — Class 2	5,629	2,011
Service fees — Class 3	166,594	12,012
Transfer agent fees and expenses	308	222
Trustees' fees and expenses	3,829	747
Other accrued expenses	147,808	68,288
Variation margin on futures contracts	45,125	—
Unrealized depreciation on forward foreign currency contracts	—	—
Forward sales contracts, at value#	179,428,267	—

Total liabilities	512,939,221	1,504,133

Net Assets	$1,400,114,190	$218,642,224

NET ASSETS REPRESENTED BY:
Capital paid-in	1,335,163,978	159,352,381
Accumulated undistributed net investment income (loss)	17,265,149	5,531,806
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	4,434,868	20,741,899
Unrealized appreciation (depreciation) on investments	43,613,423	33,016,251
Unrealized appreciation (depreciation) on futures contracts	(48,578)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(113)
Unrealized appreciation (depreciation) on forward sales contracts	(314,650)	—

NET ASSETS	$1,400,114,190	$218,642,224

Class 1 (unlimited shares authorized):
Net assets	$572,822,560	$146,594,044
Shares of beneficial interest issued and outstanding	37,730,668	8,860,539
Net asset value, offering and redemption price per share	$15.18	$16.54

Class 2 (unlimited shares authorized):
Net assets	$43,986,258	$15,749,684
Shares of beneficial interest issued and outstanding	2,895,536	953,247
Net asset value, offering and redemption price per share	$15.19	$16.52

Class 3 (unlimited shares authorized):
Net assets	$783,305,372	$56,298,496
Shares of beneficial interest issued and outstanding	51,769,812	3,422,717
Net asset value, offering and redemption price per share	$15.13	$16.45

*Cost
Investments (unaffiliated)	$1,625,767,736	$180,183,808

Foreign cash	$—	$—

# Proceeds from forward sales contracts	$179,113,617	$—

@	See Note 2
+	See Note 12

See Notes to Financial Statements

68

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio+	Strategic Multi-Asset Portfolio

$170,002,970	$636,469,106	$1,346,174,773	$184,404,141	$22,055,980	$20,556,037
3,270,000	10,930,000	26,525,000	7,455,000	1,985,000	335,000

173,272,970	647,399,106	1,372,699,773	191,859,141	24,040,980	20,891,037

4,080	14,165	4,859	1,457	4,515	3,837
—	—	22	34	—	822
—	—	—	—	20,798	9,378

181,640	366,852	258,423	12,606,842	—	—
188,503	645,442	321,036	52,118	52,504	76,846
374,557	2,569,192	1,351,199	—	43,168	182,933
3,344	5,703	12,892	6,141	1,177	1,997
—	—	—	—	179,276	20,678
—	—	—	—	6,520	31
—	—	—	—	—	296,407

174,025,094	651,000,460	1,374,648,204	204,525,733	24,348,938	21,483,966

3,270	1,517,784	13,354,404	2,545	27,828	8,125
1,939,824	2,765,266	—	—	1,862,049	247,183
97,763	376,684	822,302	122,289	19,011	18,010
—	3,183	7,318	1,244	—	—
—	25,113	137,648	18,591	27	—
74	314	290	277	74	55
260	2,233	4,630	732	286	204
49,209	81,731	126,419	58,308	145,705	62,232
—	—	—	—	437	656
—	—	—	—	—	80,720
—	—	—	—	—	—

2,090,400	4,772,308	14,453,011	203,986	2,055,417	417,185

$171,934,694	$646,228,152	$1,360,195,193	$204,321,747	$22,293,521	$21,066,781

138,754,804	517,406,947	889,886,087	254,340,448	17,371,561	17,802,235
930,028	3,870,592	(2,882)	2,408,643	164,500	194,037

8,058,006	91,846,129	228,081,998	(10,980,006)	2,630,625	1,805,293
24,191,856	33,104,770	242,231,133	(41,446,356)	2,137,662	1,062,978
—	—	—	—	(10,827)	(8,833)
—	(286)	(1,143)	(982)	—	211,071
—	—	—	—	—	—

$171,934,694	$646,228,152	$1,360,195,193	$204,321,747	$22,293,521	$21,066,781

$171,934,694	$505,595,201	$668,565,438	$95,750,822	$22,166,508	$21,066,781
13,775,638	16,123,783	14,111,966	5,013,721	2,713,378	2,451,032
$12.48	$31.36	$47.38	$19.10	$8.17	$8.60

$—	$24,699,952	$56,609,554	$10,238,090	$—	$—
—	787,614	1,224,102	537,875	—	—
$—	$31.36	$46.25	$19.03	$—	$—

$—	$115,932,999	$635,020,201	$98,332,835	$127,013	$—
—	3,704,000	13,950,912	5,192,010	15,593	—
$—	$31.30	$45.52	$18.94	$8.15	$—

$145,811,114	$603,364,336	$1,103,943,640	$225,850,497	$19,918,318	$19,493,059

$—	$—	$22	$35	$—	$822

$—	$—	$—	$—	$—	$—

69

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2014

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$3,988,053
Interest (unaffiliated)	26,486,294	3,085,323

Total investment income*	26,486,294	7,073,376

EXPENSES:
Investment advisory and management fees	7,171,261	1,485,877
Service fee
Class 2	69,899	25,015
Class 3	1,999,738	140,924
Transfer agent fees and expenses	4,417	2,726
Custodian and accounting fees	210,223	84,401
Reports to shareholders	163,530	27,605
Audit and tax fees	46,037	41,471
Legal fees	37,681	14,147
Trustees' fees and expenses	60,510	10,658
Interest expense	—	—
Other expenses	51,583	25,320

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	9,814,879	1,858,144
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—
Fees paid indirectly (Note 4)	—	(281)

Net expenses	9,814,879	1,857,863

Net investment income (loss)	16,671,415	5,215,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	21,689,152	21,568,323
Net realized gain (loss) on futures contracts and written options contracts	482,344	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(2,546)

Net realized gain (loss) on investments and foreign currencies	22,171,496	21,565,777

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	26,525,118	(10,606,123)
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(48,578)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(231)
Change in unrealized appreciation (depreciation) on forward sales contracts	(370,759)	—

Net unrealized gain (loss) on investments and foreign currencies	26,105,781	(10,606,354)

Net realized and unrealized gain (loss) on investments and foreign currencies	48,277,277	10,959,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,948,692	$16,174,936

* Net of foreign withholding taxes on interest and dividends of	$—	$93,440

+ See Note 12

See Notes to Financial Statements

70

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio+	Strategic Multi-Asset Portfolio

$1,967,499	$8,486,297	$8,200,414	$4,905,224	$232,149	$228,885
1,265	5,704	12,283	2,175	164,009	192,093

1,968,764	8,492,001	8,212,697	4,907,399	396,158	420,978

929,371	4,138,339	9,299,196	1,746,838	223,215	215,595

—	39,031	86,065	19,280	—	—
—	303,510	1,585,131	279,381	302	—
721	3,899	4,046	3,234	618	597
25,403	87,679	153,297	49,072	25,121	59,988
13,620	78,238	167,532	30,188	600	2,248
36,687	36,713	36,979	36,881	40,892	48,372
12,095	21,513	34,451	15,791	172,310	23,206
5,508	26,485	59,811	11,059	1,040	1,013
—	—	1,782	—	—	—
23,693	36,648	35,152	18,812	32,521	15,403

1,047,098	4,772,055	11,463,442	2,210,536	496,619	366,422
—	—	—	—	(250,771)	(61,301)
(170)	(1,905)	(20,195)	(4,356)	(13)	(343)

1,046,928	4,770,150	11,443,247	2,206,180	245,835	304,778

921,836	3,721,851	(3,230,550)	2,701,219	150,323	116,200

8,145,686	122,539,823	233,864,073	9,696,084	3,213,558	1,820,431
—	—	—	—	(69,606)	(30,061)
—	(21,684)	(37,699)	(59,474)	—	440,266

8,145,686	122,518,139	233,826,374	9,636,610	3,143,952	2,230,636

8,781,677	(83,394,901)	(44,170,003)	(55,953,014)	(1,256,317)	(1,515,644)
—	—	—	—	12,040	9,646
—	(286)	(1,143)	(1,119)	—	205,920
—	—	—	—	—	—

8,781,677	(83,395,187)	(44,171,146)	(55,954,133)	(1,244,277)	(1,300,078)

16,927,363	39,122,952	189,655,228	(46,317,523)	1,899,675	930,558

$17,849,199	$42,844,803	$186,424,678	$(43,616,304)	$2,049,998	$1,046,758

$2,006	$65,738	$76,767	$250,284	$1,203	$13,958

71

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the year ended December 31, 2014	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$16,671,415	$14,861,861
Net realized gain (loss) on investments and foreign currencies	22,171,496	(5,813,983)
Net unrealized gain (loss) on investments and foreign currencies	26,105,781	(36,913,455)

Net increase (decrease) in net assets resulting from operations	64,948,692	(27,865,577)

Distributions to shareholders from:
Net investment income — Class 1	(9,837,045)	(9,428,479)
Net investment income — Class 2	(772,053)	(1,166,745)
Net investment income — Class 3	(13,223,007)	(17,206,144)
Net realized gain on securities — Class 1	—	(3,631,121)
Net realized gain on securities — Class 2	—	(486,740)
Net realized gain on securities — Class 3	—	(7,369,966)

Total distributions to shareholders	(23,832,105)	(39,289,195)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	81,491,734	159,721,502

Total increase (decrease) in net assets	122,608,321	92,566,730

NET ASSETS:
Beginning of period	1,277,505,869	1,184,939,139

End of period†	$1,400,114,190	$1,277,505,869

† Includes accumulated undistributed net investment income (loss)	$17,265,149	$21,904,677

* See Note 12

See Notes to Financial Statements

72

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013

$5,215,513	$5,060,446	$921,836	$704,260	$3,721,851	$3,115,645
21,565,777	13,677,739	8,145,686	4,895,112	122,518,139	50,597,270
(10,606,354)	18,454,852	8,781,677	13,771,234	(83,395,187)	86,534,714

16,174,936	37,193,037	17,849,199	19,370,606	42,844,803	140,247,629

(3,615,843)	(4,465,507)	(696,313)	(203,675)	(2,633,069)	(2,618,467)
(359,729)	(462,207)	—	—	(102,689)	(162,804)
(1,244,489)	(1,302,658)	—	—	(366,505)	(655,097)
(4,068,814)	—	(3,542,297)	—	—	—
(434,796)	—	—	—	—	—
(1,536,297)	—	—	—	—	—

(11,259,968)	(6,230,372)	(4,238,610)	(203,675)	(3,102,263)	(3,436,368)

(18,668,496)	(18,396,245)	52,877,750	47,008,552	49,704,192	31,990,725

(13,753,528)	12,566,420	66,488,339	66,175,483	89,446,732	168,801,986

232,395,752	219,829,332	105,446,355	39,270,872	556,781,420	387,979,434

$218,642,224	$232,395,752	$171,934,694	$105,446,355	$646,228,152	$556,781,420

$5,531,806	$5,220,687	$930,028	$704,032	$3,870,592	$3,244,639

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Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio
	For the year ended December 31, 2014	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,230,550)	$(4,075,936)
Net realized gain (loss) on investments and foreign currencies	233,826,374	237,230,499
Net unrealized gain (loss) on investments and foreign currencies	(44,171,146)	125,121,376

Net increase (decrease) in net assets resulting from operations	186,424,678	358,275,939

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	(109,880,909)	(60,620,955)
Net realized gain on securities — Class 2	(9,907,113)	(6,492,067)
Net realized gain on securities — Class 3	(113,026,027)	(66,764,607)

Total distributions to shareholders	(232,814,049)	(133,877,629)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	115,832,302	(4,731,158)

Total increase (decrease) in net assets	69,442,931	219,667,152

NET ASSETS:
Beginning of period	1,290,752,262	1,071,085,110

End of period†	$1,360,195,193	$1,290,752,262

† Includes accumulated undistributed net investment income (loss)	$(2,882)	$(9,812)

*	See Note 12

See Notes to Financial Statements

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Natural Resources Portfolio		Multi-Asset Portfolio*		Strategic Multi-Asset Portfolio
For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2013

$2,701,219	$1,493,881	$150,323	$190,414	$116,200	$108,698
9,636,610	(4,484,005)	3,143,952	1,750,029	2,230,636	3,144,337
(55,954,133)	15,990,428	(1,244,277)	1,689,802	(1,300,078)	650,518

(43,616,304)	13,000,304	2,049,998	3,630,245	1,046,758	3,903,553

(1,215,552)	(878,635)	(210,188)	(234,735)	(83,172)	(504,755)
(115,003)	(112,124)	—	—	—	—
(866,736)	(876,329)	(907)	(1,113)	—	—
—	—	—	—	(2,938,927)	(143,783)
—	—	—	—	—	—
—	—	—	—	—	—

(2,197,291)	(1,867,088)	(211,095)	(235,848)	(3,022,099)	(648,538)

15,268,130	(6,814,074)	(2,312,355)	(2,840,521)	687,924	(2,216,415)

(30,545,465)	4,319,142	(473,452)	553,876	(1,287,417)	1,038,600

234,867,212	230,548,070	22,766,973	22,213,097	22,354,198	21,315,598

$204,321,747	$234,867,212	$22,293,521	$22,766,973	$21,066,781	$22,354,198

$2,408,643	$1,964,189	$164,500	$217,461	$194,037	$(258,072)

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core Equity Securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The Multi-Asset Portfolio† seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and

†	On September 30, 2014, the Board of Trustees of the Trust (the “Board”) approved a change in the Multi-Asset Portfolio’s name to the “SA BlackRock Multi-Asset Income Portfolio”, along with certain changes to the Portfolio’s principal investment strategy and techniques. These changes became effective on January 12, 2015. See Note 12 for additional details.

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each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2014 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios

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may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by a Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended December 31, 2014, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of December 31, 2014, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may

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involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended December 31, 2014, the Government and Quality Bond, Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of December 31, 2014, the following Portfolios had open futures contracts: Government and Quality Bond Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At December 31, 2014, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended December 31, 2014, the Capital Appreciation Portfolio used purchased options contracts to seek protection against a decline in value of the Portfolio’s securities. As of December 31, 2014, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statements of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statements of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received.

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Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the year ended December 31, 2014, none of the Portfolios had transactions in options written.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2014. For detailed presentation of derivatives held as of December 31, 2014, please refer to each Portfolio’s Portfolio of Investments.

	Government and Quality Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$45,125

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$482,344	$(48,578)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $9,259,781.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(48,578) as reported in the Portfolio of Investments.

Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Call and put options purchased, at value	$—	Call and put options purchased, at value	$—

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(3)(4)	Net realized gain (loss) on purchased options contracts/Change in unrealized appreciation (depreciation) on purchased options contracts	$(1,029,096)	$822,689

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $41,880.
(3)	Net realized gain (loss) on purchased options is included in net realized gain (loss) on investments (unaffiliated) line of the Statement of Operations.
(4)	The change in unrealized appreciation (depreciation) on purchased options is included in change in unrealized appreciation (depreciation) on investments (unaffiliated) line of the Statement of Operations.

	Multi-Asset Portfolio
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(4)	Variation margin on futures contracts	$6,520	Variation margin on futures contracts	$—
Interest rate contracts (3)(4)	Variation margin on futures contracts	—	Variation margin on futures contracts	437

		$6,520		$437

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(70,197)	$14,685
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	591	(2,645)

		$(69,606)	$12,040

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $475,595.
(3)	The average value outstanding for interest rate futures was $146,592.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(10,827) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—
Interest rate contracts(3)(5)	Variation margin on futures contracts	31	Variation margin on futures contracts	656
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	296,407	Unrealized depreciation on forward foreign currency contracts	80,720

		$296,438		$81,376

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts (2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(6,468)	$16,854
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(23,593)	(7,208)
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	452,266	210,508

		$422,205	$220,154

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $182,220.
(3)	The average value outstanding for interest rate futures was $404,254.
(4)	The average notional amount outstanding for forward foreign currency contracts was $11,869,853.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(8,833) as reported in the Portfolio of Investments.

As of December 31, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Portfolio as of December 31, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio’s holdings in repurchase agreements.

Liabilities:	Government and Quality Bond Portfolio
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Derivatives:
Interest rate contracts
Exchange traded	$45,125	$—	$45,125

Total derivatives, subject to a master netting arrangement or similar arrangement	$45,125	$—	$45,125

	Net Amount of Liabilities in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
JP Morgan Chase Bank*	$45,125	$(45,125)	$—	$—

Assets:	Multi-Asset Portfolio
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Derivatives:
Equity contracts
Exchange traded	$6,520	$—	$6,520

Total derivatives, subject to a master netting arrangement or similar arrangement	$6,520	$—	$6,520

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

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#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — JP Morgan Chase Bank as Futures Commission Merchant

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Goldman Sachs & Co.*	$6,520	$(437)	$—	$6,083

Liabilities:	Multi-Asset Portfolio
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Derivatives:
Interest rate contracts
Exchange traded	$437	$—	$437

Total derivatives, subject to a master netting arrangement or similar arrangement	$437	$—	$437

	Net Amount of Liabilities in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
Goldman Sachs & Co.*	$437	$(437)	$—	$—

Assets:	Strategic Multi-Asset Portfolio
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Derivatives:
Interest rate contracts	$31	$—	$31
Exchange traded
Foreign exchange contracts
Over-the-counter	296,407	—	296,407

Total derivatives, subject to a master netting arrangement or similar arrangement	$296,438	$—	$296,438

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America, N.A	$64,800	$(7,375)	$—	$57,425
Barclays Bank PLC	724	(724)	—	—
BNP Paribas SA	3,066	(196)	—	2,870
Citibank N.A	4,146	(1,186)	—	2,960
Commonwealth Bank of Australia	40	(7)	—	33
Deutsche Bank AG London	1,252	(190)	—	1,062
Goldman Sachs & Co.*	31	(31)	—	—
Goldman Sachs International	18,718	(361)	—	18,357
HSBC Bank USA	1,725	(1,725)	—	—
JPMorgan Chase Bank.	20,521	(6,940)	—	13,581
Morgan Stanley and Co. International PLC	73,261	(20,304)	—	52,957
National Australia Bank, Ltd. .	13,352	(1,486)	—	11,866
Royal Bank of Canada.	18,940	—	—	18,940
Standard Chartered Bank.	11	—	—	11
State Street Bank and Trust Co	24,446	(198)	—	24,248
UBS AG	43,550	(14,053)	—	29,497
Westpac Banking Corp	7,855	(827)	—	7,028

	$296,438	$(55,603)	$—	$240,835

Liabilities:	Strategic Multi-Asset Portfolio
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Derivatives:
Interest rate contracts
Exchange traded	$656	$—	$656
Foreign exchange contracts
Over the counter	80,720	—	80,720

Total derivatives, subject to a master netting arrangement or similar arrangement	$81,376	$—	$81,376

	Net Amount of Liabilities in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
Bank of America N.A.	$7,375	$(7,375)	$—	$—
Barclays Bank PLC	4,312	(724)	—	3,588
BNP Paribas SA	196	(196)	—	—
Citibank N.A	1,186	(1,186)	—	—
Commonwealth Bank of Australia	7	(7)	—	—
Credit Suisse International	20,762	—	—	20,762
Deutsche Bank AG London	190	(190)	—	—
Goldman Sachs & Co. *	656	(31)	—	625
Goldman Sachs International	361	(361)	—	—
HSBC Bank USA	2,523	(1,725)	—	798
JPMorgan Chase Bank.	6,940	(6,940)	—	—
Morgan Stanley and Co. International PLC	20,304	(20,304)	—	—
National Australia Bank, Ltd. .	1,486	(1,486)	—	—
State Street Bank and Trust Co	198	(198)	—	—
UBS AG	14,053	(14,053)	—	—
Westpac Banking Corp.	827	(827)	—	—

	$81,376	$(55,603)	$—	$25,773

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013 or expected to be taken in each Portfolio’s 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S.

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Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of December 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	16.00%	$8,740,000
Growth and Income	1.06	580,000
Growth	3.55	1,940,000
Capital Appreciation	8.61	4,705,000
Natural Resources	2.42	1,320,000
Multi-Asset	0.64	350,000
Strategic Multi-Asset	0.10	55,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $54,620,000, a repurchase price of $54,620,152, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	02/28/2018	$4,826,000	$4,765,530
U.S. Treasury Notes	3.13%	05/15/2019	$47,738,400	$51,031,395

As of December 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	15.97%	$11,205,000
Growth and Income	1.08	755,000
Growth	3.55	2,490,000
Capital Appreciation	8.61	6,040,000
Natural Resources	2.42	1,700,000
Multi-Asset	0.66	460,000
Strategic Multi-Asset	0.12	85,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated December 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $70,150,000, a repurchase price of $70,150,195, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	01/31/2021	$69,753,000	$71,283,381

As of December 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	15.99%	$11,190,000
Growth and Income	1.06	740,000
Growth	3.55	2,485,000
Capital Appreciation	8.62	6,030,000
Natural Resources	2.42	1,695,000
Multi-Asset	0.64	450,000
Strategic Multi-Asset	0.11	75,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $69,965,000, a repurchase price of $69,965,194, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.13%	05/15/2021	$66,418,700	$71,420,692

As of December 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	16.00%	$6,905,000
Growth and Income	1.05	455,000
Growth	3.54	1,530,000
Capital Appreciation	8.62	3,720,000
Natural Resources	2.42	1,045,000
Multi-Asset	0.64	275,000
Strategic Multi-Asset	0.10	45,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2014, bearing interest at a rate of 0.09% per annum, with a principal amount of $43,165,000, a repurchase price of $43,165,216, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	07/31/2018	$43,792,000	$44,047,307

As of December 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	15.99%	$11,190,000
Growth and Income	1.06	740,000
Growth	3.55	2,485,000
Capital Appreciation	8.62	6,030,000
Natural Resources	2.42	1,695,000
Multi-Asset	0.64	450,000
Strategic Multi-Asset	0.11	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc. dated December 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $69,965,000, a repurchase price of $69,965,233, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.63%	02/15/2021	$64,135,000	$71,426,508

Mortgage-Backed Dollar Rolls: During the year ended December 31, 2014, the Government and Quality Bond Portfolio and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended December 31, 2014, the Government and Quality Bond Portfolio and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $10,723,774 and $92,057, respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a

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forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended December 31, 2014, the Government and Quality Bond Portfolio and Multi-Asset Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3. Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and
Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%
Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fee received by SAAMCo which is paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and
Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

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Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the year ended December 31, 2014, SAAMCo accrued fees of $25,209,692 from the Trust, of which SAAMCo informed the Trust that $17,411,708 was retained and $7,797,984 was paid to Wellington Management and EDGE, collectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the period ended December 31, 2014, transfer agent fees were paid (see Statements of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the Total Annual Portfolio Operating Expenses of the Multi-Asset Portfolio exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively, through April 30, 2015. Further, effective July 1, 2014, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 1.20% for Class 1. For the purposes of waived fee and/or reimbursed expense calculations, Annual Fund Operating Expenses shall not include extraordinary expenses, as determined under GAAP, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the Multi-Asset and Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with their contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2015, only with the approval of the Board. For the year ended December 31, 2014, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
Multi Asset — Class 1	$249,376
Multi Asset — Class 3	1,395
Strategic Multi-Asset	61,301

For the year ended December 31, 2014, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Balance Subject to Recoupment
Portfolio	December 31, 2015	December 31, 2016
Multi Asset — Class 1	$97,003	$249,376
Multi Asset — Class 3	470	1,395
Strategic Multi-Asset	—	61,301

89

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended December 31, 2014, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$281
Growth and Income	170
Growth	1,905
Capital Appreciation	20,195
Natural Resources	4,356
Multi-Asset	13
Strategic Multi-Asset	343

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2014 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$98,947,183	$60,505,057	$134,467,755	$742,381,886	$1,193,784,151	$206,354,736	$15,391,764	$19,158,487
Sales (excluding U.S. government securities)	43,182,032	77,270,727	85,023,434	689,860,232	1,322,421,227	205,743,626	17,894,365	20,370,092
Purchases of U.S. government securities	1,699,287,084	3,975,122	—	—	—	—	3,822,991	845,711
Sales of U.S. government securities	1,627,567,503	9,045,492	—	—	—	—	3,449,659	764,152

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization of premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2014
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$24,873,809	$331,560	$40,493,059	$23,832,105	$—
Asset Allocation	5,952,897	20,555,508	32,781,881	5,220,061	6,039,907
Growth and Income	4,007,691	5,037,890	24,134,395	3,728,579	510,031
Growth	3,872,040	93,501,275	31,449,344	3,102,263	—
Capital Appreciation	73,679,791	156,202,428	240,636,171	103,154,500	129,659,549
Natural Resources	2,410,081	(7,077,357)	(45,351,004)	2,197,291	—
Multi-Asset	377,745	2,476,551	2,134,275	211,095	—
Strategic Multi-Asset	1,038,832	1,426,979	949,592	1,774,675	1,247,424

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2013
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Government & Quality Bond	$38,030,362	$1,258,833
Asset Allocation	6,230,372	—
Growth and Income	203,675	—
Growth	3,436,368	—
Capital Appreciation	17,744,590	116,133,039
Natural Resources	1,867,088	—
Multi-Asset	235,848	—
Strategic Multi-Asset	504,755	143,783

90

As of December 31, 2014, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward†		Unlimited†
	2017	2018	ST	LT
Government and Quality Bond	$—	$—	$—	$—
Asset Allocation	—	—	—	—
Growth and Income	—	—	—	—
Growth	—	—	—	—
Capital Appreciation	—	—	—	—
Natural Resources	—	—	528,608	6,548,749
Multi-Asset	—	—	—	—
Strategic MultiAsset	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2014.

Portfolio	Capital Loss Carryforward Utilized
Government & Quality Bond	$10,152,745
Asset Allocation	—
Growth and Income	—
Growth	28,559,129
Capital Appreciation	—
Natural Resources	9,456,317
Multi-Asset	385,613
Strategic Multi-Asset	—

For the year ended December 31, 2014, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, amortization premium/discount, net operating loss, investments in partnerships, contingent payment debt instruments, and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government & Quality Bond	$2,521,162	$(2,521,162)	$—
Asset Allocation	315,667	(286,847)	(28,820)
Growth and Income	473	(473)	—
Growth	6,365	(6,365)	—
Capital Appreciation	3,237,480	(3,237,480)	—
Natural Resources	(59,474)	59,474	—
Multi-Asset	7,811	(7,811)	—
Strategic Multi-Asset	419,081	(419,081)	—

As of December 31, 2014, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$42,135,833	$(1,328,124)	$40,807,709	$1,677,803,450
Asset Allocation	36,112,261	(3,330,267)	32,781,994	185,688,065
Growth and Income	25,436,137	(1,301,742)	24,134,395	149,138,575
Growth	61,285,537	(29,835,911)	31,449,626	615,949,480
Capital Appreciation	275,453,931	(34,816,617)	240,637,314	1,132,062,459
Natural Resources	1,568,070	(46,918,092)	(45,350,022)	237,209,163
Multi-Asset	2,415,568	(281,293)	2,134,275	21,906,075
Strategic Multi-Asset	1,747,062	(811,675)	935,387	19,955,650

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Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,900,124	$164,126,032	11,650,396	$177,279,065	151,740	$2,288,034	329,258	$4,965,103
Reinvested dividends	659,934	9,837,045	898,734	13,059,600	51,741	772,053	113,711	1,653,485
Shares redeemed	(2,451,317)	(36,873,514)	(4,921,558)	(75,042,920)	(670,054)	(10,084,840)	(964,351)	(14,705,061)

Net increase (decrease)	9,108,741	$137,089,563	7,627,572	$115,295,745	(466,573)	$(7,024,753)	(521,382)	$(8,086,473)

	Government and Quality Bond Portfolio
	Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	5,180,331	$77,767,589	11,937,196	$179,687,704
Reinvested dividends	889,449	13,223,007	1,695,634	24,576,110
Shares redeemed	(9,316,131)	(139,563,672)	(9,988,059)	(151,751,584)

Net increase (decrease)	(3,246,351)	$(48,573,076)	3,644,771	$52,512,230

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	183,678	$3,035,169	272,977	$4,153,283	66,358	$1,081,948	103,380	$1,563,540
Reinvested dividends	468,744	7,684,657	295,650	4,465,507	48,508	794,525	30,632	462,207
Shares redeemed	(1,641,929)	(27,158,439)	(1,982,619)	(30,307,144)	(278,434)	(4,588,405)	(231,732)	(3,525,388)

Net increase (decrease)	(989,507)	$(16,438,613)	(1,413,992)	$(21,688,354)	(163,568)	$(2,711,932)	(97,720)	$(1,499,641)

	Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	453,253	$7,450,792	888,846	$13,533,925
Reinvested dividends	170,482	2,780,786	86,628	1,302,658
Shares redeemed	(592,624)	(9,749,529)	(662,113)	(10,044,833)

Net increase (decrease)	31,111	$482,049	313,361	$4,791,750

	Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	4,232,742	$50,086,901	5,000,772	$49,528,210
Reinvested dividends	352,457	4,238,610	20,004	203,675
Shares redeemed	(125,120)	(1,447,761)	(287,295)	(2,723,333)

Net increase (decrease)	4,460,079	$52,877,750	4,733,481	$47,008,552

	Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,363,875	$101,714,509	3,860,894	$98,442,635	36,774	$1,080,725	24,028	$584,414
Reinvested dividends	84,705	2,633,069	99,233	2,618,467	3,302	102,689	6,167	162,804
Shares redeemed	(1,073,149)	(32,207,809)	(1,370,030)	(34,476,245)	(178,103)	(5,392,421)	(270,426)	(6,879,187)

Net increase (decrease)	2,375,431	$72,139,769	2,590,097	$66,584,857	(138,027)	$(4,209,007)	(240,231)	$(6,131,969)

92

	Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	197,492	$5,935,403	179,355	$4,492,106
Reinvested dividends	11,803	366,505	24,855	655,097
Shares redeemed .	(813,411)	(24,528,478)	(1,315,875)	(33,609,366)

Net increase (decrease)	(604,116)	$(18,226,570)	(1,111,665)	$(28,462,163)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	1,102,507	$54,545,127	1,186,566	$54,248,716	25,516	$1,229,412	39,374	$1,720,943
Reinvested dividends	2,360,865	109,880,909	1,330,450	60,620,955	217,965	9,907,113	145,105	6,492,067
Shares redeemed .	(1,656,060)	(81,843,561)	(2,059,615)	(93,741,869)	(249,916)	(12,176,123)	(316,862)	(14,307,510)

Net increase (decrease)	1,807,312	$82,582,475	457,401	$21,127,802	(6,435)	$(1,039,598)	(132,383)	$(6,094,500)

	Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold .	894,550	$42,771,849	1,123,291	$50,465,856
Reinvested dividends	2,525,647	113,026,027	1,510,153	66,764,607
Shares redeemed .	(2,568,781)	(121,508,451)	(3,078,692)	(136,994,923)

Net increase (decrease)	851,416	$34,289,425	(445,248)	$(19,764,460)

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	1,127,382	$26,501,260	1,120,887	$25,280,473	46,067	$943,877	50,457	$1,128,296
Reinvested dividends	49,265	1,215,552	38,557	878,635	4,674	115,003	4,935	112,124
Shares redeemed .	(408,447)	(9,642,106)	(647,162)	(14,590,937)	(96,053)	(2,274,212)	(138,843)	(3,143,959)

Net increase (decrease)	768,200	$18,074,706	512,282	$11,568,171	(45,312)	$(1,215,332)	(83,451)	$(1,903,539)

	Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold .	1,113,869	$23,253,681	736,597	$16,088,708
Reinvested dividends	35,396	866,736	38,757	876,329
Shares redeemed .	(1,088,892)	(25,711,661)	(1,493,737)	(33,443,743)

Net increase (decrease)	60,373	$(1,591,244)	(718,383)	$(16,478,706)

	Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	10,318	$82,314	33,031	$228,194	—	$—	—	$—
Reinvested dividends	26,499	210,188	33,305	234,735	114	907	158	1,113
Shares redeemed .	(334,347)	(2,605,764)	(477,372)	(3,304,563)	—	—	—	—

Net increase (decrease)	(297,530)	$(2,313,262)	(411,036)	$(2,841,634)	114	$907	158	$1,113

93

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	31,717	$297,584	18,059	$157,610
Reinvested dividends	356,477	3,022,099	72,990	648,538
Shares redeemed	(286,366)	(2,631,759)	(342,087)	(3,022,563)

Net increase (decrease)	101,828	$687,924	(251,038)	$(2,216,415)

Note 8.  Trustees’ Retirement Plan

The Board of Anchor Series Trust has adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statements of Operations.

	As of December 31, 2014
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$2,066	$208	$4,973
Asset Allocation	445	40	1,084
Growth and Income	86	15	193
Growth	1,452	91	3,640
Capital Appreciation	2,880	212	7,142
Natural Resources	420	37	1,027
Multi-Asset	256	4	675
Strategic Multi-Asset	178	4	468

Note 9.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit which is included in other expenses on the Statements of Operations. Prior to September 12, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit.

94

Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2014, the following Portfolio had borrowings:

Portfolio	Days outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	9	$1,782	$5,311,336	1.34%
At December 31, 2014, there were no borrowings outstanding.

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2014, none of the Portfolios participated in this program.

Note 11.  Investment Concentration

Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Multi-Asset Portfolio. At December 31, 2014, the Strategic Multi-Asset Portfolio had 7.1% of its net assets invested in securities domiciled in Japan.

The Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At December 31, 2014, the Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio had 33.9%, 10.0%, and 10.8%, respectively, of their net assets invested in such securities.

Note 12.   Subsequent Events

On September 30, 2014, the Board approved a change in the Multi-Asset Portfolio’s name to the “SA BlackRock Multi-Asset Income Portfolio,” along with certain changes to the Portfolio’s principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC (“BlackRock”), replacing Wellington Management. These changes became effective on January 12, 2015 (the “Effective Date”). Under the Subadvisory Agreement, the subadvisory fee payable by SunAmerica to BlackRock is equal to an annual rate of 0.425% of average daily net assets on the first $100 million, 0.400% on the next $400 million, 0.375% on the next $500 million and 0.350% thereafter. As of the Effective Date, pursuant to a subadvisory fee waiver agreement (the “BlackRock iShares Waiver”), BlackRock has contractually agreed to waive its subadvisory fee in an amount equal to the Portfolio’s “acquired fund fees and expenses” incurred in connection with its investments in exchange-traded funds that are advised or sponsored by BlackRock or its “affiliated persons,” as defined in Section 2(a)(3) of the 1940 Act (the “iShares Funds”). SunAmerica has also contractually agreed to waive a portion of its advisory fee with respect to the Portfolio in an amount equal to the BlackRock iShares Waiver in order to pass the benefit of such waiver onto the Portfolio in connection with its investments in the iShares Funds. In addition, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses with respect to the SA BlackRock Multi-Asset Income Portfolio to the extent that the total annual operating expenses exceed 0.58% and 0.83% for Class 1 and 3 shares, respectively. BlackRock assumed the day-to-day portfolio management responsibility for the SA BlackRock Multi-Asset Income Portfolio, replacing Wellington Management, as of the Effective Date.

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ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/10	$14.95	$0.42	$0.33	$0.75	$(0.63)	$—	$(0.63)	$15.07	4.98%	$297,126	0.59%	2.75%	66%
12/31/11	15.07	0.35	0.71	1.06	(0.49)	(0.07)	(0.56)	15.57	7.09	260,025	0.62	2.24	44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	(0.22)	(0.59)	15.58	3.83	326,992	0.59	1.88	81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59	1.40	184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58	1.40	128

Government and Quality Bond Portfolio Class 2
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	(0.61)	15.06	4.83	80,584	0.74	2.60	66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128

Government and Quality Bond Portfolio Class 3
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	(0.59)	15.03	4.74	737,455	0.84	2.50	66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

96

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/10	$12.00	$0.33	$1.30	$1.63	$(0.34)	$—	$(0.34)	$13.29	13.89%	$195,082	0.76%	2.64%	65%
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	(0.37)	13.03	0.93	167,345	0.80	2.82	44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	(0.43)	14.15	11.95	159,351	0.80	2.65	30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79	2.29	27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75	2.37	29

Asset Allocation Portfolio Class 2
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29

Asset Allocation Portfolio Class 3
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29

Growth and Income Portfolio Class 1
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	(0.00)	8.01	11.93	9,669	1.56	0.03	67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	(0.00)	7.55	(5.71)	7,449	1.82	(0.18)	69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28	0.97	73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86	1.03	109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77	0.68	64

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Asset Allocation Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.01	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

97

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/10	$18.33	$0.13	$2.43	$2.56	$(0.13)	$—	$(0.13)	$20.76	14.10%	$244,740	0.78%	0.66%	82%
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	(0.15)	19.31	(6.21)	190,613	0.83	0.55	84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	(0.12)	21.88	13.95	244,122	0.79	1.05	92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14	403,439	0.77	0.74	78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48	505,595	0.74	0.68	118

Growth Portfolio Class 2
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81	25,506	0.94	0.85	92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97	27,163	0.92	0.60	78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28	24,700	0.89	0.54	118

Growth Portfolio Class 3
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72	118,352	1.04	0.76	92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82	126,179	1.02	0.50	78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18	115,933	0.99	0.44	118

Capital Appreciation Portfolio Class 1
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74	(0.17)	103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75	(0.22)	105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26	668,565	0.74	(0.12)	91

Capital Appreciation Portfolio Class 2
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89	(0.33)	103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90	(0.37)	105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89	(0.27)	91

Capital Appreciation Portfolio Class 3
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(0.42)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(0.47)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(0.37)	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.01	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

98

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/10	$39.96	$0.27	$5.53	$5.80	$(0.36)	$(2.57)	$(2.93)	$42.83	16.20	(4)%	$123,891	0.82%		0.70%		82%
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	(10.11)	(10.39)	24.38	(20.27)		81,957	0.87		0.87		89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	(2.33)	(2.60)	22.61	3.54		84,409	0.83		1.18		55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80		100,572	0.84		0.80		77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)		95,751	0.82		1.28		91
Natural Resources Portfolio Class 2
12/31/10	39.85	0.21	5.51	5.72	(0.31)	(2.57)	(2.88)	42.69	16.01	(4)	24,994	0.97		0.55		82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	(10.11)	(10.33)	24.29	(20.38)		17,284	1.02		0.72		89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37		15,018	0.98		1.01		55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64		13,767	0.99		0.66		77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)		10,238	0.97		1.15		91
Natural Resources Portfolio Class 3
12/31/10	39.73	0.17	5.50	5.67	(0.27)	(2.57)	(2.84)	42.56	15.93	(4)	175,152	1.07		0.45		82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	(10.11)	(10.29)	24.18	(20.47)		140,166	1.12		0.62		89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25		131,121	1.08		0.92		55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56		120,528	1.09		0.56		77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)		98,333	1.07		1.04		91
Multi-Asset Portfolio Class 1+
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	(0.08)	6.10	9.00		26,790	1.34		1.09		53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	(0.08)	5.95	(1.17)		23,405	1.46		0.69		53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	(0.06)	6.46	9.50		22,114	1.42	(5)	0.90	(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67		22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68		22,167	1.10	(5)	0.67	(5)	88
Multi-Asset Portfolio Class 3+
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)		99	1.35	(5)(7)	0.92	(5)(7)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30		116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47		127	1.35	(5)	0.42	(5)	88
Strategic Multi-Asset Portfolio Class 1
12/31/10	6.79	0.02	0.86	0.88	—	—	—	7.67	12.96		25,272	1.55		0.34		99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)		21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10		21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65		22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04		21,067	1.42	(5)	0.54	(5)	96

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/10	12/31/11	12/31/12		12/31/13	12/31/14
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%		0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00		0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00		0.00	0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00		0.00	0.00
Multi-Asset Portfolio Class 3	—	—	0.00	(7)	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.00	0.00		0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	12/31/14
Multi-Asset Portfolio Class 1	0.17%		0.44%	1.12%
Multi-Asset Portfolio Class 3	0.76	(7)	0.43	1.16
Strategic Multi-Asset Portfolio Class 1	—		—	0.28
(6)	Commencement of operations.
(7)	Annualized
+	See Note 12

See Notes to Financial Statements

99

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eight portfolios constituting Anchor Series Trust (the “Trust”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

February 26, 2015

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ANCHOR SERIES TRUST

APPROVAL OF THE SUBADVISORY AGREEMENT

At an in-person meeting held on September 30, 2014 (the “Meeting”), the Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Fund,” and collectively, the “Funds”), SunAmerica Asset Management, LLC (“SunAmerica”) or BlackRock Asset Management, LLC (“BlackRock”), approved a change in the Multi-Asset Portfolio’s name to the “SA BlackRock Multi-Asset Income Portfolio” (the “Multi-Asset Income Portfolio” or the “Portfolio”), along with certain changes to the Portfolio’s principal investment strategy and techniques. The Board also approved a new subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica and BlackRock with respect to the Multi-Asset Income Portfolio and separate sub-subadvisory agreements (the “Sub-Subadvisory Agreements”) between BlackRock and certain entities affiliated with BlackRock (the “Subadviser Affiliates”), each for an initial two-year period ending June 30, 2016, replacing the Portfolio’s current subadviser. These changes are expected to become effective on or about January 12, 2015.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and BlackRock provided, materials relating to the Board’s consideration of whether to approve the Subadvisory Agreement. These materials included, as applicable: (a) a summary of the services to be provided to the Portfolio by BlackRock and the Subadviser Afilliates; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”), an independent third-party provider of mutual fund data, on proposed fees and expenses of the Portfolio as compared with a peer group of funds, along with fee and performance data with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by BlackRock with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information about BlackRock’s compliance policies and procedures and the services SunAmerica provides in connection with its oversight of subadvisers; (e) information about SunAmerica’s and BlackRock’s risk management processes; (f) information regarding brokerage and soft dollar practices; and (g) information about the key personnel of BlackRock, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the Subadvisory Agreement and the Sub-Subadvisory Agreements, the Board, including the Independent Trustees, considered at the Meeting factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services.    The Board, including the Independent Trustees, considered the nature, extent and quality of services to be provided by BlackRock with respect to the Portfolio, including investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio, subject to the oversight and review of SunAmerica. In addition, the Board reviewed BlackRock’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing portfolio management services to the Portfolio. The Board considered that, based on the materials provided, discussions with BlackRock representatives, and diligence conducted by management, that: (i) BlackRock would be able to retain high quality portfolio managers and other investment personnel; (ii) BlackRock would exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) BlackRock would be responsive to requests of the Board and of SunAmerica. The Board also considered that BlackRock has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio. The Board further considered BlackRock’s code of ethics, compliance and regulatory history and risk management processes. The Board also noted that BlackRock had not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Portfolio.

The Board also considered the approval of three Sub-Subadvisory Agreements between BlackRock and each Subadviser Affiliate, respectively. The Board noted that each Sub-Subadvisory Agreement contained a provision that BlackRock would compensate the Subadviser Affiliates from its subadvisory fees at a rate to be agreed upon among BlackRock and the Subadviser Affiliates from time to time. The Board also considered that the sub-subadvisory fees were paid by BlackRock out of its subadvisory fee and not by SunAmerica or the Portfolio.

The Board concluded that the nature and extent of services to be provided by BlackRock under the Subadvisory Agreement, and the Subadviser Affiliates under each Sub-Subadvisory Agreement, were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

Consideration of the Subadvisory Fee and the Cost of the Services to be Provided.    The Board, including the Independent Trustees, also received and reviewed information regarding the fees to be paid by SunAmerica to BlackRock pursuant to the Subadvisory Agreement. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

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In connection with the consideration of the subadvisory fee to be paid by SunAmerica to BlackRock pursuant to the Subadvisory Agreement and in the context of the changes in the Portfolio’s principal investment strategy and techniques, the Board initially considered the reasonableness of the current management fee for the Portfolio. To assist in analyzing the reasonableness of the management fee for the Portfolio, the Board received reports independently prepared by Lipper, which contained comparative fee and expense information with respect to the Portfolio (which is based on estimated expense amounts) and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the management fee to be paid by the Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) total operating expenses. In considering the Portfolio’s projected total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Portfolio. The Board further considered that, unlike the funds in the Portfolio’s peer group (“Peer Group”) and peer universe (“Peer Universe”), the fee waivers and/or reimbursements anticipated to be made by SunAmerica with respect to the Portfolio are only reflected in the total expenses category of the Lipper report, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper report. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Portfolio and compared the Portfolio’s net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolio. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica would be providing services at a cost that was competitive with other, similar funds.

The Board also received and reviewed information regarding the subadvisory fee to be paid by SunAmerica to BlackRock pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information of the Portfolio’s Peer Group and Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that the Peer Group and Peer Universe information, as a whole, was useful in assessing whether BlackRock was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fee was paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fee may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of the subadvisory fees to be paid out by SunAmerica and the amount of the advisory fee that it would retain and determined that these amounts were reasonable in light of the services to be performed by SunAmerica and BlackRock, respectively. With respect to the sub-subadvisory fees to be paid by BlackRock to the Subadviser Affiliates, the Independent Trustees considered that the fees would be negotiated among BlackRock and the Subadviser Affiliates, and that BlackRock would compensate the Subadviser Affiliates from its fee.

The Board also considered fees received by BlackRock with respect to other mutual funds and accounts for which it serves as adviser or subadviser that have similar investment strategies to the Portfolio, as applicable, and reviewed any relevant distinctions or differences with respect to such other mutual funds or accounts. The Board concluded that the subadvisory fees were reasonable in light of the factors discussed above.

Investment Performance.    The Board, including the Independent Trustees, also considered performance data with respect to any other mutual funds or other accounts advised or subadvised by BlackRock with similar investment objectives and/or strategies, as applicable. In considering this comparative performance, however, the Board also reviewed any relevant distinctions and differences, and acknowledged that past performance is not necessarily indicative of future results.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates would receive from its relationship with the Portfolio. The Board was provided with a profitability analysis that detailed the revenues that would be earned and the expenses that would be incurred by SunAmerica and its affiliates that provide services to the Portfolio. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica with respect to the Portfolio.

The Board also reviewed financial statements and/or other reports from BlackRock and considered whether Blackrock had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Portfolio. The Board considered that BlackRock had the financial resources necessary to perform its obligations under the Subadvisory Agreement and would provide the Portfolio with high quality services. In considering the profitability to BlackRock in connection with its relationship to the Portfolio, as discussed above, the Board noted that the fees under the Subadvisory Agreement will be paid by SunAmerica out of the advisory fees that SunAmerica receives under the advisory agreement between Anchor Series and SunAmerica with respect to the Portfolio (the “Advisory Agreement”). The Board also relied on the ability of SunAmerica to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. As a result, the Board determined that the profitability to BlackRock from its relationship with the Portfolio was not a material factor in their deliberations with respect to their consideration of the approval of the Subadvisory Agreement.

Economies of Scale.    For similar reasons as stated above with respect to BlackRock’s profitability, the Board concluded that the potential for economies of scale in BlackRock’s management of the Portfolio was not a material factor to the approval of the Subadvisory Agreement, although the Board noted that the subadvisory fee payable to BlackRock contains breakpoints. The Board also noted that it

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had considered information regarding economies of scale at the in-person meeting of the Board held on June 3, 2014, in the context of the renewal of the Advisory Agreement.

Other Factors.    In consideration of the Subadvisory Agreement, the Board also received information regarding BlackRock’s brokerage practices. The Board considered that SunAmerica and BlackRock would be responsible for decisions to buy and sell securities for the Portfolio, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits BlackRock derives from its soft dollar arrangements, to the extent applicable, including arrangements under which brokers provide brokerage and/or research services to BlackRock in return for allocating brokerage. The Board also considered that, to the extent that the Portfolio would invest in the iShares Trust, a Delaware statutory trust registered under the 1940 Act as an open-end management investment company that is organized as a series fund with multiple series that operate as exchange-traded funds (the “iShares Funds”) that are advised or sponsored by BlackRock or its “affiliated persons,” as defined in Section 2(a)(3) of the 1940 Act, BlackRock would receive a management fee for the management of the Portfolio as well as an annual unitary management fee for the management of the iShares Funds, such that BlackRock has agreed to waive a portion of its subadvisory fee from the Portfolio equivalent to the management fees and administration fees, if any, received by BlackRock from the iShares Funds.

Conclusion.    After a full and complete discussion, the Board approved the Subadvisory Agreement and the Sub-Subadvisory Agreements, each for an initial term ending June 30, 2016. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Subadvisory Agreement and the Sub-Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolio and its shareholders. In arriving at a decision to approve the Subadvisory Agreement and the Sub-Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 69	Trustee	2011-present	Retired.	77	Director, Sysco Corporation (1996 to present); Director, Luby’s Inc. (1998 to present).

William F. Devin Age: 76	Trustee	2011-present	Retired.	77	None

Richard W. Grant Age: 69	Trustee, Chairman of the Board	2011-present	Retired. Prior to that, Attorney and Partner Morgan Lewis and Brockius LLP (1989-2011)	28	None

Stephen J. Gutman Age: 71	Trustee	1986-present	Senior Vice President and Associate Broker, Corcoran Group (Real Estate) (2002 to present); President and Member of Managing Directors, Beau Brummel — Soho LLC (Licensing of menswear, specialty retailing and other activities) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	28	None

William J. Shea Age: 67	Trustee	2004-present	Executive Chairman, Caliber ID (formerly, Lucid, Inc.) (Medical Devices) (2007 to present); Managing Director, DLB Capital, LLC (Private Equity) (2006 to 2007).	28	Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present).
Interested Trustee

Peter A. Harbeck(4) Age: 61	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, AIG Capital Services, Inc. (“ACS”), (1993 to present.); Chairman, Advisor Group, Inc. (2004 to present).	138	None
Officers

John T. Genoy Age: 46	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Gregory N. Bressler Age: 48	Secretary	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 45	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present)	N/A	N/A

James Nichols Age: 48	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President SAAMCo (2002 to present).	N/A	N/A

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ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Katherine Stoner SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 58	Vice President and Chief Compliance Officer	2011-Present	Vice President, SAAMCo (2011 to present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”), Western National Life Insurance Company (“WNL”) and American General Distributors, Inc. (2006 to present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to 2011); Vice President, VALIC Financial Advisors, Inc. (2010 to 2011) and VALIC Retirement Services Company (2010 to present).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 49	Treasurer	2003-present	Vice President, SAAMCo (2001 to present); Head of Mutual Fund Administration, SAAMCo (2014 to present).	N/A	N/A

Shawn Parry SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 42	Vice President and Assistant Treasurer	2014-present	Assistant Vice President, SAAMCo (2005 to 2014).	N/A	N/A

Donna McManus Age: 54	Vice President and Assistant Treasurer	2014-present	Vice President, SAAMCo (2014 to present); Managing Director, BNY Mellon (2009 to 2014)	N/A	N/A

Nori L. Gabert SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 61	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2005 to present).	N/A	N/A

Matthew J. Hackethal Age: 43	Anti-Money Laundering Compliance Officer	2006-present	Chief Compliance Officer, SAAMCo (2006 to present).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (7 portfolios).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.
(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

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ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2014. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014.

During the year ended December 31, 2014, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Government and Quality Bond Portfolio — Class 1	$0.29	$0.29	$—	$—	—%
Government and Quality Bond Portfolio — Class 2	0.26	0.26	—	—	—
Government and Quality Bond Portfolio — Class 3	0.25	0.25	—	—	—
Asset Allocation Portfolio — Class 1	0.87	0.41	—	0.46	41.96
Asset Allocation Portfolio — Class 2	0.84	0.38	—	0.46	41.96
Asset Allocation Portfolio — Class 3	0.83	0.37	—	0.46	41.96
Growth and Income Portfolio — Class 1	0.35	0.06	0.25	0.04	30.40
Growth Portfolio — Class 1	0.17	0.17	—	—	100.00
Growth Portfolio — Class 2	0.12	0.12	—	—	100.00
Growth Portfolio — Class 3	0.09	0.09	—	—	100.00
Capital Appreciation Portfolio — Class 1	9.21	—	4.08	5.13	4.48
Capital Appreciation Portfolio — Class 2	9.21	—	4.08	5.13	4.48
Capital Appreciation Portfolio — Class 3	9.21	—	4.08	5.13	4.48
Natural Resources Portfolio — Class 1	0.26	0.26	—	—	54.39
Natural Resources Portfolio — Class 2	0.22	0.22	—	—	54.39
Natural Resources Portfolio — Class 3	0.19	0.19	—	—	54.39
Multi-Asset Portfolio — Class 1	0.08	0.08	—	—	100.00
Multi-Asset Portfolio — Class 3	0.06	0.06	—	—	100.00
Strategic Multi-Asset Portfolio — Class 1	1.38	0.04	0.77	0.57	5.30

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COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2014. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2014.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

107

Fixed-Income Portfolios

Wellington Management Company LLP

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/14
	Class 1*	Class 2*	Class 3*
1-year	5.19%	4.99%	4.87%
5-year	3.74%	3.58%	3.48%
10-year	3.95%	3.79%	3.69%
Since Inception	6.94%	4.17%	3.55%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Bond Index, and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 shares posted a return of 5.19% for the 12-month period ending December 31, 2014, compared to a 5.66% return for the Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [+5.06%] underperformed a number of non-Treasury sectors during the year, including taxable municipals [+18.79%], U.S. credit [+7.53%], and U.S. mortgage-backed securities [+6.08]. Treasuries outperformed commercial mortgage backed securities [+3.87%], U.S. corporate high yield [+2.45%], and asset-backed securities [+1.88%] during the period.

Duration and yield curve positioning detracted from relative performance during the period. Positioning and security selection within investment grade credit contributed to relative performance, driven primarily by selection in industrial issuers. Security selection within mortgage-backed securities, primarily agency pass-throughs, also contributed positively to relative performance during the period. An overweight allocation to taxable municipal securities was additive to relative performance.

The Portfolio ended the year with the following sector allocations: 37.3% U.S. government, 33.9% mortgage-backed securities, 19.5% credit, 4.8% asset-backed securities, and 4.5% in cash and cash equivalents.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

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Fixed-Income Portfolios — (continued)

Edge Asset Management, Inc.

Asset Allocation Portfolio — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/14
	Class 1*	Class 2*	Class 3*
1-year	7.41%	7.31%	7.23%
5-year	10.26%	10.09%	9.98%
10-year	6.87%	6.71%	6.60%
Since Inception	7.93%	6.74%	8.39%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 shares returned 7.41% for the 12-month period ending December 31, 2014, compared to a 13.69% return of the S&P 500 Index and a 5.97% return of the Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index returned 10.62% for the annual period.

Equities outperformed bonds during the period, as measured by the S&P 500 Index and the Barclays U.S. Aggregate Bond Index. International equities underperformed U.S. equities for the period. Developed and emerging market equities struggled finishing the year with a negative return. Fixed income markets defied the long anticipated end to the 30-year secular decline in interest rates posting a positive return of 5.97% as measured by the Barclays U.S. Aggregate Bond Index.

Over the course of 2014, the Portfolio’s equity allocation was maintained above 63%, ending the year at 64%. The overweight positioning in equities aided performance throughout the year. The Portfolio’s strategic allocation to international equities versus its benchmark hindered performance as international equities underperformed during the year. The Portfolio’s strategic allocation to real estate investment trusts (REITS) aided performance as REITS outperformed during the year. The Portfolio’s long term strategic and tactical allocation to high-yield corporate bonds detracted from performance as high-yield underperformed other fixed income sectors during the year.

Due to the Portfolio’s large number of individual holdings (over 800) and small position sizes, individual security impacts were minimal. The Portfolio’s security selection among U.S. growth equities (large, mid & small cap) aided performance. The Portfolio’s security selection among international developed growth and U.S. large cap value equities detracted from performance. Security selection in high-yield, bank loans and mortgage- and asset-backed securities detracted from performance, while security selection in investment grade corporate and commercial mortgage-backed securities aided performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

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Equity Portfolios

Wellington Management Company LLP

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/14
Class 1*
1-year	13.45%
5-year	12.47%
10-year	6.56%
Since Inception	7.76%
*	Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 shares posted a return of 13.45% for the 12-month period ending December 31, 2014, compared to a 13.69% return for the S&P 500 Index.

For the year, nine of ten sectors within the S&P 500 Index posted positive returns. Utilities [+29.0%], health care [+25.4%], and information technology [+20.1%] posted the strongest returns. Energy [-7.9%] and telecommunication services [+3.1%] were the weakest performing sectors in the benchmark.

Security selection had a neutral effect on the Portfolio during the period. Strong selection in the consumer staples, health care, and materials sectors was offset by weaker selection in information technology, industrials and financials. Selection in information technology, the Portfolio’s worst relative sector, was hampered by holdings in Yahoo!, VeriSign, and Intel. Holdings Yahoo!, Ocwen Financial (financials) and Halliburton (energy) were the top three detractors from relative performance during the period. Within the consumer staples sector, holdings Monster Beverage, CVS Health, and WhiteWave Foods were the largest contributors to relative performance. Health care holdings Forest Laboratories, Actavis, and Gilead Sciences also performed well.

Sector allocation contributed to relative performance during the period. An underweight to the lagging energy sector and overweight to the strong performing health care sector were large contributors to relative performance. Partially offsetting these positive results was an underweight to utilities, the index’s strongest performing sector. A small cash position in a rising market also detracted from relative performance.

The Portfolio ended the year most overweight the health care, information technology and consumer staples sectors. Financials, industrials, and energy were the largest underweights at the end of the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

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Equity Portfolios — (continued)

Wellington Management Company LLP

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/14
	Class 1*	Class 2*	Class 3*
1-year	7.48%	7.28%	7.18%
5-year	12.11%	11.94%	11.84%
10-year	6.92%	6.76%	6.66%
Since Inception	10.45%	5.71%	9.10%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 shares posted a return of 7.44% for the 12-month period ending December 31, 2014, compared to a 12.56% return for the Russell 3000 Index.

Nine of the ten sectors within the Russell 3000 Index posted positive returns for the year. Utilities [+27.0%], health care [+25.2%], and information technology [+17.9%] were the strongest performing sectors, while energy [-10.1%], telecommunication services [+2.3%], and materials [+5.7%] lagged.

The Portfolio transitioned on June 9, 2014 from Wellington Management’s Opportunistic Core approach to Wellington Management’s US Diversified Equities approach.

From January 1, 2014 through June 8, 2014, the Portfolio modestly underperformed its benchmark, the Russell 3000 Index. Underperformance was primarily a result of sector allocation, driven by an overweight allocation to consumer discretionary and underweight allocation to utilities. A frictional cash position in a rising market also detracted from relative performance. Security selection modestly detracted from relative performance during the period. Strong selection in consumer staples and information technology was more than offset by weaker selection in consumer discretionary, financials, industrials, and materials.

Subsequent to the transition, from June 9, 2014 to December 31, 2014, the Portfolio underperformed its benchmark, the Russell 3000 Index. Stock selection was the primary driver of underperformance for the period. Stock selection in energy, information technology, financials and consumer discretionary detracted the most from relative performance. Selection and an overweight position in health care contributed positively to relative performance. Overall, sector allocation modestly detracted from relative performance during the period, driven primarily by an overweight to the poor performing energy sector. Top detractors during the period included Web.com (information technology), BG Group (energy), and Conn’s (consumer

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Equity Portfolios — (continued)

Wellington Management Company LLP

Growth Portfolio — Class 1

discretionary). Bristol-Myers Squibb (health care), Monster Beverage (consumer staples), and Exxon Mobil (energy) were the top contributors to relative performance during the period.

The Portfolio ended the year most overweight the health care, consumer discretionary, and information technology sectors. Consumer staples, utilities, and industrials were the Portfolios largest underweights.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

112

Equity Portfolios — (continued)

Wellington Management Company LLP

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/14
	Class 1*	Class 2*	Class 3*
1-year	15.26%	15.08%	14.96%
5-year	17.22%	17.04%	16.92%
10-year	11.11%	10.94%	10.83%
Since Inception	12.62%	8.59%	12.50%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 shares posted a return of 15.26% for the 12-month period ending December 31, 2014, compared to a 12.44% return for the Russell 3000 Growth Index.

Nine of the ten sectors within the Russell 3000 Growth Index posted positive returns during the year, led by health care [+27.7%] and utilities [+23.0%]. Energy [-10.6%], telecommunication services [+3.3%], and consumer discretionary [+7.6%] lagged the index average.

Relative outperformance was primarily driven by stock selection. Selection was strongest within the information technology, consumer discretionary, and consumer staples sectors.

Within information technology, positions in NXP Semiconductors and Uber Technologies aided relative results. Within consumer discretionary, positions in Mobileye NV, Lowe’s, and TripAdvisor boosted returns. Mobileye and Uber were purchased in the Portfolio as private placement transactions. In consumer staples, Keurig Green Mountain and WhiteWave Foods were additive.

Stock selection within the industrials and financials sectors detracted most from relative results. Within industrials, positions in Clean Harbors and DigitalGlobe detracted. In financials, positions in Artisan Partners and Julius Baer Group hurt relative results. Other notable detractors during the period included Lululemon Athletica and Zulily (consumer discretionary holdings), as well as Whole Foods Market (consumer staples).

Sector positioning, a residual of the bottom-up stock selection process, contributed positively to relative performance. This was driven largely by an underweight to the weakest performing sector in the index, energy, and an overweight to the strongest performing sector in the index, health care. Partially offsetting these results was an overweight to the consumer discretionary sector and a frictional cash position in a strong equity market.

113

Equity Portfolios — (continued)

Wellington Management Company LLP

Capital Appreciation Portfolio — Class 1

The Portfolio ended the fiscal year overweight the information technology, consumer discretionary, and health care sectors and underweight the consumer staples, financials, and telecommunication services sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

114

Equity Portfolios — (continued)

Wellington Management Company LLP

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/14
	Class 1*	Class 2*	Class 3*
1-year	(18.53)%	(18.68)%	(18.74)%
5-year	(3.73)%	(3.87)%	(3.97)%
10-year	5.32%	5.16%	5.06%
Since Inception	8.68%	9.06%	10.38%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 21 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 Developed Markets countries and 21 Emerging Markets countries. All securities in the index are classified in the Metals & Mining industry (within the Materials sector) according to GICS®.

The MSCI World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 shares posted a return of -18.53% for the 12-month period ending December 31, 2014, compared to a 13.69% return for the S&P 500 Index.

Nine of the ten sectors within the S&P 500 Index posted positive returns led by the utilities [+29.0%], health care [+25.4%], and information technology [+20.1%] sectors. The energy [-7.9%] and telecommunication services [+3.1%] sectors lagged the broader index.

Effective May 1, 2014, the Portfolio changed its secondary benchmarks from the MSCI World/Metals & Mining Index, the MSCI World/Oil & Gas Index and the MSCI World/Energy Equipment & Services Index to the MSCI AWCI Energy Index and the MSCI ACWI/Metals and Mining Index. The new benchmarks are a better representation of the Portfolio’s entire investable universe than the currently listed, specific, sub-industry benchmarks, because (i) these two major sectors (energy and metals) are more consistent with the industries that comprise the current investment in natural resources and (ii) the AWCI better represents the investable universe, which includes companies domiciled in emerging markets.

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Equity Portfolios — (continued)

Wellington Management Company LLP

Natural Resources Portfolio — Class 1

The relative underperformance to the S&P 500 Index was primarily due to the Portfolio’s principal investment sectors. The Portfolio is overweight energy and metals & minerals compared to the S&P 500 Index, and these allocations detracted from relative performance as these two industries did not keep up with the strong overall S&P 500 Index return.

Top absolute detractors from returns during the year included positions in producer BG Group, steel company Fortescue Metals, as well as a position in diversified metals and mining company Vedanta Resources. Positions in diversified metals and mining company Western Areas, U.S. oil producer EOG Resources, and transportation and distribution company Enbridge contributed most on an absolute basis. The Portfolio’s position in Western Areas was eliminated prior to the end of the period following strong performance.

The Portfolio’s composition at year-end was comprised of mainly energy-related stocks (61.5% of total) with the majority of the holdings in the producers and integrated oils sub-sectors. Exxon Mobil, Royal Dutch Shell, and BG Group were the largest holdings in these sub-sectors as of the end of the period. Most of the balance of the Portfolio consisted of metals & minerals companies (24.3% of total) where the largest positions were Rio Tinto and BHP Billiton. The Portfolio also had an allocation to chemicals (6.6% of total).

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

116

Balanced Portfolios

Wellington Management Company LLP

Multi-Asset Portfolio — Class 1

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/14
	Class 1*	Class 3*
1-year	9.68%	9.47%
5-year	8.77%	N/A
10-year	5.44%	N/A
Since Inception	7.56%	11.25%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

The Blended Index consists of 60% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Citigroup 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Multi-Asset Portfolio — Class 1 shares posted a return of 9.68% for the 12-month period ending December 31, 2014, compared to a 13.69% return for the S&P 500 Index, a 5.97% return for the Barclays U.S. Aggregate Bond Index, and a 10.30% return for its blended benchmark, comprised of 60% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Citigroup 3-Month T-Bill.

For the year, the S&P 500 Index returned 13.69%, as nine of ten sectors within the index posted positive returns. Utilities [+29.0%], health care [+25.4%], and information technology [+20.1%] posted the strongest returns, while energy [-7.9%] and telecommunication services [+3.1%] were the weakest performing sectors.

Within the equity portion of the Portfolio, security selection in consumer staples and consumer discretionary were the largest contributors to relative performance. Within consumer staples, positions in Monster Beverage, Keurig Green Mountain, and CVS Health were the top contributors to relative performance. Top contributors to relative performance in the consumer discretionary sector included Lowe’s, Time Warner, and Amazon.com. Top detractors from relative performance included Halliburton (energy), Priceline (consumer discretionary) and United Technologies (industrials).

117

Balanced Portfolios — (continued)

Wellington Management Company LLP

Multi-Asset Portfolio — Class 1

Within the fixed income portion of the Portfolio, security selection in mortgage-backed securities was the largest contributor to relative performance, while underweight positioning and security selection within investment grade credit, particularly industrials, also contributed. Duration and yield curve positioning detracted from relative performance.

At the end of the period, the Portfolio was positioned with a slight underweight to equities and overweight to fixed income and cash relative to its blended benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

118

Balanced Portfolios — (continued)

Wellington Management Company LLP

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/14
Class 1*
1-year	5.04%
5-year	9.46%
10-year	6.95%
Since Inception	8.12%
*	Inception date for Class 1: 03/23/87

The MSCI ACWI USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and 5% Citigroup 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 5.04% for the 12-month period ending December 31, 2014, compared to a 4.16% return for the MSCI ACWI USD Index, a 8.16% return for the Citigroup World Government Bond Index (US dollar hedged, ex-Switzerland) , and a 5.21% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (US dollar hedged, ex-Switzerland), and 5% Citigroup 3-month T-Bill Index.

Global equity markets returned 4.16% for the year, as measured by the MSCI ACWI USD Index. Emerging markets [-2.2%] underperformed their developed market counterparts [+4.9%] for the year as measured by the MSCI Emerging Markets and MSCI World Indexes (in USD), respectively. The United States led the way from a regional perspective, returning [+13.7%] for the year, as measured by the S&P 500 Index. Other regions lagged, with the MSCI Pacific ex Japan Index declining [-0.5%], the MSCI Japan Index declining [-4.0%], and the MSCI Europe Index declining [-6.2%]. Within the global fixed income markets, unhedged global bonds [-0.48%] underperformed hedged global bonds [+8.35%] as measured by the Citigroup World Government Bond Indexes.

The impact of asset allocation decisions was positive for the year, primarily due to an overweight to equities and having only a modest exposure to cash.

119

Balanced Portfolios — (continued)

Wellington Management Company LLP

Strategic Multi-Asset Portfolio — Class 1

The global equity portion of the Portfolio outperformed the MSCI ACWI USD Index during the year aided by strong stock selection in the health care, consumer discretionary, and materials sectors. These results more than offset weaker selection within financials. Allocation among sectors, a residual of the bottom up stock selection process, also contributed to the Portfolio’s relative outperformance. From a regional perspective, stock selection within North America and Europe ex UK contributed to relative results. An overweight to and selection within Japan, on the other hand, weighed on relative performance.

Within the global bond portion of the Portfolio, duration positioning was the primary detractor to performance and, to a lesser extent, country decisions. Active currency positioning was flat to performance over the year.

At the end of the year, the Portfolio was positioned with an overweight exposure to equities, a modest underweight to fixed income and was underweight cash.

During the period, the Portfolio held equity index and bond futures as well as currency forwards. When viewed in isolation, currency forwards and equity index futures contributed positively to the Portfolio’s absolute performance, while bond futures detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

120

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

121

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.11 (2/15)

Item 2.	Code of Ethics

Anchor Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2013	2014
(a) Audit Fees	$265,325	$275,941
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$54,840	$50,304
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$147,383	$374,208

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2013 and 2014 were $348,205 and $610,316, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 10, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 10, 2015